UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)

513-794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedules of Investments.

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 83.3%		Shares	Value
CONSUMER DISCRETIONARY - 12.8%
McDonald's Corp. (Hotels, Restaurants & Leisure)		100,909	$9,942,564
PulteGroup, Inc. (Household Durables)		689,697	13,014,582
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	36,610	18,740,293
Expedia, Inc. (Internet & Catalog Retail)		57,920	6,816,026
Lowe's Cos., Inc. (Specialty Retail)		142,520	9,822,478
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		68,460	8,089,234
			66,425,177
CONSUMER STAPLES - 3.2%
Keurig Green Mountain, Inc. (Food Products)		166,290	8,670,361
Colgate-Palmolive Co. (Household Products)		121,360	7,701,506
			16,371,867
ENERGY - 3.9%
Apache Corp. (Oil, Gas & Consumable Fuels)		234,490	9,182,628
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		471,030	4,616,094
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		176,490	6,546,014
			20,344,736
FINANCIALS - 18.2%
Citigroup, Inc. (Banks)		362,822	17,999,599
JPMorgan Chase & Co. (Banks)		244,190	14,888,264
Wells Fargo & Co. (Banks)		275,550	14,149,492
American Express Co. (Consumer Finance)		78,100	5,789,553
American International Group, Inc. (Insurance)		239,160	13,589,071
Genworth Financial, Inc. Class A (Insurance)	(a)	994,830	4,596,115
Hartford Financial Services Group, Inc. / The (Insurance)		191,543	8,768,839
American Homes 4 Rent (Real Estate Investment Trusts)		649,230	10,439,618
Realogy Holdings Corp. (Real Estate Mgmt. & Development)	(a)	117,040	4,404,215
			94,624,766
HEALTH CARE - 13.4%
AbbVie, Inc. (Biotechnology)		138,776	7,550,802
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	39,141	6,121,261
Amgen, Inc. (Biotechnology)		78,450	10,851,204
Medtronic PLC (Health Care Equip. & Supplies)		164,620	11,019,663
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	130,650	10,577,424
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		86,084	9,986,605
Merck & Co., Inc. (Pharmaceuticals)		269,850	13,327,892
			69,434,851
INDUSTRIALS - 6.6%
Boeing Co. / The (Aerospace & Defense)		60,370	7,905,451
United Continental Holdings, Inc. (Airlines)	(a)	187,050	9,923,003
Rockwell Automation, Inc. (Electrical Equip.)		77,070	7,820,293
PACCAR, Inc. (Machinery)		116,805	6,093,717
United Rentals, Inc. (Trading Companies & Distributors)	(a)	44,500	2,672,225
			34,414,689
INFORMATION TECHNOLOGY - 15.8%
Cisco Systems, Inc. (Communications Equip.)		550,530	14,451,413
eBay, Inc. (Internet Software & Svs.)	(a)	193,920	4,739,405
Yahoo!, Inc. (Internet Software & Svs.)	(a)	354,920	10,260,737
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	94,497	8,227,854
Microsoft Corp. (Software)		464,120	20,541,951
Oracle Corp. (Software)		315,329	11,389,683
EMC Corp. (Tech. Hardware, Storage & Periph.)		509,530	12,310,245
			81,921,288
MATERIALS - 4.2%
Albemarle Corp. (Chemicals)		157,350	6,939,135
LyondellBasell Industries NV Class A (Chemicals)		87,319	7,278,912
Steel Dynamics, Inc. (Metals & Mining)		443,296	7,615,825
			21,833,872
UTILITIES - 5.2%
AES Corp. (Ind. Power & Renewable Elec.)		1,260,777	12,343,007
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	1,013,740	14,800,604
			27,143,611
Total Common Stocks (Cost $459,448,328)			$432,514,857

Master Limited Partnerships - 1.1%		Shares	Value
FINANCIALS - 1.1%
KKR & Co. LP (Capital Markets)		344,830	$5,786,247
Total Master Limited Partnerships (Cost $7,105,729)			$5,786,247

Money Market Funds - 1.4%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		7,354,000	$7,354,000
Total Money Market Funds (Cost $7,354,000)			$7,354,000

Total Investments - 85.8% (Cost $473,908,057)	(b)		$445,655,104
Other Assets in Excess of Liabilities - 14.2%			73,459,605
Net Assets - 100.0%			$519,114,709

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Money Market Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Commercial Paper - 62.1%		(b) Rate	Maturity	Face Amount	Amortized Cost
CONSUMER STAPLES - 3.8%
Walt Disney Co. / The (Media)	(a)	0.140%	10/06/2015	$9,000,000	$8,999,825

CONSUMER STAPLES - 11.5%
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.120%	10/13/2015	9,000,000	8,999,640
Nestle Capital Corp. (Food Products)	(a)	0.120%	10/01/2015	9,000,000	9,000,000
Procter & Gamble Co. / The (Household Products)	(a)	0.140%	10/05/2015	9,000,000	8,999,860
					26,999,500
ENERGY - 5.9%
Chevron Corp. (Oil, Gas & Consumable Fuels)	(a)	0.110%	10/07/2015	5,000,000	4,999,908
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		0.140%	10/02/2015	9,000,000	8,999,965
					13,999,873
FINANCIALS - 17.9%
U.S. Bank (Commercial Banks)		0.050%	10/01/2015	10,000,000	10,000,000
American Honda Finance Corp. (Consumer Finance)		0.130%	10/09/2015	5,000,000	4,999,856
American Honda Finance Corp. (Consumer Finance)		0.160%	10/15/2015	4,000,000	3,999,751
John Deere Capital Corp. (Consumer Finance)	(a)	0.160%	10/16/2015	9,000,000	8,999,400
Toyota Motor Credit Corp. (Consumer Finance)		0.190%	10/08/2015	5,000,000	4,999,815
Prudential Funding LLC (Insurance)		0.060%	10/01/2015	9,000,000	9,000,000
					41,998,822
HEALTH CARE - 7.7%
Johnson & Johnson (Pharmaceuticals)	(a)	0.050%	10/20/2015	9,000,000	8,999,763
Pfizer, Inc. (Pharmaceuticals)	(a)	0.150%	10/08/2015	9,000,000	8,999,737
					17,999,500
INFORMATION TECHNOLOGY - 7.7%
International Business Machines Corp. (IT Services)	(a)	0.110%	10/19/2015	9,000,000	8,999,505
Microsoft Corp. (Software)	(a)	0.140%	10/14/2015	9,000,000	8,999,545
					17,999,050
MATERIALS - 7.6%
E.I. du Pont de Nemours & Co. (Chemicals)	(a)	0.140%	10/02/2015	9,000,000	8,999,965
Praxair, Inc. (Chemicals)		0.110%	11/09/2015	9,000,000	8,998,928
					17,998,893
Total Commercial Paper (Cost $145,995,463)					$145,995,463

Money Market Funds - 11.5%				Shares	Value
Federated Prime Cash Obligations Fund - Institutional Class				9,000,000	$9,000,000
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				9,000,000	9,000,000
First American Prime Obligations Fund - Class Z				9,000,000	9,000,000
Total Money Market Funds (Cost $27,000,000)					$27,000,000

Total Investments - 73.6% (Cost $172,995,463)	(c)				$172,995,463
Other Assets in Excess of Liabilities - 26.4%					62,064,826
Net Assets - 100.0%					$235,060,289

Percentages are stated as a percent of net assets.

Footnotes:

(a) Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2015, the value of these securities totaled $94,997,148, or 40.4% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Rate presented is the effective yield at the time of purchase.

(c) Represents cost for federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of instruments in this Portfolio.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Corporate Bonds - 99.5%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 9.5%
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	$1,000,000	$971,439
General Motors Co. (Automobiles)		5.000%	04/01/2035	900,000	834,069
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3.350%	11/01/2022	206,000	194,831
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	(b)	5.100%	10/01/2025	1,000,000	1,014,253
Newell Rubbermaid, Inc. (Household Durables)		6.250%	04/15/2018	500,000	549,661
Mattel, Inc. (Leisure Products)		3.150%	03/15/2023	625,000	607,907
Mattel, Inc. (Leisure Products)		2.350%	05/06/2019	1,000,000	999,409
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	1,250,000	1,351,460
CCO Safari II, LLC (Media)	(a)	3.579%	07/23/2020	1,000,000	992,705
Comcast Corp. (Media)		4.250%	01/15/2033	750,000	743,936
Discovery Communications, LLC (Media)		4.375%	06/15/2021	1,000,000	1,041,962
Discovery Communications, LLC (Media)		3.300%	05/15/2022	275,000	268,034
Time Warner Cable, Inc. (Media)		6.550%	05/01/2037	850,000	835,549
Viacom, Inc. (Media)		4.850%	12/15/2034	1,500,000	1,296,478
Walt Disney Co. / The (Media)		3.700%	12/01/2042	925,000	868,779
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	925,000	955,816
AutoZone, Inc. (Specialty Retail)		3.125%	07/15/2023	925,000	914,951
Bed Bath & Beyond, Inc. (Specialty Retail)		5.165%	08/01/2044	900,000	852,889
					15,294,128
CONSUMER STAPLES - 4.6%
Anheuser-Busch Cos., LLC (Beverages)		5.500%	01/15/2018	750,000	816,295
CVS Health Corp. (Food & Staples Retailing)		5.750%	06/01/2017	301,000	323,048
Kroger Co. / The (Food & Staples Retailing)		2.950%	11/01/2021	900,000	902,011
Sysco Corp. (Food & Staples Retailing)		3.750%	10/01/2025	1,000,000	1,010,706
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	1,500,000	1,583,206
Imperial Tobacco Finance PLC (Tobacco)	(a)	3.750%	07/21/2022	1,400,000	1,413,423
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,344,839
					7,393,528
ENERGY - 16.1%
Ensco PLC (Energy Equip. & Svs.)		5.200%	03/15/2025	900,000	685,219
Noble Holding International Ltd. (Energy Equip. & Svs.)		4.000%	03/16/2018	900,000	852,507
Noble Holding International Ltd. (Energy Equip. & Svs.)		5.950%	04/01/2025	1,000,000	782,918
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	1,500,000	1,518,397
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	1,000,000	1,039,220
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,021,443
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		4.875%	04/15/2022	1,000,000	652,500
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.500%	06/01/2025	900,000	873,996
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		3.350%	05/15/2025	1,350,000	1,316,092
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3.250%	05/15/2022	900,000	863,103
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.750%	01/15/2026	400,000	368,188
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		3.900%	02/15/2024	1,000,000	982,168
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	955,390
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	851,915
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.250%	02/01/2021	1,000,000	1,039,627
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	850,000	756,667
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	889,309
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	12/01/2024	1,000,000	915,000
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	(b)	3.700%	12/01/2022	1,400,000	1,163,936
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.125%	02/15/2022	1,000,000	1,008,215
Phillips 66 (Oil, Gas & Consumable Fuels)		4.300%	04/01/2022	1,300,000	1,362,568
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		2.850%	01/31/2023	1,000,000	917,698
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	900,000	903,711
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.375%	03/25/2020	1,250,000	1,372,342
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(b)	4.050%	01/23/2020	900,000	894,916
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	1,425,000	1,339,638
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.750%	06/24/2044	1,000,000	700,062
					26,026,745
FINANCIALS - 27.8%
Bank of America Corp. (Banks)		5.650%	05/01/2018	1,000,000	1,090,819
Bank of America Corp. (Banks)		4.200%	08/26/2024	500,000	499,087
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	900,000	900,679
Citigroup, Inc. (Banks)		4.400%	06/10/2025	900,000	905,536
Citigroup, Inc. (Banks)		4.450%	09/29/2027	1,000,000	992,687
Comerica Bank (Banks)		5.750%	11/21/2016	1,500,000	1,573,882
Discover Bank (Banks)		2.600%	11/13/2018	1,000,000	1,004,270
Fifth Third Bancorp (Banks)		4.500%	06/01/2018	1,750,000	1,861,954
JPMorgan Chase & Co. (Banks)		4.250%	10/01/2027	1,000,000	996,398
KeyCorp (Banks)		5.100%	03/24/2021	500,000	553,280
PNC Bank NA (Banks)		3.250%	06/01/2025	850,000	838,350
SunTrust Banks, Inc. (Banks)		2.500%	05/01/2019	1,400,000	1,415,575
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	982,519
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,400,000	1,406,000
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	1,250,000	1,277,516
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	963,543
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	1,055,963
State Street Corp. (Capital Markets)		4.375%	03/07/2021	1,250,000	1,378,161
Ally Financial, Inc. (Consumer Finance)		5.125%	09/30/2024	1,000,000	987,500
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	925,000	922,115
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	750,000	807,946
%Ford Motor Credit Co. LLC (Consumer Finance)		3.157%	08/04/2020	1,400,000	1,398,496
Synchrony Financial (Consumer Finance)%		4.250%	08/15/2024	900,000	896,993
General Electric Capital Corp. (Diversified Financial Svs.)		5.625%	05/01/2018	1,000,000	1,107,132
Moody's Corp. (Diversified Financial Svs.)		5.250%	07/15/2044	1,000,000	1,064,549
Aflac, Inc. (Insurance)		3.625%	06/15/2023	1,425,000	1,462,751
Allstate Corp. / The (Insurance)		5.200%	01/15/2042	500,000	510,091
American International Group, Inc. (Insurance)		3.875%	01/15/2035	1,400,000	1,288,462
Hartford Financial Services Group, Inc. / The (Insurance)		5.375%	03/15/2017	1,500,000	1,586,339
Liberty Mutual Group, Inc. (Insurance)	(a)	4.850%	08/01/2044	1,500,000	1,459,331
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,397,957
Metropolitan Life Global Funding I (Insurance)	(a)	2.300%	04/10/2019	1,500,000	1,516,805
Prudential Financial, Inc. (Insurance)		6.100%	06/15/2017	1,500,000	1,611,282
Boston Properties LP (Real Estate Investment Trusts)		3.125%	09/01/2023	925,000	899,929
Camden Property Trust (Real Estate Investment Trusts)		4.250%	01/15/2024	500,000	523,046
Equity One, Inc. (Real Estate Investment Trusts)		6.250%	01/15/2017	1,250,000	1,319,248
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	1,425,000	1,419,729
HCP, Inc. (Real Estate Investment Trusts)		4.000%	06/01/2025	1,500,000	1,474,011
Simon Property Group LP (Real Estate Investment Trusts)		3.750%	02/01/2024	1,475,000	1,518,507
					44,868,438
HEALTH CARE - 6.6%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	1,425,000	1,393,704
Amgen, Inc. (Biotechnology)		4.100%	06/15/2021	1,000,000	1,061,923
Baxalta, Inc. (Biotechnology)	(a)	4.000%	06/23/2025	1,400,000	1,402,750
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	1,350,000	1,350,832
Gilead Sciences, Inc. (Biotechnology)		4.500%	02/01/2045	900,000	867,200
Becton Dickinson and Co. (Health Care Equip. & Supplies)		5.000%	05/15/2019	500,000	547,620
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4.875%	11/15/2019	500,000	552,360
Express Scripts Holding Co. (Health Care Providers & Svs.)		2.250%	06/15/2019	900,000	897,647
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	425,000	431,644
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.700%	04/01/2019	1,000,000	1,008,243
Merck Sharp & Dohme Corp. (Pharmaceuticals)		5.000%	06/30/2019	1,000,000	1,114,105
					10,628,028
INDUSTRIALS - 9.5%
BAE Systems Holdings, Inc. (Aerospace & Defense)	(a)	6.375%	06/01/2019	750,000	852,236
Lockheed Martin Corp. (Aerospace & Defense)		3.350%	09/15/2021	1,000,000	1,036,290
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	918,145
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,369,201
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,425,000	1,484,757
American Airlines Group, Inc. (Airlines)	(a)	4.625%	03/01/2020	1,000,000	975,000
Deere & Co. (Machinery)		4.375%	10/16/2019	1,250,000	1,356,650
Illinois Tool Works, Inc. (Machinery)		3.375%	09/15/2021	500,000	522,129
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,426,117
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	900,000	883,286
CSX Corp. (Road & Rail)		5.600%	05/01/2017	1,500,000	1,601,726
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	600,000	597,966
Union Pacific Corp. (Road & Rail)		4.000%	02/01/2021	1,250,000	1,346,726
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	1,000,000	1,009,332
					15,379,561
INFORMATION TECHNOLOGY - 7.6%
Harris Corp. (Communications Equip.)		2.700%	04/27/2020	900,000	892,007
QUALCOMM, Inc. (Communications Equip.)		3.450%	05/20/2025	1,000,000	944,678
Denali Borrower LLC / Denali Finance Corp. (Computers & Peripherals)	(a)	5.625%	10/15/2020	900,000	935,550
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	1,000,000	1,101,960
Hewlett Packard Enterprise Co. (IT Svs.)	(a)	4.900%	10/15/2025	1,850,000	1,844,913
Broadcom Corp. (Semiconductors & Equip.)		3.500%	08/01/2024	1,400,000	1,386,336
Intel Corp. (Semiconductors & Equip.)		4.000%	12/15/2032	1,500,000	1,455,159
KLA-Tencor Corp. (Semiconductors & Equip.)	(b)	3.375%	11/01/2019	900,000	923,305
Microsoft Corp. (Software)		3.500%	02/12/2035	400,000	372,128
Oracle Corp. (Software)		4.300%	07/08/2034	1,500,000	1,504,613
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	1,000,000	950,284
					12,310,933
MATERIALS - 5.3%
Airgas, Inc. (Chemicals)		3.050%	08/01/2020	900,000	913,936
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,400,000	1,308,684
Eastman Chemical Co. (Chemicals)		3.600%	08/15/2022	1,000,000	1,006,350
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,010,533
Praxair, Inc. (Chemicals)		2.650%	02/05/2025	1,000,000	967,567
Packaging Corp. of America (Containers & Packaging)		4.500%	11/01/2023	675,000	705,093
Freeport-McMoRan, Inc. (Metals & Mining)		3.550%	03/01/2022	925,000	684,500
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	1,425,000	1,279,385
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	1,000,000	610,000
					8,486,048
TELECOMMUNICATION SERVICES - 2.0%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	900,000	859,414
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	1,250,000	1,348,426
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	425,000	352,396
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	700,000	673,694
					3,233,930
UTILITIES - 10.5%
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,085,967
DTE Electric Co. (Electric Utilities)		3.375%	03/01/2025	1,000,000	1,027,565
Duke Energy Florida, Inc. (Electric Utilities)		4.550%	04/01/2020	500,000	551,095
ITC Holdings Corp. (Electric Utilities)		3.650%	06/15/2024	500,000	501,732
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	1,500,000	1,611,603
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	1,000,000	978,439
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	1,500,000	1,619,121
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	500,000	501,757
Xcel Energy, Inc. (Electric Utilities)		4.700%	05/15/2020	1,000,000	1,086,668
AGL Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,096,796
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,250,000	1,307,251
Spectra Energy Capital LLC (Gas Utilities)		3.300%	03/15/2023	1,425,000	1,280,207
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,104,141
LG&E and KU Energy LLC (Multi-Utilities)		4.375%	10/01/2021	1,000,000	1,091,059
Public Service Electric & Gas Co. (Multi-Utilities)		3.950%	05/01/2042	750,000	730,751
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,405,887
					16,980,039
Total Corporate Bonds (Cost $160,502,848)					$160,601,378

Asset-Backed Securities - 0.5%		Rate	Maturity	Face Amount	Value
INDUSTRIALS - 0.5%
American Airlines 2015-1 Class B Pass Through Trust (Airlines)		3.700%	05/01/2023	$900,000	$884,250
Total Asset-Backed Securities (Cost $900,000)					$884,250

Money Market Funds - 2.0%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				3,217,000	$3,217,000
Total Money Market Funds (Cost $3,217,000)					$3,217,000

Total Investments - 102.0% (Cost $164,619,848)	(c)				$164,702,628
Liabilities in Excess of Other Assets - (2.0)%					(3,278,019)
Net Assets - 100.0%					$161,424,609

Percentages are stated as a percent of net assets.

Footnotes:

(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2015, the value of these securities totaled $12,266,709, or 7.6% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Represents bonds that are credit sensitive. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 73.6%				Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Delphi Automotive PLC (Auto Components)				4,594	$349,328
Johnson Controls, Inc. (Auto Components)				14,240	588,966
Jarden Corp. (Household Durables)	(a)			11,954	584,312
Whirlpool Corp. (Household Durables)				1,353	199,243
Amazon.com, Inc. (Internet & Catalog Retail)	(a)			1,622	830,286
CBS Corp. Class B (Media)				15,233	607,797
Time Warner, Inc. (Media)				9,492	652,575
Walt Disney Co. / The (Media)				2,725	278,495
Tiffany & Co. (Specialty Retail)				3,863	298,301
PVH Corp. (Textiles, Apparel & Luxury Goods)				6,342	646,503
					5,035,806
CONSUMER STAPLES - 4.7%
Coca-Cola Co. / The (Beverages)				9,100	365,092
Molson Coors Brewing Co. Class B (Beverages)				5,107	423,983
Mondelez International, Inc. Class A (Food Products)				16,705	699,438
Tyson Foods, Inc. Class A (Food Products)				16,818	724,856
					2,213,369
ENERGY - 3.1%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)				4,950	298,931
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)				6,001	436,873
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)			21,519	707,975
					1,443,779
FINANCIALS - 11.1%
Bank of America Corp. (Banks)				55,225	860,406
Citigroup, Inc. (Banks)				17,399	863,164
JPMorgan Chase & Co. (Banks)				11,547	704,021
Capital One Financial Corp. (Consumer Finance)				9,735	705,982
Hartford Financial Services Group, Inc. / The (Insurance)				15,509	710,002
MetLife, Inc. (Insurance)				15,068	710,456
Prudential Financial, Inc. (Insurance)				9,018	687,262
					5,241,293
HEALTH CARE - 14.9%
Biogen, Inc. (Biotechnology)	(a)			1,239	361,553
Celgene Corp. (Biotechnology)	(a)			3,239	350,363
St. Jude Medical, Inc. (Health Care Equip. & Supplies)				10,366	653,991
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)				7,126	669,345
Aetna, Inc. (Health Care Providers & Svs.)				6,128	670,464
Cardinal Health, Inc. (Health Care Providers & Svs.)				4,573	351,298
Cigna Corp. (Health Care Providers & Svs.)				5,011	676,585
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)			7,956	615,476
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)				5,936	725,854
Allergan plc (Pharmaceuticals)	(a)			2,371	644,462
Mylan NV (Pharmaceuticals)	(a)			17,088	687,963
Pfizer, Inc. (Pharmaceuticals)				18,856	592,267
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)			47	8,384
					7,008,005
INDUSTRIALS - 6.6%
Honeywell International, Inc. (Aerospace & Defense)				7,074	669,837
Raytheon Co. (Aerospace & Defense)				6,001	655,669
FedEx Corp. (Air Freight & Logistics)				4,830	695,423
Stanley Black & Decker, Inc. (Machinery)				3,700	358,826
Xylem, Inc. (Machinery)				22,144	727,430
					3,107,185
INFORMATION TECHNOLOGY - 21.7%
Cisco Systems, Inc. (Communications Equip.)				26,636	699,195
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)			8,800	518,936
Facebook, Inc. Class A (Internet Software & Svs.)	(a)			7,573	680,813
Google, Inc. Class A (Internet Software & Svs.)	(a)			372	237,474
Google, Inc. Class C (Internet Software & Svs.)	(a)			863	525,066
MasterCard, Inc. Class A (IT Svs.)				8,003	721,230
Avago Technologies Ltd. (Semiconductors & Equip.)				6,215	776,937
Intel Corp. (Semiconductors & Equip.)				23,796	717,211
NXP Semiconductors NV (Semiconductors & Equip.)	(a)			8,205	714,409
Adobe Systems, Inc. (Software)	(a)			10,619	873,094
Microsoft Corp. (Software)				19,407	858,954
Oracle Corp. (Software)				19,654	709,902
Apple, Inc. (Tech. Hardware, Storage & Periph.)				11,822	1,303,967
Hewlett-Packard Co. (Tech. Hardware, Storage & Periph.)				32,748	838,676
					10,175,864
TELECOMMUNICATION SERVICES - 0.8%
AT&T, Inc. (Diversified Telecom. Svs.)				11,247	366,427
Total Common Stocks (Cost $36,619,228)					$34,591,728

Corporate Bonds - 23.7%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 2.1%
General Motors Co. (Automobiles)		5.000%	04/01/2035	$100,000	$92,674
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3.350%	11/01/2022	11,000	10,404
Mattel, Inc. (Leisure Products)		3.150%	03/15/2023	75,000	72,949
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	100,000	108,117
Comcast Corp. (Media)		5.875%	02/15/2018	75,000	82,493
Discovery Communications, LLC (Media)		3.300%	05/15/2022	75,000	73,100
Time Warner Cable, Inc. (Media)		6.550%	05/01/2037	150,000	147,450
Viacom, Inc. (Media)		4.250%	09/01/2023	75,000	73,498
Walt Disney Co. / The (Media)		3.700%	12/01/2042	75,000	70,442
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	75,000	77,499
AutoZone, Inc. (Specialty Retail)		3.125%	07/15/2023	75,000	74,185
Bed Bath & Beyond, Inc. (Specialty Retail)		5.165%	08/01/2044	100,000	94,765
					977,576
CONSUMER STAPLES - 1.6%
Anheuser-Busch Cos., LLC (Beverages)		5.500%	01/15/2018	150,000	163,259
CVS Health Corp. (Food & Staples Retailing)		5.750%	06/01/2017	45,000	48,296
Kroger Co. / The (Food & Staples Retailing)		2.950%	11/01/2021	100,000	100,223
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	150,000	158,321
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	100,000	110,429
Imperial Tobacco Finance PLC (Tobacco)	(b)	3.750%	07/21/2022	100,000	100,959
Philip Morris International, Inc. (Tobacco)		3.375%	08/11/2025	100,000	100,420
					781,907
ENERGY - 4.4%
Ensco PLC (Energy Equip. & Svs.)		5.200%	03/15/2025	100,000	76,135
Noble Holding International Ltd. (Energy Equip. & Svs.)		4.000%	03/16/2018	100,000	94,723
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	150,000	151,840
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	100,000	103,922
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		5.500%	02/01/2017	100,000	102,928
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	(b)	4.500%	06/01/2025	100,000	97,111
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		3.350%	05/15/2025	150,000	146,232
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3.250%	05/15/2022	100,000	95,900
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.750%	01/15/2026	100,000	92,047
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		3.900%	02/15/2024	100,000	98,217
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3.150%	04/01/2025	100,000	98,282
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	71,654
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	166,398
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	150,000	133,529
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	(c)	3.700%	12/01/2022	100,000	83,138
Phillips 66 (Oil, Gas & Consumable Fuels)		4.300%	04/01/2022	100,000	104,813
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	100,000	100,412
Shell International Finance BV (Oil, Gas & Consumable Fuels)		3.250%	05/11/2025	100,000	98,928
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(c)	4.050%	01/23/2020	100,000	99,435
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	75,000	70,507
					2,086,151
FINANCIALS - 5.6%
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	100,000	100,075
Citigroup, Inc. (Banks)		5.850%	08/02/2016	75,000	77,850
Citigroup, Inc. (Banks)		4.400%	06/10/2025	100,000	100,615
Comerica, Inc. (Banks)		3.800%	07/22/2026	100,000	99,779
JPMorgan Chase & Co. (Banks)		3.250%	09/23/2022	100,000	100,176
KeyBank NA (Banks)		5.700%	11/01/2017	150,000	162,151
PNC Bank NA (Banks)		3.250%	06/01/2025	150,000	147,944
SunTrust Banks, Inc. (Banks)		2.500%	05/01/2019	100,000	101,112
Wells Fargo & Co. (Banks)		3.500%	03/08/2022	75,000	77,539
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	100,000	100,429
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	110,704
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	75,000	76,651
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	100,000	96,354
Northern Trust Corp. (Capital Markets)		3.950%	10/30/2025	75,000	78,342
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	75,000	74,766
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	150,000	161,589
Ford Motor Credit Co. LLC (Consumer Finance)		3.157%	08/04/2020	100,000	99,893
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	100,000	99,666
Aflac, Inc. (Insurance)		3.625%	06/15/2023	75,000	76,987
Allstate Corp. / The (Insurance)		3.150%	06/15/2023	75,000	75,804
American International Group, Inc. (Insurance)		3.875%	01/15/2035	100,000	92,033
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	100,000	99,854
Boston Properties LP (Real Estate Investment Trusts)		3.125%	09/01/2023	75,000	72,967
Camden Property Trust (Real Estate Investment Trusts)		3.500%	09/15/2024	100,000	98,607
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	75,000	74,723
HCP, Inc. (Real Estate Investment Trusts)		4.000%	06/01/2025	100,000	98,267
Simon Property Group LP (Real Estate Investment Trusts)		3.750%	02/01/2024	75,000	77,212
					2,632,089
HEALTH CARE - 1.8%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	75,000	73,353
Baxalta, Inc. (Biotechnology)	(b)	4.000%	06/23/2025	100,000	100,196
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	150,000	150,092
Gilead Sciences, Inc. (Biotechnology)		4.500%	02/01/2045	100,000	96,356
Anthem, Inc. (Health Care Providers & Svs.)		5.875%	06/15/2017	150,000	160,691
Express Scripts Holding Co. (Health Care Providers & Svs.)		2.250%	06/15/2019	100,000	99,739
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	75,000	76,172
Hospira, Inc. (Pharmaceuticals)		6.050%	03/30/2017	75,000	80,092
					836,691
INDUSTRIALS - 1.9%
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	100,000	91,815
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	75,000	78,145
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	75,000	82,667
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	100,000	101,866
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	100,000	98,143
ERAC U.S.A. Finance LLC (Road & Rail)	(b)(c)	6.375%	10/15/2017	150,000	163,803
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	75,000	74,746
Ryder System, Inc. (Road & Rail)		2.650%	03/02/2020	100,000	99,667
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	100,000	100,933
					891,785
INFORMATION TECHNOLOGY - 2.8%
Harris Corp. (Communications Equip.)		2.700%	04/27/2020	100,000	99,112
QUALCOMM, Inc. (Communications Equip.)		3.450%	05/20/2025	100,000	94,468
Denali Borrower LLC / Denali Finance Corp. (Computers & Peripherals)	(b)	5.625%	10/15/2020	100,000	103,950
Amphenol Corp. (Electronic Equip., Instr. & Comp.)		3.125%	09/15/2021	100,000	101,079
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	150,000	165,294
Hewlett Packard Enterprise Co. (IT Svs.)	(b)	4.900%	10/15/2025	150,000	149,588
Broadcom Corp. (Semiconductors & Equip.)		3.500%	08/01/2024	100,000	99,024
Intel Corp. (Semiconductors & Equip.)		4.000%	12/15/2032	100,000	97,011
KLA-Tencor Corp. (Semiconductors & Equip.)	(c)	3.375%	11/01/2019	100,000	102,589
Microsoft Corp. (Software)		3.500%	02/12/2035	100,000	93,032
Oracle Corp. (Software)		4.300%	07/08/2034	100,000	100,308
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	100,000	95,028
					1,300,483
MATERIALS - 1.1%
Airgas, Inc. (Chemicals)		3.050%	08/01/2020	100,000	101,548
CF Industries, Inc. (Chemicals)		3.450%	06/01/2023	75,000	71,339
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	100,000	93,477
Packaging Corp. of America (Containers & Packaging)		4.500%	11/01/2023	75,000	78,344
Freeport-McMoRan, Inc. (Metals & Mining)		3.550%	03/01/2022	75,000	55,500
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	75,000	67,336
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	75,000	45,750
					513,294
TELECOMMUNICATION SERVICES - 0.5%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	100,000	95,490
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	75,000	62,188
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	75,000	72,182
					229,860
UTILITIES - 1.9%
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	150,000	161,160
Pennsylvania Electric Co. (Electric Utilities)		6.050%	09/01/2017	150,000	162,413
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	75,000	73,383
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	150,000	161,912
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	75,000	75,264
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	75,000	78,435
Spectra Energy Capital LLC (Gas Utilities)		3.300%	03/15/2023	75,000	67,379
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	100,421
					880,367
Total Corporate Bonds (Cost $11,150,604)					$11,130,203

Asset-Backed Securities - 0.2%		Rate	Maturity	Face Amount	Value
INDUSTRIALS - 0.2%
American Airlines 2015-1 Class B Pass Through Trust (Airlines)		3.700%	05/01/2023	$100,000	$98,250
Total Asset-Backed Securities (Cost $100,000)					$98,250

U.S. Treasury Obligations - 0.7%		Rate	Maturity	Face Amount	Value
United States Treasury Note		1.125%	04/30/2020	$100,000	$99,139
United States Treasury Note		2.500%	05/15/2024	100,000	104,203
United States Treasury Note		2.125%	05/15/2025	100,000	100,637
Total U.S. Treasury Obligations (Cost $300,495)					$303,979

Money Market Funds - 1.4%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				650,000	$650,000
Total Money Market Funds (Cost $650,000)					$650,000

Total Investments - 99.6% (Cost $48,820,327)	(d)				$46,774,160
Other Assets in Excess of Liabilities - 0.4%					207,415
Net Assets - 100.0%					$46,981,575

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2015, the value of these securities totaled $715,607, or 1.5% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Represents bonds that are credit sensitive. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 89.6%		Shares	Value
Japan - 29.8%
Aisin Seiki Co. Ltd.	(c)	74,600	$2,502,976
Alps Electric Co. Ltd.	(c)	49,500	1,397,881
Asahi Kasei Corp.	(c)	221,000	1,558,369
Chugai Pharmaceutical Co. Ltd.	(c)	60,900	1,870,436
Disco Corp.	(c)	27,500	1,934,123
Fuji Heavy Industries Ltd.	(c)	86,700	3,119,855
HIS Co. Ltd.	(c)	22,500	735,657
Hitachi Ltd.	(c)	318,000	1,604,637
Honda Motor Co. Ltd.	(c)	125,000	3,730,837
Hoshino Resorts REIT, Inc.	(c)	138	1,242,113
Ikyu Corp.	(c)	87,100	1,899,217
Japan Hotel REIT Investment Corp.	(c)	2,550	1,626,978
Kawasaki Heavy Industries Ltd.	(c)	246,000	849,275
Kubota Corp.	(c)	232,700	3,202,513
Kyowa Hakko Kirin Co. Ltd.	(c)	46,000	685,751
Mitsui & Co. Ltd.	(c)	77,300	868,813
Murata Manufacturing Co. Ltd.	(c)	21,300	2,751,417
Nippon Express Co. Ltd.	(c)	307,000	1,466,954
Oriental Land Co. Ltd.	(c)	21,600	1,206,210
Osaka Gas Co. Ltd.	(c)	435,000	1,649,266
Resorttrust, Inc.	(c)	55,400	1,378,236
Sekisui House Ltd.	(c)	209,000	3,273,759
Shionogi & Co. Ltd.	(c)	77,600	2,781,583
Sumitomo Mitsui Financial Group, Inc.	(c)	54,000	2,047,695
Yamaha Motor Co. Ltd.	(c)	61,900	1,245,320
			46,629,871
Sweden - 12.0%
Hennes & Mauritz AB	(c)	78,900	2,882,720
Husqvarna AB	(c)	302,400	1,983,241
JM AB	(c)	43,800	1,178,102
Nordax Group AB	(a)(b)(d)	274,790	1,254,127
Nordea Bank AB	(c)	217,400	2,425,425
Peab AB	(c)	218,600	1,520,501
Skandinaviska Enskilda Banken AB	(c)	125,900	1,346,528
SKF AB	(c)	54,700	1,005,302
Swedbank AB	(c)	64,100	1,417,913
Telefonaktiebolaget LM Ericsson	(c)	135,100	1,325,280
Volvo AB	(c)	249,400	2,389,039
			18,728,178
Germany - 10.8%
Allianz SE	(c)	11,300	1,775,149
BASF SE	(c)	22,000	1,682,634
Bayer AG	(c)	15,800	2,027,113
Daimler AG	(c)	25,700	1,871,037
Deutsche Pfandbriefbank AG	(a)(b)(d)	47,923	556,911
Deutsche Telekom AG	(c)	117,000	2,082,776
HeidelbergCement AG	(c)	7,000	480,703
ProSiebenSat.1 Media SE	(c)	41,600	2,041,959
SAP SE	(c)	28,600	1,852,813
Siemens AG	(c)	10,700	955,905
Symrise AG	(c)	26,300	1,584,659
			16,911,659
Denmark - 10.5%
AP Moeller - Maersk A/S	(c)	886	1,365,753
Danske Bank A/S	(c)	124,000	3,747,322
DSV A/S	(c)	83,300	3,112,663
ISS A/S	(c)	24,000	797,201
NKT Holding A/S	(c)	22,671	1,196,949
Novo Nordisk A/S - ADR		81,800	4,436,832
Sydbank A/S	(c)	47,250	1,798,425
			16,455,145
Ireland - 5.1%
Bank of Ireland	(a)(c)	5,720,000	2,236,472
CRH PLC	(c)	101,228	2,672,226
Kerry Group PLC	(c)	27,700	2,083,885
Smurfit Kappa Group PLC	(c)	35,500	956,442
			7,949,025
Taiwan - 4.2%
AU Optronics Corp. - ADR		197,700	585,192
Chunghwa Telecom Co. Ltd.	(c)	266,000	799,341
First Financial Holding Co. Ltd.	(c)	2,423,843	1,106,733
Formosa Chemicals & Fibre Corp.	(c)	394,000	802,929
Fubon Financial Holding Co. Ltd.	(c)	235,000	367,878
Hon Hai Precision Industry Co. Ltd.	(c)	255,150	666,566
Nan Ya Plastics Corp.	(c)	224,000	380,136
Taiwan Semiconductor Manufacturing Co. Ltd.	(c)	330,000	1,322,533
United Microelectronics Corp.	(c)	1,344,000	441,483
			6,472,791
Norway - 3.7%
DNB ASA	(c)	114,885	1,495,155
Statoil ASA	(c)	155,600	2,268,505
Yara International ASA	(c)	52,098	2,078,327
			5,841,987
Portugal - 2.5%
Banco Comercial Portugues SA	(a)(c)	6,200,000	302,991
EDP - Energias de Portugal SA	(c)	300,000	1,099,058
Galp Energia SGPS SA	(c)	67,000	661,143
Jeronimo Martins SGPS SA	(c)	79,900	1,078,356
NOS SGPS SA	(c)	52,500	433,655
Sonae SGPS SA	(c)	200,000	246,652
			3,821,855
Netherlands - 2.2%
Akzo Nobel NV	(c)	6,300	409,747
ASML Holding NV		3,700	325,526
Heineken NV	(c)	3,000	242,906
ING Groep NV	(c)	48,600	688,541
Koninklijke Philips NV	(c)	19,000	447,010
NN Group NV	(c)	16,500	473,669
Randstad Holding NV	(c)	8,000	478,166
Royal Dutch Shell PLC - ADR		7,800	369,642
			3,435,207
United States - 2.0%
Royal Caribbean Cruises Ltd.		35,650	3,176,058

United Kingdom - 2.0%
Dialog Semiconductor PLC	(a)(c)	52,000	2,086,167
Fiat Chrysler Automobiles NV	(a)(c)	62,535	812,801
Unilever NV	(c)	6,000	240,510
			3,139,478
Italy - 2.0%
Azimut Holding SpA	(c)	20,800	446,356
Cerved Information Solutions SpA	(c)	129,100	953,831
Luxottica Group SpA	(c)	11,300	783,141
UniCredit SpA	(c)	146,996	916,401
			3,099,729
Austria - 1.5%
Erste Group Bank AG	(a)(c)	23,500	682,930
OMV AG	(c)	19,500	474,477
UNIQA Insurance Group AG	(c)	46,700	404,937
voestalpine AG	(c)	10,800	371,331
Wienerberger AG	(c)	21,500	378,844
			2,312,519
Czech Republic - 0.7%
CEZ AS	(c)	27,500	572,000
Komercni Banka AS	(c)	2,600	563,528
			1,135,528
Hungary - 0.6%
MOL Hungarian Oil & Gas PLC	(c)	9,900	431,428
OTP Bank PLC	(c)	23,500	453,636
			885,064
Total Common Stocks (Cost $136,024,619)			$139,994,094

Preferred Stocks - 0.6%		Shares	Value
Germany - 0.6%
Henkel AG & Co. KGaA	(c)	9,200	$947,558
Total Preferred Stocks (Cost $1,109,178)			$947,558

Money Market Funds - 7.0%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		7,510,322	$7,510,322
State Street Institutional U.S. Government Money Market Fund
Institutional Class		3,440,891	3,440,891
Total Money Market Funds (Cost $10,951,213)			$10,951,213

Total Investments - 97.2% (Cost $148,085,010)	(e)		$151,892,865
Other Assets in Excess of Liabilities - 2.8%	(f)		4,370,678
Net Assets - 100.0%			$156,263,543

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2015, the value of these securities totaled $1,811,038, or 1.2% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $130,237,364, or 83.3% of the Portfolio's net assets.

(d) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $1,811,038, or 1.2% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

(f) Includes $714,656 of cash pledged as collateral for the following futures contracts outstanding at September 30, 2015:

Type	Description	Expiration	Number of Contracts	Contract at Value	Initial Contract Amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	JPX Nikkei Index 400 Future	December 10, 2015	211	$2,221,423	$2,297,882	$(76,459)	$45,043

Details of the foreign currency contracts outstanding in the International Portfolio at September 30, 2015 are as follows:

Contracts to buy foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive		Currency to deliver	Contract at value	Unrealized Appreciation (Depreciation)
July 2, 2015	October 9, 2015	JPM	77,990,000	RUB	$1,355,296	$1,191,224	$(164,072)
July 23, 2015	October 27, 2015	MSCS	8,898,577	CHF	$9,275,148	$9,138,087	$(137,061)
					$10,630,444	$10,329,311	$(301,133)

Contracts to sell foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation (Depreciation)
August 4, 2015	October 9, 2015	JPM	$1,213,939	77,990,000	RUB	$1,191,223	$22,716
July 23, 2015	October 27, 2015	MSCS	$9,275,148	8,465,000	EUR	$9,462,320	$(187,172)
September 14, 2015	December 15, 2015	CITI	$20,848,016	18,406,000	EUR	$20,592,566	$255,450
September 14, 2015	December 15, 2015	HSBC	$29,174,731	3,492,886,300	JPY	$29,151,518	$23,213
			$60,511,834			$60,397,627	$114,207

Counterparties	Currencies
JPM - J.P. Morgan Chase Bank, N.A.	RUB - Russian Ruble
MSCS - Morgan Stanley Capital Services, Inc.	CHF - Swiss Franc
CITI - Citigroup Global Markets, Inc.	EUR - Euro
HSBC - HSBC Bank USA, N.A.	JPY - Japanese Yen

Sector Classifications (Common stocks & Preferred Stocks): (Percent of net assets)
Consumer Discretionary	21.9%
Financials	19.4%
Industrials	12.8%
Information Technology	10.4%
Materials	8.3%
Health Care	7.6%
Consumer Staples	3.1%
Energy	2.7%
Utilities	2.1%
Telecommunication Services	1.9%
90.2%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 90.3%		Shares	Value
CONSUMER DISCRETIONARY - 18.8%
Lear Corp. (Auto Components)		39,531	$4,300,182
Carnival Corp. (Hotels, Restaurants & Leisure)		144,987	7,205,854
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a)	137,048	6,454,961
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	238,281	4,396,284
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	106,802	3,614,180
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)		176,199	3,138,104
Wendy's Co. / The (Hotels, Restaurants & Leisure)		449,541	3,888,530
Ryland Group, Inc. / The (Household Durables)		157,255	6,420,722
Comcast Corp. Class A (Media)		117,655	6,734,572
Live Nation Entertainment, Inc. (Media)	(a)	267,977	6,442,167
Nine Entertainment Co. Holdings Ltd. (Media)	(c)	351,667	390,087
Nine Entertainment Co. Holdings Ltd. (Media)	(b)(c)	305,683	339,079
Twenty-First Century Fox, Inc. Class A (Media)		139,311	3,758,611
Viacom, Inc. Class B (Media)		127,788	5,514,052
Vivendi SA (Media)	(c)	255,230	6,046,867
Target Corp. (Multiline Retail)		96,779	7,612,636
Coach, Inc. (Textiles, Apparel & Luxury Goods)		120,912	3,497,984
			79,754,872
CONSUMER STAPLES - 4.0%
CVS Health Corp. (Food & Staples Retailing)		32,062	3,093,342
Diamond Foods, Inc. (Food Products)	(a)	232,112	7,162,976
Mondelez International, Inc. Class A (Food Products)		160,069	6,702,089
			16,958,407
ENERGY - 6.2%
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		278,903	3,664,785
Schlumberger Ltd. (Energy Equip. & Svs.)		44,032	3,036,887
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		94,466	5,704,802
Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	251,829	1,782,949
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	286,652	2,703,128
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		161,753	4,881,706
Plains GP Holdings LP Class A (Oil, Gas & Consumable Fuels)		172,915	3,026,013
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	104,168	1,683,355
			26,483,625
FINANCIALS - 13.4%
Bank of America Corp. (Banks)		447,468	6,971,551
Citigroup, Inc. (Banks)		96,938	4,809,094
JPMorgan Chase & Co. (Banks)		115,120	7,018,866
PNC Financial Services Group, Inc. / The (Banks)		84,818	7,565,766
Wells Fargo & Co. (Banks)		136,326	7,000,340
Goldman Sachs Group, Inc. / The (Capital Markets)		34,196	5,941,897
Capital One Financial Corp. (Consumer Finance)		56,485	4,096,292
Voya Financial, Inc. (Diversified Financial Svs.)		165,932	6,433,184
MetLife, Inc. (Insurance)		145,364	6,853,913
			56,690,903
HEALTH CARE - 13.6%
AbbVie, Inc. (Biotechnology)		127,885	6,958,223
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	78,840	3,085,009
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		42,094	3,953,889
Aetna, Inc. (Health Care Providers & Svs.)		38,566	4,219,506
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	80,956	6,554,198
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	128,493	3,008,021
Bristol-Myers Squibb Co. (Pharmaceuticals)		135,116	7,998,867
Merck & Co., Inc. (Pharmaceuticals)		101,140	4,995,305
Mylan NV (Pharmaceuticals)	(a)	113,758	4,579,897
Pfizer, Inc. (Pharmaceuticals)		235,585	7,399,725
Shire PLC - ADR (Pharmaceuticals)		23,936	4,912,385
			57,665,025
INDUSTRIALS - 7.8%
Boeing Co. / The (Aerospace & Defense)		47,732	6,250,505
FedEx Corp. (Air Freight & Logistics)		18,511	2,665,214
ADT Corp. / The (Commercial Svs. & Supplies)		233,722	6,988,288
Brink's Co. / The (Commercial Svs. & Supplies)		13,412	362,258
Eaton Corp. PLC (Electrical Equip.)		67,878	3,482,141
General Electric Co. (Industrial Conglomerates)		143,271	3,613,295
SPX FLOW, Inc. (Machinery)	(a)	42,541	1,464,687
ManpowerGroup, Inc. (Professional Svs.)		46,747	3,828,112
Hertz Global Holdings, Inc. (Road & Rail)	(a)	254,212	4,252,967
			32,907,467
INFORMATION TECHNOLOGY - 18.5%
Brocade Communications Systems, Inc. (Communications Equip.)		601,485	6,243,414
Juniper Networks, Inc. (Communications Equip.)		223,198	5,738,421
Lumentum Holdings, Inc. (Communications Equip.)	(a)	103,227	1,749,698
Polycom, Inc. (Communications Equip.)	(a)	357,903	3,750,823
Viavi Solutions, Inc. (Communications Equip.)	(a)	492,605	2,645,289
Benchmark Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	170,159	3,702,660
Google, Inc. Class C (Internet Software & Svs.)	(a)	11,959	7,276,095
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		156,800	5,237,120
Cadence Design Systems, Inc. (Software)	(a)	247,286	5,113,874
Fortinet, Inc. (Software)	(a)	97,204	4,129,226
Guidewire Software, Inc. (Software)	(a)	121,768	6,402,561
Microsoft Corp. (Software)		107,073	4,739,051
PTC, Inc. (Software)	(a)	156,112	4,954,995
Rovi Corp. (Software)	(a)	448,308	4,702,751
Apple, Inc. (Tech. Hardware, Storage & Periph.)		53,051	5,851,525
Diebold, Inc. (Tech. Hardware, Storage & Periph.)		206,440	6,145,719
			78,383,222
MATERIALS - 2.6%
Monsanto Co. (Chemicals)		36,764	3,137,440
Potash Corp. of Saskatchewan, Inc. (Chemicals)		180,463	3,708,515
Constellium NV Class A (Metals & Mining)	(a)	229,440	1,390,406
Louisiana-Pacific Corp. (Paper & Forest Products)	(a)	204,517	2,912,322
			11,148,683
TELECOMMUNICATION SERVICES - 1.0%
Frontier Communications Corp. (Diversified Telecom. Svs.)		911,869	4,331,378
UTILITIES - 4.4%
FirstEnergy Corp. (Electric Utilities)		250,508	7,843,405
PPL Corp. (Electric Utilities)		110,261	3,626,484
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	230,558	3,366,147
PG&E Corp. (Multi-Utilities)		68,312	3,606,874
			18,442,910
Total Common Stocks (Cost $412,701,626)			$382,766,492

Money Market Funds - 2.4%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		10,306,000	$10,306,000
Total Money Market Funds (Cost $10,306,000)			$10,306,000

Total Investments - 92.7% (Cost $423,007,626)	(d)		$393,072,492
Other Assets in Excess of Liabilities - 7.3%			31,021,833
Net Assets - 100.0%			$424,094,325

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2015, the value of these securities totaled $339,079, or 0.1% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $6,776,033, or 1.6% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 98.1%		Shares	Value
United Kingdom - 22.4%
Ashtead Group PLC	(d)	120,001	$1,697,004
ASOS PLC	(a)(d)	21,300	892,780
Auto Trader Group PLC	(a)(b)(d)	124,848	642,341
Babcock International Group PLC	(d)	66,953	926,242
BTG PLC	(a)(d)	47,776	472,854
Burberry Group PLC	(d)	22,887	474,416
Croda International PLC	(d)	15,633	641,480
Dialog Semiconductor PLC	(a)(d)	27,500	1,103,261
Essentra PLC	(d)	56,570	674,036
Howden Joinery Group PLC	(d)	78,978	582,804
InterContinental Hotels Group PLC	(d)	19,608	679,307
John Wood Group PLC	(d)	39,045	363,993
London Stock Exchange Group PLC	(d)	19,979	732,315
Michael Page International PLC	(d)	59,025	423,876
Rightmove PLC	(d)	9,688	535,813
SABMiller PLC	(d)	12,500	707,847
Schroders PLC	(d)	24,589	1,044,838
Shawbrook Group PLC	(a)(b)(e)	184,545	884,970
Soco International PLC	(d)	178,884	427,857
St. James's Place PLC	(d)	108,111	1,391,403
Stock Spirits Group PLC	(d)	327,933	918,983
Vectura Group PLC	(a)(e)	124,833	330,472
			16,548,892
Japan - 16.4%
Aisin Seiki Co. Ltd.	(d)	21,400	718,012
Alps Electric Co. Ltd.	(d)	14,000	395,360
Chugai Pharmaceutical Co. Ltd.	(d)	29,000	890,684
Daifuku Co. Ltd.	(d)	67,900	932,912
Disco Corp.	(d)	4,500	316,493
Don Quijote Holdings Co. Ltd.	(d)	25,800	972,033
Doutor Nichires Holdings Co. Ltd.	(d)	25,900	396,924
Horiba Ltd.	(d)	23,300	849,540
JSR Corp.	(d)	24,200	348,841
Kakaku.com, Inc.	(d)	64,201	1,042,652
Kanamoto Co. Ltd.	(d)	30,600	550,620
K's Holdings Corp.	(d)	13,300	417,452
Kyowa Hakko Kirin Co. Ltd.	(d)	26,000	387,598
NSK Ltd.	(d)	69,200	670,758
NTN Corp.	(d)	59,000	243,421
Ono Pharmaceutical Co. Ltd.	(d)	4,600	545,401
Shionogi & Co. Ltd.	(d)	21,200	759,917
Sompo Japan Nipponkoa Holdings, Inc.	(d)	14,000	406,628
Tadano Ltd.	(d)	30,000	332,968
THK Co. Ltd.	(d)	19,600	312,199
United Arrows Ltd.	(d)	15,600	643,897
			12,134,310
France - 9.7%
Accor SA	(d)	12,317	577,510
Criteo SA - ADR	(a)	26,317	987,940
Edenred	(d)	29,887	489,387
Ingenico Group	(d)	5,310	641,641
Ipsen SA	(d)	14,347	889,996
Publicis Groupe SA	(d)	13,335	911,350
Teleperformance	(d)	13,732	1,041,948
UBISOFT Entertainment	(a)(d)	52,943	1,074,551
Zodiac Aerospace	(d)	22,774	522,896
			7,137,219
Germany - 8.8%
Commerzbank AG	(a)(d)	28,726	303,398
Deutsche Pfandbriefbank AG	(a)(b)(e)	53,246	618,769
Deutz AG	(d)	156,550	525,326
GEA Group AG	(d)	10,189	388,510
HeidelbergCement AG	(d)	10,586	726,961
Kloeckner & Co. SE	(d)	79,733	653,650
OSRAM Licht AG	(d)	9,837	509,639
Rheinmetall AG	(d)	12,044	740,571
SAF-Holland SA	(d)	39,243	517,650
Siltronic AG	(a)(d)	14,350	395,421
Wirecard AG	(d)	22,561	1,080,269
			6,460,164
Italy - 8.3%
Anima Holding SpA	(b)(d)	101,836	890,974
Azimut Holding SpA	(d)	36,908	792,024
Banca Generali SpA	(d)	29,056	819,644
Infrastrutture Wireless Italiane SpA	(a)(b)(d)	177,319	871,197
Massimo Zanetti Beverage Group SpA	(a)(b)(d)	60,835	487,224
Prada SpA	(e)	171,000	653,105
Sorin SpA	(a)(d)	290,188	837,387
Yoox SpA	(a)(d)	25,500	767,750
			6,119,305
Hong Kong - 5.1%
Beijing Enterprises Water Group Ltd.	(d)	900,000	633,049
China Everbright International Ltd.	(d)	589,000	832,027
Haier Electronics Group Co. Ltd.	(d)	246,000	412,401
PAX Global Technology Ltd.	(d)	241,000	251,259
Shun Tak Holdings Ltd.	(d)	2,008,000	764,410
Techtronic Industries Co. Ltd.	(d)	239,500	891,308
			3,784,454
Canada - 3.4%
Canadian Western Bank		33,000	580,869
Hudson's Bay Co.		60,706	1,027,157
lululemon athletica, Inc.	(a)	17,200	871,180
			2,479,206
United States - 3.3%
Marketo, Inc.	(a)	21,313	605,715
Nexteer Automotive Group Ltd.	(d)	836,000	845,128
Tidewater, Inc.		27,100	356,094
Vertex Pharmaceuticals, Inc.	(a)	5,900	614,426
			2,421,363
Ireland - 2.8%
Grafton Group PLC	(d)	53,983	547,256
Shire PLC	(d)	11,010	752,665
Smurfit Kappa Group PLC	(d)	27,300	735,517
			2,035,438
Netherlands - 2.5%
GrandVision NV	(b)(d)	25,758	661,153
Koninklijke DSM NV	(d)	10,464	482,930
NN Group NV	(d)	25,587	734,532
			1,878,615
South Korea - 2.4%
Hotel Shilla Co. Ltd.	(d)	11,118	1,083,660
Samsung Electronics Co. Ltd.	(d)	731	701,360
			1,785,020
Bermuda - 2.1%
Arch Capital Group Ltd.	(a)	12,100	888,987
Signet Jewelers Ltd.		4,900	667,037
			1,556,024
China - 2.1%
CT Environmental Group Ltd.	(d)	2,434,000	758,518
SouFun Holdings Ltd. - ADR		81,995	541,167
Sound Global Ltd.	(a)(c)(f)	372,000	235,198
			1,534,883
Denmark - 1.7%
Pandora A/S	(d)	10,673	1,246,809

Sweden - 1.4%
Capio AB	(a)(b)(d)	49,076	296,741
Hoist Finance AB	(a)(b)(d)	53,059	387,767
Nordax Group AB	(a)(b)(e)	83,472	380,962
			1,065,470
Spain - 1.2%
Cellnex Telecom SAU	(a)(b)(d)	49,873	849,715

Israel - 1.1%
Caesarstone Sdot-Yam Ltd.		8,614	261,866
NICE-Systems Ltd. - ADR		10,300	580,199
			842,065
Switzerland - 1.0%
Julius Baer Group Ltd.	(d)	16,669	756,972

Belgium - 1.0%
UCB SA	(d)	8,991	704,379

Mexico - 0.8%
Grupo Aeroportuario del Sureste SAB de CV - ADR		4,020	612,125

Thailand - 0.6%
Minor International PCL	(d)	553,000	438,912
Total Common Stocks (Cost $65,295,762)			$72,391,340

Money Market Funds - 1.1%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		833,696	$833,696
Total Money Market Funds (Cost $833,696)			$833,696

Total Investments - 99.2% (Cost $66,129,458)	(g)		$73,225,036
Other Assets in Excess of Liabilities - 0.8%			560,652
Net Assets - 100.0%			$73,785,688

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2015, the value of these securities totaled $6,971,813, or 9.4% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) A market quotation for this investment was not readily available at September 30, 2015. As discussed in Note 2 of the Notes to Schedules of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under supervision of the Board. This security represents $235,198, or 0.3% of the Portfolio's net assets.

(d) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $60,693,102, or 82.3% of the Portfolio's net assets.

(e) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $2,868,278, or 3.9% of the Portfolio's net assets.

(f) Represents a security deemed to be illiquid. At September 30, 2015, the value of illiquid securities in the Portfolio totaled $235,198, or 0.3% of the Portfolio's net assets.

(g) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Details of the foreign currency contracts outstanding in the International Small-Mid Company Portfolio at September 30, 2015 are as follows:

Contracts to sell foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation (Depreciation)
July 24, 2015	October 27, 2015	JPM	$8,432,398	7,670,000	EUR	$8,573,657	$(141,259)
July 24, 2015	October 27, 2015	JPM	$2,011,980	1,830,000	EUR	$2,045,605	$(33,625)
			$10,444,378			$10,619,262	$(174,884)

Counterparties	Currencies
JPM - J.P. Morgan Chase Bank, N.A.	EUR - Euro

Sector Classifications (Common stocks): (Percent of net assets)
Consumer Discretionary	24.2%
Industrials	19.0%
Financials	15.7%
Information Technology	15.2%
Health Care	10.1%
Materials	4.9%
Consumer Staples	2.9%
Telecommunication Services	2.3%
Utilities	2.2%
Energy	1.6%
98.1%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 94.8%		Shares	Value
CONSUMER DISCRETIONARY - 31.6%
Delphi Automotive PLC (Auto Components)		6,452	$490,610
Tesla Motors, Inc. (Automobiles)	(a)	1,395	346,518
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,957	1,409,529
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	22,979	1,316,697
Starbucks Corp. (Hotels, Restaurants & Leisure)		21,326	1,212,170
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	2,759	1,412,304
Ctrip.com International Ltd. - ADR (Internet & Catalog Retail)	(a)	7,239	457,360
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)	1,130	1,397,652
Wayfair, Inc. Class A (Internet & Catalog Retail)	(a)	5,196	182,172
Advance Auto Parts, Inc. (Specialty Retail)		8,546	1,619,723
Lowe's Cos., Inc. (Specialty Retail)		32,682	2,252,443
TJX Cos., Inc. / The (Specialty Retail)		16,023	1,144,363
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)		45,193	1,363,021
			14,604,562
FINANCIALS - 11.1%
PacWest Bancorp (Banks)		22,451	961,127
Charles Schwab Corp. / The (Capital Markets)		16,787	479,437
E*TRADE Financial Corp. (Capital Markets)	(a)	42,250	1,112,442
Moelis & Co. Class A (Capital Markets)		16,936	444,739
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		3,816	896,722
Crown Castle International Corp. (Real Estate Investment Trusts)		15,757	1,242,755
			5,137,222
HEALTH CARE - 13.3%
Amgen, Inc. (Biotechnology)		3,156	436,538
Celgene Corp. (Biotechnology)	(a)	7,706	833,558
DBV Technologies SA - ADR (Biotechnology)	(a)	8,731	310,736
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,768	822,368
Teleflex, Inc. (Health Care Equip. & Supplies)		3,623	450,013
Endo International PLC (Pharmaceuticals)	(a)	4,862	336,839
Phibro Animal Health Corp. Class A (Pharmaceuticals)		12,185	385,412
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	8,304	1,481,268
Zoetis, Inc. (Pharmaceuticals)		25,662	1,056,761
			6,113,493
INDUSTRIALS - 8.7%
General Electric Co. (Industrial Conglomerates)		59,728	1,506,340
Nielsen Holdings PLC (Professional Svs.)		29,872	1,328,408
Canadian Pacific Railway Ltd. (Road & Rail)		8,307	1,192,636
			4,027,384
INFORMATION TECHNOLOGY - 26.1%
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)	14,646	863,675
CoStar Group, Inc. (Internet Software & Svs.)	(a)	5,595	968,271
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	11,543	1,037,716
Google, Inc. Class C (Internet Software & Svs.)	(a)	3,772	2,294,960
MasterCard, Inc. Class A (IT Svs.)		19,153	1,726,068
WEX, Inc. (IT Svs.)	(a)	4,452	386,612
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	9,196	800,696
Adobe Systems, Inc. (Software)	(a)	14,270	1,173,279
NetSuite, Inc. (Software)	(a)	5,748	482,257
salesforce.com, Inc. (Software)	(a)	17,224	1,195,862
Apple, Inc. (Tech. Hardware, Storage & Periph.)		10,216	1,126,825
			12,056,221
MATERIALS - 4.0%
Summit Materials, Inc. Class A (Construction Materials)	(a)	30,017	563,419
Vulcan Materials Co. (Construction Materials)		14,375	1,282,250
			1,845,669
Total Common Stocks (Cost $39,027,050)			$43,784,551

Money Market Funds - 5.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,532,000	$2,532,000
Total Money Market Funds (Cost $2,532,000)			$2,532,000

Total Investments - 100.3% (Cost $41,559,050)	(b)		$46,316,551
Liabilities in Excess of Other Assets - (0.3)%			(130,526)
Net Assets - 100.0%			$46,186,025

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 81.3%		Shares	Value
CONSUMER DISCRETIONARY - 9.7%
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	65,189	$2,187,091
Biglari Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	8,034	2,938,355
Diamond Resorts International, Inc. (Hotels, Restaurants & Leisure)	(a)	50,790	1,187,978
Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	(b)	99,656	1,340,915
MCBC Holdings, Inc. (Leisure Products)	(a)	1,777	23,030
Manchester United PLC Class A (Media)		75,977	1,304,525
National CineMedia, Inc. (Media)		149,546	2,006,907
DavidsTea, Inc. (Specialty Retail)	(a)	18,787	294,204
Monro Muffler Brake, Inc. (Specialty Retail)		17,110	1,155,781
Party City Holdco, Inc. (Specialty Retail)	(a)	53,117	848,279
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	118,405	2,812,119
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		31,828	2,884,890
Tumi Holdings, Inc. (Textiles, Apparel & Luxury Goods)	(a)	53,978	951,092
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		115,966	2,509,504
			22,444,670
CONSUMER STAPLES - 1.9%
Casey's General Stores, Inc. (Food & Staples Retailing)		15,588	1,604,317
Ontex Group NV (Personal Products)	(b)	90,121	2,771,494
			4,375,811
ENERGY - 0.5%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	18,877	1,099,019
FINANCIALS - 7.6%
Bank of the Ozarks, Inc. (Banks)		34,185	1,495,936
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		31,895	1,123,661
Financial Engines, Inc. (Capital Markets)		26,138	770,287
LPL Financial Holdings, Inc. (Capital Markets)		67,961	2,702,809
Pace Holdings Corp. (Capital Markets)	(a)	72,183	739,876
WisdomTree Investments, Inc. (Capital Markets)		88,691	1,430,586
MSCI, Inc. (Diversified Financial Svs.)		37,838	2,249,848
RLI Corp. (Insurance)		26,654	1,426,789
Easterly Government Properties, Inc. (Real Estate Investment Trusts)		65,168	1,039,430
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		9,521	1,368,834
RE/MAX Holdings, Inc. (Real Estate Mgmt. & Development)		15,888	571,650
St. Joe Co. / The (Real Estate Mgmt. & Development)	(a)	68,635	1,312,988
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a)	13,074	1,216,274
			17,448,968
HEALTH CARE - 17.6%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	31,463	1,040,481
Anacor Pharmaceuticals, Inc. (Biotechnology)	(a)	6,071	714,617
Chimerix, Inc. (Biotechnology)	(a)	32,237	1,231,453
DBV Technologies SA - ADR (Biotechnology)	(a)	31,753	1,130,089
Dyax Corp. (Biotechnology)	(a)	87,887	1,677,763
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	25,348	1,876,512
Insys Therapeutics, Inc. (Biotechnology)	(a)	47,090	1,340,181
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	93,781	977,198
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	14,608	1,251,175
OvaScience, Inc. (Biotechnology)	(a)	22,716	192,859
Puma Biotechnology, Inc. (Biotechnology)	(a)	6,820	513,955
EndoChoice Holdings, Inc. (Health Care Equip. & Supplies)	(a)	62,310	707,842
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	127,030	1,557,388
LDR Holding Corp. (Health Care Equip. & Supplies)	(a)	49,798	1,719,525
Masimo Corp. (Health Care Equip. & Supplies)	(a)	27,632	1,065,490
Novadaq Technologies, Inc. (Health Care Equip. & Supplies)	(a)	127,251	1,327,228
Quidel Corp. (Health Care Equip. & Supplies)	(a)	54,864	1,035,832
STERIS Corp. (Health Care Equip. & Supplies)		26,077	1,694,223
Trinity Biotech PLC - ADR (Health Care Equip. & Supplies)		71,317	815,866
Wright Medical Group, Inc. (Health Care Equip. & Supplies)	(a)	55,934	1,175,733
Aceto Corp. (Health Care Providers & Svs.)		52,890	1,451,831
Capital Senior Living Corp. (Health Care Providers & Svs.)	(a)	50,238	1,007,272
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	43,187	1,276,176
athenahealth, Inc. (Health Care Technology)	(a)	13,730	1,830,896
Bio-Techne Corp. (Life Sciences Tools & Svs.)		20,087	1,857,244
Catalent, Inc. (Pharmaceuticals)	(a)	94,958	2,307,479
Flamel Technologies SA - ADR (Pharmaceuticals)	(a)	71,667	1,168,889
GW Pharmaceuticals PLC - ADR (Pharmaceuticals)	(a)	6,725	614,463
IGI Laboratories, Inc. (Pharmaceuticals)	(a)	104,069	680,611
Pacira Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	12,383	508,941
Phibro Animal Health Corp. Class A (Pharmaceuticals)		46,964	1,485,471
POZEN, Inc. (Pharmaceuticals)	(a)	64,894	378,657
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	37,764	1,705,422
Relypsa, Inc. (Pharmaceuticals)	(a)	39,489	730,941
XenoPort, Inc. (Pharmaceuticals)	(a)	175,537	609,113
			40,658,816
INDUSTRIALS - 12.0%
HEICO Corp. Class A (Aerospace & Defense)		66,539	3,021,536
Sparton Corp. (Aerospace & Defense)	(a)	33,071	707,719
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	40,618	1,478,901
A.O. Smith Corp. (Building Products)		33,153	2,161,244
ABM Industries, Inc. (Commercial Svs. & Supplies)		19,309	527,329
SP Plus Corp. (Commercial Svs. & Supplies)	(a)	66,046	1,528,965
EnerSys (Electrical Equip.)		54,848	2,938,756
Raven Industries, Inc. (Industrial Conglomerates)		71,993	1,220,281
Kennametal, Inc. (Machinery)		86,511	2,153,259
Nordson Corp. (Machinery)		30,188	1,900,033
Proto Labs, Inc. (Machinery)	(a)	10,620	711,540
Rexnord Corp. (Machinery)	(a)	126,548	2,148,785
Wabtec Corp. (Machinery)		16,410	1,444,901
Advisory Board Co. / The (Professional Svs.)	(a)	30,171	1,373,987
CEB, Inc. (Professional Svs.)		26,226	1,792,285
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	20,020	1,221,220
Saia, Inc. (Road & Rail)	(a)	22,336	691,299
WESCO International, Inc. (Trading Companies & Distributors)	(a)	13,264	616,378
			27,638,418
INFORMATION TECHNOLOGY - 30.3%
Belden, Inc. (Electronic Equip., Instr. & Comp.)		42,461	1,982,504
CTS Corp. (Electronic Equip., Instr. & Comp.)		134,103	2,482,247
FEI Co. (Electronic Equip., Instr. & Comp.)		20,682	1,510,613
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		42,738	1,187,689
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	28,530	2,195,669
Alarm.com Holdings, Inc. (Internet Software & Svs.)	(a)	37,564	437,996
ChannelAdvisor Corp. (Internet Software & Svs.)	(a)	42,609	423,533
Cimpress NV (Internet Software & Svs.)	(a)	20,754	1,579,587
CoStar Group, Inc. (Internet Software & Svs.)	(a)	6,794	1,175,770
Endurance International Group Holdings, Inc. (Internet Software & Svs.)	(a)	128,254	1,713,473
Envestnet, Inc. (Internet Software & Svs.)	(a)	49,924	1,496,222
HomeAway, Inc. (Internet Software & Svs.)	(a)	31,201	828,075
j2 Global, Inc. (Internet Software & Svs.)		36,602	2,593,252
Textura Corp. (Internet Software & Svs.)	(a)	30,798	795,820
Zillow Group, Inc. (Internet Software & Svs.)	(a)	37,891	1,088,608
Blackhawk Network Holdings, Inc. (IT Svs.)	(a)	41,757	1,770,079
Broadridge Financial Solutions, Inc. (IT Svs.)		76,306	4,223,537
Euronet Worldwide, Inc. (IT Svs.)	(a)	54,013	4,001,823
MAXIMUS, Inc. (IT Svs.)		29,645	1,765,656
WEX, Inc. (IT Svs.)	(a)	23,257	2,019,638
Atmel Corp. (Semiconductors & Equip.)		333,011	2,687,399
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	236,924	2,227,086
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	31,978	732,936
ACI Worldwide, Inc. (Software)	(a)	57,241	1,208,930
Barracuda Networks, Inc. (Software)	(a)	7,761	120,916
Blackbaud, Inc. (Software)		58,705	3,294,525
Cadence Design Systems, Inc. (Software)	(a)	193,079	3,992,874
Fleetmatics Group PLC (Software)	(a)	42,471	2,084,901
Guidewire Software, Inc. (Software)	(a)	24,621	1,294,572
NICE-Systems Ltd. - ADR (Software)		59,147	3,331,751
Paylocity Holding Corp. (Software)	(a)	23,089	692,439
RealPage, Inc. (Software)	(a)	92,100	1,530,702
Solera Holdings, Inc. (Software)		68,616	3,705,264
SS&C Technologies Holdings, Inc. (Software)		78,668	5,509,907
Tyler Technologies, Inc. (Software)	(a)	9,966	1,488,023
Stratasys Ltd. (Tech. Hardware, Storage & Periph.)	(a)	23,885	632,714
			69,806,730
MATERIALS - 1.7%
Sensient Technologies Corp. (Chemicals)		66,265	4,062,045
Total Common Stocks (Cost $180,264,111)			$187,534,477

Master Limited Partnerships - 0.8%		Shares	Value
ENERGY - 0.8%
DCP Midstream Partners LP (Oil, Gas & Consumable Fuels)		81,133	$1,961,796
Total Master Limited Partnerships (Cost $3,303,465)			$1,961,796

Money Market Funds - 1.9%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		4,343,000	$4,343,000
Total Money Market Funds (Cost $4,343,000)			$4,343,000

Total Investments - 84.0% (Cost $187,910,576)	(c)		$193,839,273
Other Assets in Excess of Liabilities - 16.0%			36,818,091
Net Assets - 100.0%			$230,657,364

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $4,112,409, or 1.8% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 98.8%		Shares	Value
CONSUMER DISCRETIONARY - 26.1%
BorgWarner, Inc. (Auto Components)		22,425	$932,656
LKQ Corp. (Distributors)	(a)	40,887	1,159,555
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,825	1,314,456
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		47,510	1,089,879
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	9,072	1,754,616
Netflix, Inc. (Internet & Catalog Retail)	(a)	3,941	406,948
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	8,672	546,509
Burlington Stores, Inc. (Multiline Retail)	(a)	1,489	75,999
Advance Auto Parts, Inc. (Specialty Retail)		10,598	2,008,639
Five Below, Inc. (Specialty Retail)	(a)	29,129	978,152
L Brands, Inc. (Specialty Retail)		9,109	820,994
Restoration Hardware Holdings, Inc. (Specialty Retail)	(a)	9,960	929,368
Tractor Supply Co. (Specialty Retail)		20,893	1,761,698
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	11,513	1,880,649
Kate Spade & Co. (Textiles, Apparel & Luxury Goods)	(a)	63,052	1,204,924
PVH Corp. (Textiles, Apparel & Luxury Goods)		14,120	1,439,393
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	14,754	1,427,892
V.F. Corp. (Textiles, Apparel & Luxury Goods)		15,344	1,046,614
			20,778,941
CONSUMER STAPLES - 8.2%
Brown-Forman Corp. Class B (Beverages)		10,388	1,006,597
Whole Foods Market, Inc. (Food & Staples Retailing)		37,385	1,183,235
Blue Buffalo Pet Products, Inc. (Food Products)	(a)	24,527	439,279
Hain Celestial Group, Inc. / The (Food Products)	(a)	20,515	1,058,574
Keurig Green Mountain, Inc. (Food Products)		11,168	582,300
McCormick & Co., Inc. (Food Products)		18,728	1,539,067
TreeHouse Foods, Inc. (Food Products)	(a)	9,224	717,535
			6,526,587
ENERGY - 0.9%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	12,104	704,695
FINANCIALS - 10.4%
Eagle Bancorp, Inc. (Banks)	(a)	14,073	640,321
First Republic Bank (Banks)		25,511	1,601,325
Navient Corp. (Consumer Finance)		13,555	152,358
SLM Corp. (Consumer Finance)	(a)	91,764	679,054
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		8,614	2,024,204
Equinix, Inc. (Real Estate Investment Trusts)		8,034	2,196,496
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	31,140	996,480
			8,290,238
HEALTH CARE - 15.3%
Alkermes PLC (Biotechnology)	(a)	11,262	660,742
Bluebird Bio, Inc. (Biotechnology)	(a)	2,134	182,564
Cepheid (Biotechnology)	(a)	29,501	1,333,445
Medivation, Inc. (Biotechnology)	(a)	7,418	315,265
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	3,032	292,012
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	7,342	764,596
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	10,056	863,408
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	2,373	1,090,583
Teleflex, Inc. (Health Care Equip. & Supplies)		6,417	797,056
Adeptus Health, Inc. Class A (Health Care Providers & Svs.)	(a)	9,842	794,840
Cardinal Health, Inc. (Health Care Providers & Svs.)		14,589	1,120,727
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	9,612	1,275,705
Cerner Corp. (Health Care Technology)	(a)	21,031	1,261,019
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		21,452	736,447
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	2,373	675,688
			12,164,097
INDUSTRIALS - 12.5%
Fortune Brands Home & Security, Inc. (Building Products)		21,335	1,012,772
AMETEK, Inc. (Electrical Equip.)		24,447	1,279,067
Hubbell, Inc. Class B (Electrical Equip.)		9,494	806,515
Sensata Technologies Holding NV (Electrical Equip.)	(a)	35,241	1,562,586
Graco, Inc. (Machinery)		19,084	1,279,200
Middleby Corp. / The (Machinery)	(a)	11,408	1,200,007
Kansas City Southern (Road & Rail)		16,372	1,487,887
W.W. Grainger, Inc. (Trading Companies & Distributors)		6,105	1,312,636
			9,940,670
INFORMATION TECHNOLOGY - 19.1%
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		29,943	1,525,895
LinkedIn Corp. (Internet Software & Svs.)	(a)	7,933	1,508,301
Twitter, Inc. (Internet Software & Svs.)	(a)	15,849	426,972
Black Knight Financial Services, Inc. Class A (IT Svs.)	(a)	42,568	1,385,588
Fidelity National Information Services, Inc. (IT Svs.)		15,450	1,036,386
FleetCor Technologies, Inc. (IT Svs.)	(a)	9,268	1,275,462
Global Payments, Inc. (IT Svs.)		6,385	732,551
Sabre Corp. (IT Svs.)		49,128	1,335,299
Qorvo, Inc. (Semiconductors & Equip.)	(a)	20,952	943,888
Guidewire Software, Inc. (Software)	(a)	6,071	319,213
Intuit, Inc. (Software)		19,802	1,757,427
Red Hat, Inc. (Software)	(a)	14,184	1,019,546
ServiceNow, Inc. (Software)	(a)	16,525	1,147,661
Splunk, Inc. (Software)	(a)	15,180	840,213
			15,254,402
MATERIALS - 3.5%
Ashland, Inc. (Chemicals)		8,843	889,783
Axalta Coating Systems Ltd. (Chemicals)	(a)	54,091	1,370,666
Sherwin-Williams Co. / The (Chemicals)		2,394	533,335
			2,793,784
TELECOMMUNICATION SERVICES - 2.8%
Level 3 Communications, Inc. (Diversified Telecom. Svs.)	(a)	14,296	624,592
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	15,291	1,601,580
			2,226,172
Total Common Stocks (Cost $73,226,341)			$78,679,586

Total Investments - 98.8% (Cost $73,226,341)	(b)		$78,679,586
Other Assets in Excess of Liabilities - 1.2%			916,744
Net Assets - 100.0%			$79,596,330

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 95.8%		Shares	Value
CONSUMER DISCRETIONARY - 12.6%
BorgWarner, Inc. (Auto Components)		4,900	$203,791
Delphi Automotive PLC (Auto Components)		6,100	463,844
Goodyear Tire & Rubber Co. / The (Auto Components)		5,800	170,114
Johnson Controls, Inc. (Auto Components)		14,100	583,176
Ford Motor Co. (Automobiles)		83,887	1,138,347
General Motors Co. (Automobiles)		31,000	930,620
Harley-Davidson, Inc. (Automobiles)		4,400	241,560
Genuine Parts Co. (Distributors)		3,300	273,537
H&R Block, Inc. (Diversified Consumer Svs.)		5,900	213,580
Carnival Corp. (Hotels, Restaurants & Leisure)		10,000	497,000
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	650	468,162
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,500	171,350
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,246	289,577
McDonald's Corp. (Hotels, Restaurants & Leisure)		20,300	2,000,159
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		3,700	329,633
Starbucks Corp. (Hotels, Restaurants & Leisure)		32,000	1,818,880
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		3,700	245,976
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		2,560	184,064
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,700	90,304
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		9,300	743,535
D.R. Horton, Inc. (Household Durables)		7,000	205,520
Garmin Ltd. (Household Durables)		2,500	89,700
Harman International Industries, Inc. (Household Durables)		1,500	143,985
Leggett & Platt, Inc. (Household Durables)		2,900	119,625
Lennar Corp. Class A (Household Durables)		3,700	178,081
Mohawk Industries, Inc. (Household Durables)	(a)	1,400	254,506
Newell Rubbermaid, Inc. (Household Durables)		5,800	230,318
PulteGroup, Inc. (Household Durables)		6,950	131,146
Whirlpool Corp. (Household Durables)		1,655	243,715
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	8,250	4,223,092
Expedia, Inc. (Internet & Catalog Retail)		2,200	258,896
Netflix, Inc. (Internet & Catalog Retail)	(a)	9,200	949,992
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)	1,100	1,360,546
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	2,400	151,248
Hasbro, Inc. (Leisure Products)		2,400	173,136
Mattel, Inc. (Leisure Products)		7,300	153,738
Cablevision Systems Corp. Class A (Media)		4,800	155,856
CBS Corp. Class B (Media)		9,550	381,045
Comcast Corp. Class A (Media)		45,553	2,591,055
Comcast Corp. Class A Special (Media)		7,900	452,196
Discovery Communications, Inc. Class A (Media)	(a)	3,200	83,296
Discovery Communications, Inc. Class C (Media)	(a)	5,600	136,024
Interpublic Group of Cos., Inc. / The (Media)		8,823	168,784
News Corp. Class A (Media)		8,175	103,168
News Corp. Class B (Media)		2,300	29,486
Omnicom Group, Inc. (Media)		5,200	342,680
Scripps Networks Interactive, Inc. Class A (Media)		2,000	98,380
TEGNA, Inc. (Media)		4,900	109,711
Time Warner Cable, Inc. (Media)		6,132	1,099,897
Time Warner, Inc. (Media)		17,566	1,207,662
Twenty-First Century Fox, Inc. Class A (Media)		26,300	709,574
Twenty-First Century Fox, Inc. Class B (Media)		9,300	251,751
Viacom, Inc. Class B (Media)		7,450	321,467
Walt Disney Co. / The (Media)		33,400	3,413,480
Dollar General Corp. (Multiline Retail)		6,300	456,372
Dollar Tree, Inc. (Multiline Retail)	(a)	5,021	334,700
Kohl's Corp. (Multiline Retail)		4,300	199,133
Macy's, Inc. (Multiline Retail)		7,076	363,140
Nordstrom, Inc. (Multiline Retail)		3,000	215,130
Target Corp. (Multiline Retail)		13,500	1,061,910
Advance Auto Parts, Inc. (Specialty Retail)		1,600	303,248
AutoNation, Inc. (Specialty Retail)	(a)	1,700	98,906
AutoZone, Inc. (Specialty Retail)	(a)	675	488,585
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	3,700	210,974
Best Buy Co., Inc. (Specialty Retail)		6,575	244,064
CarMax, Inc. (Specialty Retail)	(a)	4,500	266,940
GameStop Corp. Class A (Specialty Retail)		2,300	94,783
Gap, Inc. / The (Specialty Retail)		5,150	146,775
Home Depot, Inc. / The (Specialty Retail)		27,600	3,187,524
L Brands, Inc. (Specialty Retail)		5,500	495,715
Lowe's Cos., Inc. (Specialty Retail)		19,900	1,371,508
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,100	525,000
Ross Stores, Inc. (Specialty Retail)		8,900	431,383
Signet Jewelers Ltd. (Specialty Retail)		1,700	231,421
Staples, Inc. (Specialty Retail)		13,900	163,047
Tiffany & Co. (Specialty Retail)		2,400	185,328
TJX Cos., Inc. / The (Specialty Retail)		14,500	1,035,590
Tractor Supply Co. (Specialty Retail)		2,900	244,528
Urban Outfitters, Inc. (Specialty Retail)	(a)	2,000	58,760
Coach, Inc. (Textiles, Apparel & Luxury Goods)		6,000	173,580
Fossil Group, Inc. (Textiles, Apparel & Luxury Goods)	(a)	900	50,292
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		8,700	251,778
Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	4,200	177,408
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		14,600	1,795,362
PVH Corp. (Textiles, Apparel & Luxury Goods)		1,800	183,492
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,300	153,608
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	3,900	377,442
V.F. Corp. (Textiles, Apparel & Luxury Goods)		7,300	497,933
			47,655,324
CONSUMER STAPLES - 9.5%
Brown-Forman Corp. Class B (Beverages)		2,275	220,447
Coca-Cola Co. / The (Beverages)		84,300	3,382,116
Coca-Cola Enterprises, Inc. (Beverages)		4,500	217,575
Constellation Brands, Inc. Class A (Beverages)		3,700	463,277
Dr Pepper Snapple Group, Inc. (Beverages)		4,100	324,105
Molson Coors Brewing Co. Class B (Beverages)		3,400	282,268
Monster Beverage Corp. (Beverages)	(a)	3,300	445,962
PepsiCo, Inc. (Beverages)		31,647	2,984,312
Costco Wholesale Corp. (Food & Staples Retailing)		9,500	1,373,415
CVS Health Corp. (Food & Staples Retailing)		24,020	2,317,450
Kroger Co. / The (Food & Staples Retailing)		20,900	753,863
Sysco Corp. (Food & Staples Retailing)		11,900	463,743
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		18,800	1,562,280
Wal-Mart Stores, Inc. (Food & Staples Retailing)		34,000	2,204,560
Whole Foods Market, Inc. (Food & Staples Retailing)		7,700	243,705
Archer-Daniels-Midland Co. (Food Products)		13,150	545,067
Campbell Soup Co. (Food Products)		3,900	197,652
ConAgra Foods, Inc. (Food Products)		9,300	376,743
General Mills, Inc. (Food Products)		12,900	724,077
Hershey Co. / The (Food Products)		3,100	284,828
Hormel Foods Corp. (Food Products)		2,900	183,599
J.M. Smucker Co. / The (Food Products)		2,200	250,998
Kellogg Co. (Food Products)		5,500	366,025
Keurig Green Mountain, Inc. (Food Products)		2,600	135,564
Kraft Heinz Co. / The (Food Products)		12,825	905,188
McCormick & Co., Inc. (Food Products)		2,500	205,450
Mead Johnson Nutrition Co. (Food Products)		4,351	306,310
Mondelez International, Inc. Class A (Food Products)		34,676	1,451,884
Tyson Foods, Inc. Class A (Food Products)		6,600	284,460
Clorox Co. / The (Household Products)		2,800	323,484
Colgate-Palmolive Co. (Household Products)		19,400	1,231,124
Kimberly-Clark Corp. (Household Products)		7,800	850,512
Procter & Gamble Co. / The (Household Products)		58,422	4,202,879
Estee Lauder Cos., Inc. / The Class A (Personal Products)		4,900	395,332
Altria Group, Inc. (Tobacco)		42,200	2,295,680
Philip Morris International, Inc. (Tobacco)		33,300	2,641,689
Reynolds American, Inc. (Tobacco)		17,874	791,282
			36,188,905
ENERGY - 6.6%
Baker Hughes, Inc. (Energy Equip. & Svs.)		9,341	486,106
Cameron International Corp. (Energy Equip. & Svs.)	(a)	4,100	251,412
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)		1,400	24,220
Ensco PLC Class A (Energy Equip. & Svs.)		5,100	71,808
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	4,900	151,900
Halliburton Co. (Energy Equip. & Svs.)		18,400	650,440
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		2,300	108,698
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		8,300	312,495
Schlumberger Ltd. (Energy Equip. & Svs.)		27,247	1,879,226
Transocean Ltd. (Energy Equip. & Svs.)		7,400	95,608
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		10,900	658,251
Apache Corp. (Oil, Gas & Consumable Fuels)		8,172	320,016
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		8,900	194,554
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		11,100	81,363
Chevron Corp. (Oil, Gas & Consumable Fuels)		40,538	3,197,637
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		2,000	204,960
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		6,800	124,372
ConocoPhillips (Oil, Gas & Consumable Fuels)		26,600	1,275,736
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		4,900	48,020
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		8,300	307,847
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		11,800	859,040
EQT Corp. (Oil, Gas & Consumable Fuels)		3,300	213,741
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		89,764	6,673,953
Hess Corp. (Oil, Gas & Consumable Fuels)		5,200	260,312
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		38,673	1,070,469
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		14,620	225,148
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		11,520	533,722
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		3,500	84,700
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	3,500	115,150
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		9,200	277,656
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		16,400	1,084,860
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4,500	144,900
Phillips 66 (Oil, Gas & Consumable Fuels)		10,350	795,294
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		3,200	389,248
Range Resources Corp. (Oil, Gas & Consumable Fuels)		3,600	115,632
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	8,300	105,327
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)		14,418	378,761
Tesoro Corp. (Oil, Gas & Consumable Fuels)		2,600	252,824
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		10,700	643,070
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		14,700	541,695
			25,210,171
FINANCIALS - 15.8%
Bank of America Corp. (Banks)		225,327	3,510,595
BB&T Corp. (Banks)		16,800	598,080
Citigroup, Inc. (Banks)		64,836	3,216,514
Comerica, Inc. (Banks)		3,800	156,180
Fifth Third Bancorp (Banks)		17,250	326,198
Huntington Bancshares, Inc. (Banks)		17,300	183,380
JPMorgan Chase & Co. (Banks)		79,643	4,855,834
KeyCorp (Banks)		18,100	235,481
M&T Bank Corp. (Banks)		2,900	353,655
People's United Financial, Inc. (Banks)		6,700	105,391
PNC Financial Services Group, Inc. / The (Banks)		11,042	984,946
Regions Financial Corp. (Banks)		28,475	256,560
SunTrust Banks, Inc. (Banks)		11,200	428,288
U.S. Bancorp (Banks)		35,590	1,459,546
Wells Fargo & Co. (Banks)		100,513	5,161,343
Zions Bancorporation (Banks)		4,400	121,176
Affiliated Managers Group, Inc. (Capital Markets)	(a)	1,200	205,188
Ameriprise Financial, Inc. (Capital Markets)		3,880	423,424
Bank of New York Mellon Corp. / The (Capital Markets)		23,811	932,201
BlackRock, Inc. (Capital Markets)		2,800	832,916
Charles Schwab Corp. / The (Capital Markets)		25,800	736,848
E*TRADE Financial Corp. (Capital Markets)	(a)	6,290	165,616
Franklin Resources, Inc. (Capital Markets)		8,300	309,258
Goldman Sachs Group, Inc. / The (Capital Markets)		8,650	1,503,024
Invesco Ltd. (Capital Markets)		9,200	287,316
Legg Mason, Inc. (Capital Markets)		2,400	99,864
Morgan Stanley (Capital Markets)		32,800	1,033,200
Northern Trust Corp. (Capital Markets)		4,700	320,352
State Street Corp. (Capital Markets)		8,800	591,448
T. Rowe Price Group, Inc. (Capital Markets)		5,500	382,250
American Express Co. (Consumer Finance)		18,300	1,356,579
Capital One Financial Corp. (Consumer Finance)		11,673	846,526
Discover Financial Services (Consumer Finance)		9,350	486,107
Navient Corp. (Consumer Finance)		8,100	91,044
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	40,291	5,253,946
CME Group, Inc. (Diversified Financial Svs.)		7,275	674,684
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		2,332	547,997
Leucadia National Corp. (Diversified Financial Svs.)		7,300	147,898
McGraw Hill Financial, Inc. (Diversified Financial Svs.)		5,900	510,350
Moody's Corp. (Diversified Financial Svs.)		3,800	373,160
Nasdaq, Inc. (Diversified Financial Svs.)		2,500	133,325
ACE Ltd. (Insurance)		7,000	723,800
Aflac, Inc. (Insurance)		9,300	540,609
Allstate Corp. / The (Insurance)		8,600	500,864
American International Group, Inc. (Insurance)		27,895	1,584,994
Aon PLC (Insurance)		6,000	531,660
Assurant, Inc. (Insurance)		1,400	110,614
Chubb Corp. / The (Insurance)		4,900	600,985
Cincinnati Financial Corp. (Insurance)		3,166	170,331
Genworth Financial, Inc. Class A (Insurance)	(a)	10,700	49,434
Hartford Financial Services Group, Inc. / The (Insurance)		8,900	407,442
Lincoln National Corp. (Insurance)		5,386	255,620
Loews Corp. (Insurance)		6,161	222,659
Marsh & McLennan Cos., Inc. (Insurance)		11,400	595,308
MetLife, Inc. (Insurance)		24,000	1,131,600
Principal Financial Group, Inc. (Insurance)		5,900	279,306
Progressive Corp. / The (Insurance)		12,600	386,064
Prudential Financial, Inc. (Insurance)		9,700	739,237
Torchmark Corp. (Insurance)		2,475	139,590
Travelers Cos., Inc. / The (Insurance)		6,659	662,770
Unum Group (Insurance)		5,300	170,024
XL Group PLC (Insurance)		6,500	236,080
American Tower Corp. (Real Estate Investment Trusts)		9,100	800,618
Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)		3,373	124,868
AvalonBay Communities, Inc. (Real Estate Investment Trusts)		2,831	494,915
Boston Properties, Inc. (Real Estate Investment Trusts)		3,300	390,720
Crown Castle International Corp. (Real Estate Investment Trusts)		7,200	567,864
Equinix, Inc. (Real Estate Investment Trusts)		1,200	328,080
Equity Residential (Real Estate Investment Trusts)		7,800	585,936
Essex Property Trust, Inc. (Real Estate Investment Trusts)		1,400	312,788
General Growth Properties, Inc. (Real Estate Investment Trusts)		12,600	327,222
HCP, Inc. (Real Estate Investment Trusts)		10,000	372,500
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)		16,202	256,154
Iron Mountain, Inc. (Real Estate Investment Trusts)		4,128	128,051
Kimco Realty Corp. (Real Estate Investment Trusts)		8,900	217,427
Macerich Co. / The (Real Estate Investment Trusts)		2,900	222,778
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)		3,800	150,138
Prologis, Inc. (Real Estate Investment Trusts)		11,239	437,197
Public Storage (Real Estate Investment Trusts)		3,200	677,216
Realty Income Corp. (Real Estate Investment Trusts)		5,100	241,689
Simon Property Group, Inc. (Real Estate Investment Trusts)		6,662	1,223,943
SL Green Realty Corp. (Real Estate Investment Trusts)		2,100	227,136
Ventas, Inc. (Real Estate Investment Trusts)		7,200	403,632
Vornado Realty Trust (Real Estate Investment Trusts)		3,793	342,963
Welltower, Inc. (Real Estate Investment Trusts)		7,600	514,672
Weyerhaeuser Co. (Real Estate Investment Trusts)		11,063	302,462
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	6,200	198,400
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)		10,400	105,768
			60,191,816
HEALTH CARE - 14.1%
AbbVie, Inc. (Biotechnology)		35,600	1,936,996
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	4,900	766,311
Amgen, Inc. (Biotechnology)		16,306	2,255,446
Baxalta, Inc. (Biotechnology)		11,700	368,667
Biogen, Inc. (Biotechnology)	(a)	5,045	1,472,181
Celgene Corp. (Biotechnology)	(a)	17,000	1,838,890
Gilead Sciences, Inc. (Biotechnology)		31,600	3,102,804
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,650	767,481
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,300	551,942
Abbott Laboratories (Health Care Equip. & Supplies)		32,100	1,291,062
Baxter International, Inc. (Health Care Equip. & Supplies)		11,700	384,345
Becton Dickinson and Co. (Health Care Equip. & Supplies)		4,537	601,878
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	28,903	474,298
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,600	298,096
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		3,000	151,710
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	2,300	326,991
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	775	356,175
Medtronic PLC (Health Care Equip. & Supplies)		30,490	2,041,001
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		6,100	384,849
Stryker Corp. (Health Care Equip. & Supplies)		6,800	639,880
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,100	154,938
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		3,670	344,723
Aetna, Inc. (Health Care Providers & Svs.)		7,554	826,483
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4,400	417,956
Anthem, Inc. (Health Care Providers & Svs.)		5,600	784,000
Cardinal Health, Inc. (Health Care Providers & Svs.)		7,000	537,740
Cigna Corp. (Health Care Providers & Svs.)		5,500	742,610
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)	(a)	3,700	267,621
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	14,578	1,180,235
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	6,900	533,784
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	1,800	238,896
Humana, Inc. (Health Care Providers & Svs.)		3,200	572,800
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	2,200	238,634
McKesson Corp. (Health Care Providers & Svs.)		5,000	925,150
Patterson Cos., Inc. (Health Care Providers & Svs.)		1,900	82,175
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		3,100	190,557
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	2,112	77,975
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		20,500	2,378,205
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		2,000	249,620
Cerner Corp. (Health Care Technology)	(a)	6,600	395,736
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		7,100	243,743
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		2,400	110,304
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		8,600	1,051,608
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,800	212,778
Allergan PLC (Pharmaceuticals)	(a)	8,440	2,294,076
Bristol-Myers Squibb Co. (Pharmaceuticals)		35,869	2,123,445
Eli Lilly & Co. (Pharmaceuticals)		21,000	1,757,490
Endo International PLC (Pharmaceuticals)	(a)	4,500	311,760
Johnson & Johnson (Pharmaceuticals)		59,600	5,563,660
Mallinckrodt PLC (Pharmaceuticals)	(a)	2,500	159,850
Merck & Co., Inc. (Pharmaceuticals)		60,594	2,992,738
Mylan NV (Pharmaceuticals)	(a)	8,900	358,314
Perrigo Co. PLC (Pharmaceuticals)		3,100	487,537
Pfizer, Inc. (Pharmaceuticals)		132,810	4,171,562
Zoetis, Inc. (Pharmaceuticals)		9,900	407,682
			53,397,388
INDUSTRIALS - 9.6%
Boeing Co. / The (Aerospace & Defense)		13,700	1,794,015
General Dynamics Corp. (Aerospace & Defense)		6,500	896,675
Honeywell International, Inc. (Aerospace & Defense)		16,800	1,590,792
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,700	177,684
Lockheed Martin Corp. (Aerospace & Defense)		5,700	1,181,667
Northrop Grumman Corp. (Aerospace & Defense)		4,000	663,800
Precision Castparts Corp. (Aerospace & Defense)		3,000	689,130
Raytheon Co. (Aerospace & Defense)		6,500	710,190
Rockwell Collins, Inc. (Aerospace & Defense)		2,800	229,152
Textron, Inc. (Aerospace & Defense)		6,000	225,840
United Technologies Corp. (Aerospace & Defense)		17,800	1,584,022
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,100	210,118
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,100	192,905
FedEx Corp. (Air Freight & Logistics)		5,700	820,686
United Parcel Service, Inc. Class B (Air Freight & Logistics)		15,000	1,480,350
American Airlines Group, Inc. (Airlines)		14,500	563,035
Delta Air Lines, Inc. (Airlines)		17,100	767,277
Southwest Airlines Co. (Airlines)		14,200	540,168
United Continental Holdings, Inc. (Airlines)	(a)	8,100	429,705
Allegion PLC (Building Products)		2,100	121,086
Masco Corp. (Building Products)		7,400	186,332
ADT Corp. / The (Commercial Svs. & Supplies)		3,650	109,135
Cintas Corp. (Commercial Svs. & Supplies)		1,900	162,925
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		4,300	85,355
Republic Services, Inc. (Commercial Svs. & Supplies)		5,180	213,416
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,800	250,758
Tyco International PLC (Commercial Svs. & Supplies)		9,100	304,486
Waste Management, Inc. (Commercial Svs. & Supplies)		9,100	453,271
Fluor Corp. (Construction & Engineering)		3,100	131,285
Jacobs Engineering Group, Inc. (Construction & Engineering)	(a)	2,700	101,061
Quanta Services, Inc. (Construction & Engineering)	(a)	4,400	106,524
AMETEK, Inc. (Electrical Equip.)		5,200	272,064
Eaton Corp. PLC (Electrical Equip.)		10,036	514,847
Emerson Electric Co. (Electrical Equip.)		14,100	622,797
Rockwell Automation, Inc. (Electrical Equip.)		2,900	294,263
3M Co. (Industrial Conglomerates)		13,400	1,899,718
Danaher Corp. (Industrial Conglomerates)		12,800	1,090,688
General Electric Co. (Industrial Conglomerates)		217,300	5,480,306
Roper Technologies, Inc. (Industrial Conglomerates)		2,200	344,740
Caterpillar, Inc. (Machinery)		13,000	849,680
Cummins, Inc. (Machinery)		3,600	390,888
Deere & Co. (Machinery)		6,700	495,800
Dover Corp. (Machinery)		3,400	194,412
Flowserve Corp. (Machinery)		2,900	119,306
Illinois Tool Works, Inc. (Machinery)		7,100	584,401
Ingersoll-Rand PLC (Machinery)		5,700	289,389
Joy Global, Inc. (Machinery)		2,100	31,353
PACCAR, Inc. (Machinery)		7,612	397,118
Parker-Hannifin Corp. (Machinery)		3,000	291,900
Pentair PLC (Machinery)		3,903	199,209
Snap-on, Inc. (Machinery)		1,300	196,222
Stanley Black & Decker, Inc. (Machinery)		3,347	324,592
Xylem, Inc. (Machinery)		3,900	128,115
Dun & Bradstreet Corp. / The (Professional Svs.)		800	84,000
Equifax, Inc. (Professional Svs.)		2,500	242,950
Nielsen Holdings PLC (Professional Svs.)		7,900	351,313
Robert Half International, Inc. (Professional Svs.)		2,900	148,364
CSX Corp. (Road & Rail)		21,200	570,280
J.B. Hunt Transport Services, Inc. (Road & Rail)		2,000	142,800
Kansas City Southern (Road & Rail)		2,400	218,112
Norfolk Southern Corp. (Road & Rail)		6,500	496,600
Ryder System, Inc. (Road & Rail)		1,100	81,444
Union Pacific Corp. (Road & Rail)		18,700	1,653,267
Fastenal Co. (Trading Companies & Distributors)		6,200	226,982
United Rentals, Inc. (Trading Companies & Distributors)	(a)	2,100	126,105
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,300	279,513
			36,606,383
INFORMATION TECHNOLOGY - 19.6%
Cisco Systems, Inc. (Communications Equip.)		109,500	2,874,375
F5 Networks, Inc. (Communications Equip.)	(a)	1,500	173,700
Harris Corp. (Communications Equip.)		2,700	197,505
Juniper Networks, Inc. (Communications Equip.)		7,600	195,396
Motorola Solutions, Inc. (Communications Equip.)		3,414	233,449
QUALCOMM, Inc. (Communications Equip.)		33,800	1,816,074
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		6,700	341,432
Corning, Inc. (Electronic Equip., Instr. & Comp.)		26,400	451,968
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		3,000	83,970
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		8,700	521,043
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	3,800	262,428
eBay, Inc. (Internet Software & Svs.)	(a)	24,100	589,004
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	48,600	4,369,140
Google, Inc. Class A (Internet Software & Svs.)	(a)	6,225	3,973,853
Google, Inc. Class C (Internet Software & Svs.)	(a)	6,341	3,857,991
VeriSign, Inc. (Internet Software & Svs.)	(a)	2,100	148,176
Yahoo!, Inc. (Internet Software & Svs.)	(a)	18,600	537,726
Accenture PLC Class A (IT Svs.)		13,400	1,316,684
Alliance Data Systems Corp. (IT Svs.)	(a)	1,300	336,674
Automatic Data Processing, Inc. (IT Svs.)		10,000	803,600
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	13,100	820,191
Computer Sciences Corp. (IT Svs.)		3,000	184,140
Fidelity National Information Services, Inc. (IT Svs.)		6,100	409,188
Fiserv, Inc. (IT Svs.)	(a)	5,000	433,050
International Business Machines Corp. (IT Svs.)		19,350	2,805,170
MasterCard, Inc. Class A (IT Svs.)		21,500	1,937,580
Paychex, Inc. (IT Svs.)		6,900	328,647
PayPal Holdings, Inc. (IT Svs.)	(a)	23,900	741,856
Teradata Corp. (IT Svs.)	(a)	3,000	86,880
Total System Services, Inc. (IT Svs.)		3,677	167,046
Visa, Inc. (IT Svs.)		42,000	2,925,720
Western Union Co. / The (IT Svs.)		11,047	202,823
Xerox Corp. (IT Svs.)		21,602	210,187
Altera Corp. (Semiconductors & Equip.)		6,500	325,520
Analog Devices, Inc. (Semiconductors & Equip.)		6,800	383,588
Applied Materials, Inc. (Semiconductors & Equip.)		25,800	379,002
Avago Technologies Ltd. (Semiconductors & Equip.)		5,600	700,056
Broadcom Corp. Class A (Semiconductors & Equip.)		12,050	619,732
First Solar, Inc. (Semiconductors & Equip.)	(a)	1,650	70,538
Intel Corp. (Semiconductors & Equip.)		102,300	3,083,322
KLA-Tencor Corp. (Semiconductors & Equip.)		3,400	170,000
Lam Research Corp. (Semiconductors & Equip.)		3,425	223,755
Linear Technology Corp. (Semiconductors & Equip.)		5,200	209,820
Microchip Technology, Inc. (Semiconductors & Equip.)		4,500	193,905
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	23,200	347,536
NVIDIA Corp. (Semiconductors & Equip.)		11,000	271,150
Qorvo, Inc. (Semiconductors & Equip.)	(a)	3,200	144,160
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,100	345,261
Texas Instruments, Inc. (Semiconductors & Equip.)		22,100	1,094,392
Xilinx, Inc. (Semiconductors & Equip.)		5,600	237,440
Activision Blizzard, Inc. (Software)		10,800	333,612
Adobe Systems, Inc. (Software)	(a)	10,700	879,754
Autodesk, Inc. (Software)	(a)	4,900	216,286
CA, Inc. (Software)		6,700	182,910
Citrix Systems, Inc. (Software)	(a)	3,500	242,480
Electronic Arts, Inc. (Software)	(a)	6,700	453,925
Intuit, Inc. (Software)		6,000	532,500
Microsoft Corp. (Software)		172,200	7,621,572
Oracle Corp. (Software)		70,000	2,528,400
Red Hat, Inc. (Software)	(a)	3,900	280,332
salesforce.com, Inc. (Software)	(a)	13,400	930,362
Symantec Corp. (Software)		14,694	286,092
Apple, Inc. (Tech. Hardware, Storage & Periph.)		122,800	13,544,840
EMC Corp. (Tech. Hardware, Storage & Periph.)		41,400	1,000,224
Hewlett-Packard Co. (Tech. Hardware, Storage & Periph.)		38,900	996,229
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		6,500	192,400
SanDisk Corp. (Tech. Hardware, Storage & Periph.)		4,400	239,052
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		6,500	291,200
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		5,000	397,200
			74,285,213
MATERIALS - 2.7%
Air Products & Chemicals, Inc. (Chemicals)		4,200	535,836
Airgas, Inc. (Chemicals)		1,400	125,062
CF Industries Holdings, Inc. (Chemicals)		5,000	224,500
Dow Chemical Co. / The (Chemicals)		24,900	1,055,760
Eastman Chemical Co. (Chemicals)		3,200	207,104
Ecolab, Inc. (Chemicals)		5,700	625,404
E.I. du Pont de Nemours & Co. (Chemicals)		19,500	939,900
FMC Corp. (Chemicals)		2,900	98,339
International Flavors & Fragrances, Inc. (Chemicals)		1,700	175,542
LyondellBasell Industries NV Class A (Chemicals)		8,000	666,880
Monsanto Co. (Chemicals)		10,086	860,739
Mosaic Co. / The (Chemicals)		7,300	227,103
PPG Industries, Inc. (Chemicals)		5,800	508,602
Praxair, Inc. (Chemicals)		6,200	631,532
Sherwin-Williams Co. / The (Chemicals)		1,700	378,726
Sigma-Aldrich Corp. (Chemicals)		2,600	361,192
Martin Marietta Materials, Inc. (Construction Materials)		1,400	212,730
Vulcan Materials Co. (Construction Materials)		2,900	258,680
Avery Dennison Corp. (Containers & Packaging)		2,000	113,140
Ball Corp. (Containers & Packaging)		3,000	186,600
Owens-Illinois, Inc. (Containers & Packaging)	(a)	3,500	72,520
Sealed Air Corp. (Containers & Packaging)		4,400	206,272
WestRock Co. (Containers & Packaging)		5,638	290,019
Alcoa, Inc. (Metals & Mining)		28,200	272,412
Freeport-McMoRan, Inc. (Metals & Mining)		22,352	216,591
Newmont Mining Corp. (Metals & Mining)		11,400	183,198
Nucor Corp. (Metals & Mining)		6,900	259,095
International Paper Co. (Paper & Forest Products)		9,000	340,110
			10,233,588
TELECOMMUNICATION SERVICES - 2.3%
AT&T, Inc. (Diversified Telecom. Svs.)		132,411	4,313,950
CenturyLink, Inc. (Diversified Telecom. Svs.)		12,072	303,249
Frontier Communications Corp. (Diversified Telecom. Svs.)		25,141	119,420
Level 3 Communications, Inc. (Diversified Telecom. Svs.)	(a)	6,200	270,878
Verizon Communications, Inc. (Diversified Telecom. Svs.)		87,500	3,807,125
			8,814,622
UTILITIES - 3.0%
American Electric Power Co., Inc. (Electric Utilities)		10,600	602,716
Duke Energy Corp. (Electric Utilities)		14,843	1,067,805
Edison International (Electric Utilities)		7,000	441,490
Entergy Corp. (Electric Utilities)		3,900	253,890
Eversource Energy (Electric Utilities)		6,800	344,216
Exelon Corp. (Electric Utilities)		18,590	552,123
FirstEnergy Corp. (Electric Utilities)		9,134	285,986
NextEra Energy, Inc. (Electric Utilities)		9,900	965,745
Pepco Holdings, Inc. (Electric Utilities)		5,500	133,210
Pinnacle West Capital Corp. (Electric Utilities)		2,400	153,936
PPL Corp. (Electric Utilities)		14,400	473,616
Southern Co. / The (Electric Utilities)		19,600	876,120
Xcel Energy, Inc. (Electric Utilities)		10,900	385,969
AGL Resources, Inc. (Gas Utilities)		2,586	157,849
AES Corp. (Ind. Power & Renewable Elec.)		14,700	143,913
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7,100	105,435
Ameren Corp. (Multi-Utilities)		5,200	219,804
CenterPoint Energy, Inc. (Multi-Utilities)		9,300	167,772
CMS Energy Corp. (Multi-Utilities)		6,000	211,920
Consolidated Edison, Inc. (Multi-Utilities)		6,300	421,155
Dominion Resources, Inc. (Multi-Utilities)		12,800	900,864
DTE Energy Co. (Multi-Utilities)		3,900	313,443
NiSource, Inc. (Multi-Utilities)		6,800	126,140
PG&E Corp. (Multi-Utilities)		10,500	554,400
Public Service Enterprise Group, Inc. (Multi-Utilities)		10,900	459,544
SCANA Corp. (Multi-Utilities)		3,100	174,406
Sempra Energy (Multi-Utilities)		5,100	493,272
TECO Energy, Inc. (Multi-Utilities)		5,100	133,926
WEC Energy Group, Inc. (Multi-Utilities)		6,831	356,715
			11,477,380
Total Common Stocks (Cost $255,601,144)			$364,060,790

Exchange Traded Funds - 3.8%		Shares	Value
SPDR S&P 500 ETF Trust		75,625	$14,492,019
Total Exchange Traded Funds (Cost $15,088,637)			$14,492,019

Total Investments - 99.6% (Cost $270,689,781)	(b)		$378,552,809
Other Assets in Excess of Liabilities - 0.4%			1,531,443
Net Assets - 100.0%			$380,084,252

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 99.5%		Shares	Value
CONSUMER DISCRETIONARY - 4.9%
McDonald's Corp. (Hotels, Restaurants & Leisure)		149,645	$14,744,522
CONSUMER STAPLES - 33.0%
Coca-Cola Co. / The (Beverages)		119,450	4,792,334
PepsiCo, Inc. (Beverages)		36,700	3,460,810
General Mills, Inc. (Food Products)		97,100	5,450,223
Kellogg Co. (Food Products)		54,075	3,598,691
Kraft Heinz Co. / The (Food Products)		189,930	13,405,259
Kimberly-Clark Corp. (Household Products)		78,475	8,556,914
Procter & Gamble Co. / The (Household Products)		140,350	10,096,779
Unilever PLC (Personal Products)	(a)	215,600	8,781,316
Altria Group, Inc. (Tobacco)		255,195	13,882,608
Philip Morris International, Inc. (Tobacco)		174,545	13,846,655
Reynolds American, Inc. (Tobacco)		324,340	14,358,532
			100,230,121
ENERGY - 12.2%
BP PLC (Oil, Gas & Consumable Fuels)	(a)	1,685,300	8,550,127
Chevron Corp. (Oil, Gas & Consumable Fuels)		110,980	8,754,102
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		110,000	8,178,500
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		137,390	3,802,955
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	(a)	321,220	7,595,306
			36,880,990
FINANCIALS - 9.2%
Digital Realty Trust, Inc. (Real Estate Investment Trusts)		65,900	4,304,588
HCP, Inc. (Real Estate Investment Trusts)		155,190	5,780,827
National Retail Properties, Inc. (Real Estate Investment Trusts)		83,000	3,010,410
Realty Income Corp. (Real Estate Investment Trusts)		80,800	3,829,112
Ventas, Inc. (Real Estate Investment Trusts)		97,530	5,467,532
Welltower, Inc. (Real Estate Investment Trusts)		81,800	5,539,496
			27,931,965
HEALTH CARE - 9.1%
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	629,156	12,075,919
Johnson & Johnson (Pharmaceuticals)		51,860	4,841,131
Merck & Co., Inc. (Pharmaceuticals)		145,800	7,201,062
Sanofi (Pharmaceuticals)	(a)	37,036	3,525,850
			27,643,962
TELECOMMUNICATION SERVICES - 13.7%
AT&T, Inc. (Diversified Telecom. Svs.)		439,223	14,309,885
BCE, Inc. (Diversified Telecom. Svs.)		121,280	4,963,892
Verizon Communications, Inc. (Diversified Telecom. Svs.)		307,101	13,361,965
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		283,393	8,994,894
			41,630,636
UTILITIES - 17.4%
American Electric Power Co., Inc. (Electric Utilities)		74,600	4,241,756
Duke Energy Corp. (Electric Utilities)		139,906	10,064,838
PPL Corp. (Electric Utilities)		251,900	8,284,991
Southern Co. / The (Electric Utilities)		234,860	10,498,242
Dominion Resources, Inc. (Multi-Utilities)		61,225	4,309,015
National Grid PLC (Multi-Utilities)	(a)	1,103,800	15,372,731
			52,771,573
Total Common Stocks (Cost $296,013,947)			$301,833,769

Money Market Funds - 5.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		16,916,000	$16,916,000
Total Money Market Funds (Cost $16,916,000)			$16,916,000

Total Investments - 105.1% (Cost $312,929,947)	(b)		$318,749,769
Liabilities in Excess of Other Assets - (5.1)%			(15,317,233)
Net Assets - 100.0%			$303,432,536

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $55,901,249, or 18.4% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Corporate Bonds - 97.4%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 29.4%
American Axle & Manufacturing, Inc. (Auto Components)		6.625%	10/15/2022	$625,000	$628,125
American Axle & Manufacturing, Inc. (Auto Components)		6.250%	03/15/2021	400,000	399,000
Gates Global LLC / Gates Global Co. (Auto Components)	(b)	6.000%	07/15/2022	900,000	724,500
International Automotive Components Group SL (Auto Components)	(b)	9.125%	06/01/2018	850,000	862,750
J.B. Poindexter & Co., Inc. (Auto Components)	(b)	9.000%	04/01/2022	725,000	763,063
Lear Corp. (Auto Components)		5.375%	03/15/2024	225,000	225,000
Lear Corp. (Auto Components)		4.750%	01/15/2023	625,000	612,500
Lear Corp. (Auto Components)		5.250%	01/15/2025	100,000	98,000
MPG Holdco I, Inc. (Auto Components)		7.375%	10/15/2022	625,000	650,000
Omega U.S. Sub, LLC (Auto Components)	(b)	8.750%	07/15/2023	300,000	265,500
Stackpole International Intermediate / Stackpole International Powder (Auto Components)	(b)	7.750%	10/15/2021	625,000	679,687
UCI International, Inc. (Acquired 04/08/2011 through 09/18/2012, Cost $836,364)(Auto Components)	(f)	8.625%	02/15/2019	825,000	660,000
ZF North America Capital, Inc. (Auto Components)	(b)	4.750%	04/29/2025	325,000	296,969
Affinia Group, Inc. (Distributors)		7.750%	05/01/2021	1,125,000	1,181,250
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)		7.100%	03/01/2018	450,000	454,500
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)		7.450%	08/15/2027	300,000	301,500
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	6.000%	04/01/2022	1,175,000	1,192,625
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	01/15/2022	375,000	366,637
Affinity Gaming LLC / Affinity Gaming Finance Corp. (Hotels, Restaurants & Leisure)		9.000%	05/15/2018	250,000	248,750
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.875%	05/15/2023	425,000	431,375
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.250%	03/15/2021	125,000	126,562
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.375%	06/01/2024	375,000	375,937
Chester Downs & Marina LLC (Hotels, Restaurants & Leisure)	(b)	9.250%	02/01/2020	450,000	338,625
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.375%	11/01/2023	375,000	380,625
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	1,125,000	1,198,125
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	10/01/2020	425,000	438,812
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)		9.750%	09/01/2021	450,000	457,875
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc. (Hotels, Restaurants & Leisure)		10.500%	01/15/2020	650,000	676,000
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)		5.875%	11/01/2021	1,075,000	1,084,406
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		7.500%	04/15/2021	225,000	234,562
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		6.375%	08/01/2021	650,000	687,915
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (Hotels, Restaurants & Leisure)	(b)	9.500%	06/15/2019	540,000	561,600
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC (Hotels, Restaurants & Leisure)	(b)	5.875%	05/15/2021	1,225,000	1,206,625
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.804%	10/01/2020	745,000	789,700
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.250%	01/15/2021	475,000	475,000
Station Casinos LLC (Hotels, Restaurants & Leisure)		7.500%	03/01/2021	800,000	832,000
RSI Home Products, Inc. (Household Durables)	(b)	6.500%	03/15/2023	625,000	625,000
Serta Simmons Holdings LLC (Household Durables)	(b)	8.125%	10/01/2020	1,275,000	1,337,156
Tempur Sealy International, Inc. (Household Durables)	(b)	5.625%	10/15/2023	275,000	274,656
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		6.000%	08/15/2022	100,000	104,250
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		5.500%	12/01/2024	650,000	650,000
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		5.000%	09/01/2023	550,000	554,009
FGI Operating Co. LLC / FGI Finance, Inc. (Leisure Products)		7.875%	05/01/2020	800,000	608,000
Vista Outdoor, Inc. (Leisure Products)	(b)	5.875%	10/01/2023	275,000	279,125
Altice U.S. Finance I Corp. (Media)	(b)	5.375%	07/15/2023	375,000	360,000
Altice U.S. Finance II Corp. (Media)	(b)	7.750%	07/15/2025	325,000	287,625
AMC Networks, Inc. (Media)		7.750%	07/15/2021	475,000	502,360
AMC Networks, Inc. (Media)		4.750%	12/15/2022	350,000	329,875
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		6.625%	01/31/2022	400,000	403,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.125%	02/15/2023	150,000	138,375
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	01/15/2024	1,275,000	1,217,625
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	09/01/2023	325,000	309,156
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.375%	05/01/2025	175,000	159,469
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.875%	05/01/2027	150,000	139,125
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	6.375%	09/15/2020	100,000	94,375
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	5.125%	12/15/2021	750,000	660,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	5.125%	12/15/2021	100,000	88,000
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	275,000	273,625
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	1,125,000	1,129,219
Cumulus Media Holdings, Inc. (Media)		7.750%	05/01/2019	275,000	197,312
DISH DBS Corp. (Media)		5.875%	07/15/2022	1,600,000	1,412,000
Entercom Radio LLC (Media)		10.500%	12/01/2019	500,000	523,750
Expo Event Transco, Inc. (Media)	(b)	9.000%	06/15/2021	800,000	800,000
Gray Television, Inc. (Media)		7.500%	10/01/2020	700,000	717,500
Igloo Holdings Corp. (Media)	(b)(d)	8.250%, 9.000% PIK	12/15/2017	875,000	877,187
iHeartCommunications, Inc. (Media)		9.000%	03/01/2021	700,000	583,625
Intelsat Jackson Holdings SA (Media)		6.625%	12/15/2022	825,000	643,500
Intelsat Jackson Holdings SA (Media)		5.500%	08/01/2023	550,000	452,375
Intelsat Luxembourg SA (Media)		7.750%	06/01/2021	325,000	211,250
Intelsat Luxembourg SA (Media)		8.125%	06/01/2023	750,000	487,500
Lamar Media Corp. (Media)		5.875%	02/01/2022	250,000	259,687
Lamar Media Corp. (Media)		5.000%	05/01/2023	450,000	443,250
Lamar Media Corp. (Media)		5.375%	01/15/2024	275,000	277,750
LIN Television Corp. (Media)	(b)	5.875%	11/15/2022	350,000	347,375
Nexstar Broadcasting, Inc. (Media)	(b)	6.125%	02/15/2022	475,000	469,062
Nielsen Co. Luxembourg SARL / The (Media)	(b)	5.500%	10/01/2021	175,000	174,125
Nielsen Finance LLC / Nielsen Finance Co. (Media)		4.500%	10/01/2020	225,000	225,562
Nielsen Finance LLC / Nielsen Finance Co. (Media)	(b)	5.000%	04/15/2022	1,250,000	1,209,375
Numericable Group SA (Media)	(b)	6.000%	05/15/2022	575,000	554,156
Numericable Group SA (Media)	(b)	6.250%	05/15/2024	400,000	386,000
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.625%	02/15/2024	75,000	76,031
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.250%	02/15/2022	300,000	299,250
Radio One, Inc. (Media)	(b)	9.250%	02/15/2020	650,000	555,750
Radio One, Inc. (Media)	(b)	7.375%	04/15/2022	475,000	441,750
Regal Entertainment Group (Media)		5.750%	02/01/2025	550,000	519,750
Regal Entertainment Group (Media)		5.750%	03/15/2022	100,000	98,250
Sinclair Television Group, Inc. (Media)		6.125%	10/01/2022	50,000	49,500
Sinclair Television Group, Inc. (Media)	(b)	5.625%	08/01/2024	875,000	795,156
Sirius XM Radio, Inc. (Media)	(b)	4.250%	05/15/2020	150,000	146,625
Sirius XM Radio, Inc. (Media)	(b)	4.625%	05/15/2023	1,400,000	1,309,000
Sirius XM Radio, Inc. (Media)	(b)	6.000%	07/15/2024	275,000	276,375
Sirius XM Radio, Inc. (Media)	(b)	5.375%	04/15/2025	150,000	143,250
Gannett Co., Inc. (Media)	(b)	5.500%	09/15/2024	75,000	72,937
Gannett Co., Inc. (Media)	(b)	4.875%	09/15/2021	75,000	73,500
TEGNA, Inc. (Media)		6.375%	10/15/2023	775,000	813,750
Time, Inc. (Media)	(b)	5.750%	04/15/2022	450,000	421,875
Townsquare Media, Inc. (Media)	(b)	6.500%	04/01/2023	500,000	445,000
Tribune Media Co. (Media)	(b)	5.875%	07/15/2022	650,000	630,500
Unitymedia KabelBW GmbH (Media)	(b)	6.125%	01/15/2025	425,000	412,250
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(b)	5.500%	01/15/2023	475,000	474,406
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(b)	5.000%	01/15/2025	200,000	188,000
Lynx II Corp. (Media)	(b)	6.375%	04/15/2023	475,000	472,625
Virgin Media Finance PLC (Media)	(b)	5.750%	01/15/2025	200,000	188,000
Virgin Media Secured Finance PLC (Media)	(b)	5.250%	01/15/2026	425,000	391,000
Family Tree Escrow, LLC (Multiline Retail)	(b)	5.750%	03/01/2023	325,000	337,187
Argos Merger Sub, Inc. (Specialty Retail)	(b)	7.125%	03/15/2023	1,000,000	1,011,250
Jo-Ann Stores Holdings, Inc. (Acquired 10/09/2012, Cost $370,365)(Specialty Retail)	(b)(d)(f)	9.750%, 10.500% PIK	10/15/2019	375,000	300,000
Jo-Ann Stores, Inc. (Specialty Retail)	(b)	8.125%	03/15/2019	50,000	46,250
L Brands, Inc. (Specialty Retail)		5.625%	02/15/2022	725,000	766,688
Michaels Stores, Inc. (Specialty Retail)	(b)	5.875%	12/15/2020	800,000	834,000
Neiman Marcus Group LTD, Inc. (Specialty Retail)	(b)(d)	8.750%, 9.500% PIK	10/15/2021	575,000	592,250
Party City Holdings, Inc. (Specialty Retail)	(b)	6.125%	08/15/2023	350,000	352,625
Petco Animal Supplies, Inc. (Specialty Retail)	(b)	9.250%	12/01/2018	525,000	532,875
Petco Holdings, Inc. (Specialty Retail)	(b)(d)	8.500%, 9.250% PIK	10/15/2017	750,000	755,625
PVH Corp. (Textiles, Apparel & Luxury Goods)		4.500%	12/15/2022	275,000	266,062
Springs Industries, Inc. (Textiles, Apparel & Luxury Goods)		6.250%	06/01/2021	625,000	618,750
					58,390,558
CONSUMER STAPLES - 3.3%
Rite Aid Corp. (Food & Staples Retailing)	(b)	6.125%	04/01/2023	550,000	545,875
U.S. Foods, Inc. (Food & Staples Retailing)		8.500%	06/30/2019	525,000	543,375
Dean Foods Co. (Food Products)	(b)	6.500%	03/15/2023	475,000	482,125
Hearthside Group Holdings LLC / Hearthside Finance Co. (Food Products)	(b)	6.500%	05/01/2022	1,100,000	1,017,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		4.875%	05/01/2021	1,175,000	1,154,437
Post Holdings, Inc. (Food Products)	(b)	7.750%	03/15/2024	225,000	230,625
Post Holdings, Inc. (Food Products)	(b)	8.000%	07/15/2025	400,000	411,750
Sun Merger Sub., Inc. (Food Products)	(b)	5.875%	08/01/2021	100,000	102,500
TreeHouse Foods, Inc. (Food Products)		4.875%	03/15/2022	75,000	71,625
Spectrum Brands, Inc. (Household Products)	(b)	6.125%	12/15/2024	175,000	180,250
Spectrum Brands, Inc. (Household Products)	(b)	5.750%	07/15/2025	400,000	408,000
First Quality Finance Co., Inc. (Personal Products)	(b)	4.625%	05/15/2021	700,000	651,000
Prestige Brands, Inc. (Personal Products)	(b)	5.375%	12/15/2021	725,000	706,875
					6,505,937
ENERGY - 10.8%
CGG SA (Energy Equip. & Svs.)		6.875%	01/15/2022	300,000	166,500
Chaparral Energy, Inc. (Energy Equip. & Svs.)		7.625%	11/15/2022	200,000	59,000
FTS International, Inc. (Energy Equip. & Svs.)		6.250%	05/01/2022	375,000	116,250
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		6.000%	12/01/2020	775,000	716,875
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.125%	12/01/2022	200,000	172,000
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	5.625%	06/01/2023	125,000	109,687
Approach Resources, Inc. (Oil, Gas & Consumable Fuels)		7.000%	06/15/2021	550,000	330,000
BreitBurn Energy Partners LP / BreitBurn Finance Corp. (Oil, Gas & Consumable Fuels)		7.875%	04/15/2022	225,000	80,438
California Resources Corp. (Oil, Gas & Consumable Fuels)		6.000%	11/15/2024	725,000	435,000
California Resources Corp. (Oil, Gas & Consumable Fuels)		5.500%	09/15/2021	150,000	91,500
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2020	575,000	537,625
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		6.250%	04/15/2023	100,000	87,750
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	11/15/2020	675,000	496,125
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	06/15/2021	525,000	350,437
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/01/2023	575,000	488,750
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	7.750%	02/15/2023	175,000	171,500
CVR Refining LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2022	325,000	314,925
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	1,725,000	1,552,500
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)		7.500%	12/15/2021	350,000	45,500
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)		6.875%	03/15/2024	50,000	8,625
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		9.375%	05/01/2020	350,000	301,000
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		7.750%	09/01/2022	100,000	80,000
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		6.375%	06/15/2023	250,000	185,000
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		7.750%	11/01/2020	350,000	343,875
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(b)	6.625%	05/01/2023	225,000	207,000
Halcon Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	8.625%	02/01/2020	250,000	207,812
Hiland Partners LP / Hiland Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	05/15/2022	250,000	244,375
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	03/01/2020	475,000	451,250
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.625%	11/15/2023	550,000	539,444
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		5.625%	01/15/2022	225,000	201,375
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		7.375%	05/01/2022	100,000	96,750
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2023	125,000	113,750
Legacy Reserves LP / Legacy Reserves Finance Corp. (Acquired 05/08/2014 through 08/26/2014, Cost $801,602)(Oil, Gas & Consumable Fuels)	(f)	6.625%	12/01/2021	800,000	544,000
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		8.625%	04/15/2020	350,000	93,625
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		7.750%	02/01/2021	300,000	69,000
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	09/15/2021	125,000	25,937
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	02/15/2023	600,000	581,250
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	07/15/2023	325,000	298,252
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	12/01/2024	75,000	68,625
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)		8.000%	06/01/2020	850,000	632,187
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	03/15/2022	625,000	490,625
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		7.750%	10/15/2022	125,000	123,750
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	4.875%	05/15/2025	647,000	575,830
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	04/15/2023	175,000	169,312
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	11/01/2023	225,000	208,075
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	03/01/2022	150,000	153,757
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	10/01/2022	200,000	195,330
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	05/01/2022	500,000	445,940
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)	(b)	7.250%	05/01/2023	75,000	70,312
Rose Rock Midstream LP / Rose Rock Finance Corp. (Oil, Gas & Consumable Fuels)		5.625%	07/15/2022	600,000	528,000
Rose Rock Midstream LP / Rose Rock Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.625%	11/15/2023	325,000	282,750
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.625%	10/01/2022	75,000	72,000
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)		6.625%	10/01/2022	275,000	264,000
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		5.625%	02/01/2021	950,000	881,125
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		5.625%	04/15/2023	225,000	201,937
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		6.250%	03/15/2022	300,000	279,000
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)	(b)	5.625%	03/01/2025	375,000	330,000
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	03/15/2021	50,000	11,000
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		8.125%	10/15/2022	500,000	107,500
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	02/15/2023	200,000	43,125
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2024	325,000	275,031
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.625%	06/01/2025	150,000	129,000
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	01/01/2023	50,000	46,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	08/15/2022	700,000	602,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.250%	11/15/2023	175,000	145,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	350,000	310,625
Tesoro Corp. (Oil, Gas & Consumable Fuels)		5.125%	04/01/2024	425,000	416,500
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	10/15/2021	325,000	319,312
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	10/01/2020	547,000	530,590
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	10/15/2022	75,000	73,125
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	10/15/2019	50,000	49,000
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)		8.500%	06/15/2019	775,000	344,875
Western Refining Logistics LP / WNRL Finance Corp. (Oil, Gas & Consumable Fuels)		7.500%	02/15/2023	350,000	347,375
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.250%	04/01/2023	700,000	605,500
Williams Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	07/15/2022	225,000	227,254
					21,470,799
FINANCIALS - 3.7%
CIT Group, Inc. (Banks)		5.375%	05/15/2020	225,000	235,687
CIT Group, Inc. (Banks)		5.000%	08/01/2023	475,000	472,031
Ally Financial, Inc. (Consumer Finance)		4.125%	02/13/2022	475,000	457,781
Ally Financial, Inc. (Consumer Finance)		4.125%	03/30/2020	125,000	123,672
Ally Financial, Inc. (Consumer Finance)		4.625%	03/30/2025	400,000	378,000
Ally Financial, Inc. (Consumer Finance)		4.625%	05/19/2022	250,000	245,937
Interactive Data Corp. (Diversified Financial Svs.)	(b)	5.875%	04/15/2019	700,000	700,000
International Lease Finance Corp. (Trading Companies & Distributors)		5.875%	08/15/2022	1,075,000	1,144,875
MSCI, Inc. (Diversified Financial Svs.)	(b)	5.250%	11/15/2024	150,000	152,062
MSCI, Inc. (Diversified Financial Svs.)	(b)	5.750%	08/15/2025	325,000	327,437
Hockey Merger Sub 2, Inc. (Insurance)	(b)	7.875%	10/01/2021	925,000	883,375
Iron Mountain, Inc. (Real Estate Investment Trusts)		7.750%	10/01/2019	525,000	545,475
Outfront Media Capital LLC / Outfront Media Capital Corp. (Real Estate Investment Trusts)	(b)	5.625%	02/15/2024	225,000	228,094
RHP Hotel Properties LP / RHP Finance Corp. (Real Estate Investment Trusts)		5.000%	04/15/2023	100,000	99,500
Hub Holdings, LLC / Hub Holdings Finance, Inc. (Real Estate Mgmt. & Development)	(b)(d)	8.125%, 8.875% PIK	07/15/2019	600,000	579,000
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(b)	5.750%	05/01/2025	900,000	852,750
					7,425,676
HEALTH CARE - 12.2%
Grifols Worldwide Operations Ltd. (Biotechnology)		5.250%	04/01/2022	675,000	669,937
Crimson Merger Sub., Inc. (Health Care Equip. & Supplies)	(b)	6.625%	05/15/2022	1,775,000	1,526,500
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)	(b)	5.750%	09/01/2023	125,000	125,312
Sterigenics-Nordion Holdings LLC (Health Care Equip. & Supplies)	(b)	6.500%	05/15/2023	725,000	719,562
Teleflex, Inc. (Health Care Equip. & Supplies)		5.250%	06/15/2024	275,000	276,375
Air Medical Merger Sub Corp. (Health Care Providers & Svs.)	(b)	6.375%	05/15/2023	600,000	546,000
Amsurg Corp. (Health Care Providers & Svs.)		5.625%	07/15/2022	675,000	674,156
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.875%	02/01/2022	1,175,000	1,199,922
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		5.125%	08/01/2021	300,000	305,250
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)		5.750%	08/15/2022	125,000	130,000
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)		5.125%	07/15/2024	450,000	441,900
Envision Healthcare Corp. (Health Care Providers & Svs.)	(b)	5.125%	07/01/2022	875,000	866,250
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	275,000	285,313
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	2,175,000	2,180,438
HCA, Inc. (Health Care Providers & Svs.)		5.250%	04/15/2025	450,000	459,000
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	1,200,000	1,191,000
Jaguar Holding Co II / Pharmaceutical Product Development LLC (Health Care Providers & Svs.)	(b)	6.375%	08/01/2023	1,250,000	1,215,625
LifePoint Hospitals, Inc. (Health Care Providers & Svs.)		5.500%	12/01/2021	750,000	756,563
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(b)	6.625%	04/01/2022	1,300,000	1,300,000
Surgical Care Affiliates, Inc. (Health Care Providers & Svs.)	(b)	6.000%	04/01/2023	550,000	544,500
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.500%	04/01/2021	350,000	344,750
Tenet Healthcare Corp. (Health Care Providers & Svs.)		8.125%	04/01/2022	900,000	956,610
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.375%	10/01/2021	850,000	828,750
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	300,000	297,000
Emdeon, Inc. (Health Care Technology)		11.000%	12/31/2019	400,000	426,000
Emdeon, Inc. (Health Care Technology)	(b)	6.000%	02/15/2021	225,000	218,250
Truven Health Analytics, Inc. (Health Care Technology)		10.625%	06/01/2020	600,000	627,000
Quintiles Transnational Corp. (Life Sciences Tools & Svs.)	(b)	4.875%	05/15/2023	250,000	247,500
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc. (Pharmaceuticals)	(b)	6.000%	02/01/2025	625,000	610,156
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc. (Pharmaceuticals)	(b)	6.000%	07/15/2023	475,000	470,250
Mallinckrodt International Finance SA (Pharmaceuticals)		4.750%	04/15/2023	325,000	281,125
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(b)	4.875%	04/15/2020	100,000	95,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(b)	5.500%	04/15/2025	200,000	178,250
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(b)	5.625%	10/15/2023	200,000	182,500
VPII Escrow Corp. (Pharmaceuticals)	(b)	7.500%	07/15/2021	1,150,000	1,184,500
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(b)	5.500%	03/01/2023	175,000	165,813
VRX Escrow Corp. (Pharmaceuticals)	(b)	6.125%	04/15/2025	950,000	910,005
VRX Escrow Corp. (Pharmaceuticals)	(b)	5.875%	05/15/2023	825,000	790,969
VRX Escrow Corp. (Pharmaceuticals)	(b)	5.375%	03/15/2020	50,000	48,594
					24,277,125
INDUSTRIALS - 9.0%
Silver II Borrower / Silver II U.S. Holdings LLC (Aerospace & Defense)	(b)	7.750%	12/15/2020	550,000	477,125
TransDigm, Inc. (Aerospace & Defense)		5.500%	10/15/2020	275,000	262,109
TransDigm, Inc. (Aerospace & Defense)		7.500%	07/15/2021	300,000	312,750
TransDigm, Inc. (Aerospace & Defense)		6.500%	07/15/2024	475,000	446,429
TransDigm, Inc. (Aerospace & Defense)		6.000%	07/15/2022	550,000	512,875
TransDigm, Inc. (Aerospace & Defense)	(b)	6.500%	05/15/2025	50,000	47,000
Allegion PLC (Building Products)		5.875%	09/15/2023	125,000	128,125
Allegion U.S. Holding Co., Inc. (Building Products)		5.750%	10/01/2021	325,000	333,125
Building Materials Corp. of America (Building Products)	(b)	6.000%	10/15/2025	225,000	227,250
Hillman Group, Inc. / The (Building Products)	(b)	6.375%	07/15/2022	625,000	575,000
Masonite International Corp. (Building Products)	(b)	5.625%	03/15/2023	150,000	153,000
NCI Building Systems, Inc. (Building Products)	(b)	8.250%	01/15/2023	450,000	471,375
USG Corp. (Building Products)	(b)	5.875%	11/01/2021	175,000	181,563
USG Corp. (Building Products)	(b)	5.500%	03/01/2025	50,000	49,875
Unifrax I LLC / Unifrax Holding Co. (Building Products)	(b)	7.500%	02/15/2019	775,000	759,500
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	7.250%	11/15/2021	600,000	550,500
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	7.250%	11/15/2021	650,000	596,375
Jurassic Holdings III, Inc. (Commercial Svs. & Supplies)	(b)	6.875%	02/15/2021	325,000	228,313
Multi-Color Corp. (Commercial Svs. & Supplies)	(b)	6.125%	12/01/2022	650,000	664,625
Southern Graphics, Inc. (Commercial Svs. & Supplies)	(b)	8.375%	10/15/2020	1,200,000	1,200,000
United Rentals North America, Inc. (Commercial Svs. & Supplies)		6.125%	06/15/2023	100,000	99,750
United Rentals North America, Inc. (Commercial Svs. & Supplies)		7.375%	05/15/2020	100,000	105,000
United Rentals North America, Inc. (Commercial Svs. & Supplies)		5.750%	11/15/2024	100,000	95,750
United Rentals North America, Inc. (Commercial Svs. & Supplies)		4.625%	07/15/2023	225,000	217,969
United Rentals North America, Inc. (Commercial Svs. & Supplies)		5.500%	07/15/2025	875,000	818,125
EnerSys (Electrical Equip.)	(b)	5.000%	04/30/2023	225,000	218,250
Sensata Technologies BV (Electrical Equip.)	(b)	5.625%	11/01/2024	225,000	224,438
Sensata Technologies BV (Electrical Equip.)	(b)	5.000%	10/01/2025	300,000	280,688
ATS Automation Tooling Systems, Inc. (Machinery)	(b)	6.500%	06/15/2023	300,000	300,750
Dematic SA / DH Services Luxembourg Sarl (Machinery)	(b)	7.750%	12/15/2020	1,100,000	1,111,000
Gardner Denver, Inc. (Machinery)	(b)	6.875%	08/15/2021	800,000	708,000
Milacron LLC / Mcron Finance Corp. (Machinery)	(b)	7.750%	02/15/2021	275,000	280,500
Schaeffler Finance BV (Machinery)	(b)	4.750%	05/15/2021	375,000	369,375
Schaeffler Finance BV (Machinery)	(b)	4.250%	05/15/2021	250,000	240,000
Schaeffler Finance BV (Machinery)	(b)	4.750%	05/15/2023	200,000	193,000
Schaeffler Holding Finance BV (Machinery)	(b)(d)	6.750%, 7.500% PIK	11/15/2022	400,000	430,000
Anna Merger Sub., Inc. (Professional Svs.)	(b)	7.750%	10/01/2022	1,325,000	1,245,500
IHS, Inc. (Professional Svs.)		5.000%	11/01/2022	175,000	168,000
Hertz Corp. / The (Road & Rail)		6.750%	04/15/2019	625,000	635,938
Hertz Corp. / The (Road & Rail)		6.250%	10/15/2022	375,000	375,938
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (Trading Companies & Distributors)		4.625%	07/01/2022	150,000	149,438
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	5.625%	04/15/2021	625,000	618,750
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(b)	6.375%	10/01/2023	175,000	175,438
HD Supply, Inc. (Trading Companies & Distributors)		7.500%	07/15/2020	100,000	104,000
HD Supply, Inc. (Trading Companies & Distributors)	(b)	5.250%	12/15/2021	225,000	226,125
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	12/15/2021	425,000	406,406
					17,975,042
INFORMATION TECHNOLOGY - 11.6%
CommScope Holding Co., Inc. (Communications Equip.)	(b)(d)	6.625%, 7.375% PIK	06/01/2020	725,000	743,125
CommScope, Inc. (Communications Equip.)	(b)	5.500%	06/15/2024	525,000	501,375
Anixter, Inc. (Electronic Equip., Instr. & Comp.)		5.625%	05/01/2019	300,000	314,625
Anixter, Inc. (Electronic Equip., Instr. & Comp.)	(b)	5.500%	03/01/2023	325,000	320,125
Belden, Inc. (Electronic Equip., Instr. & Comp.)	(b)	5.500%	09/01/2022	725,000	701,438
Belden, Inc. (Electronic Equip., Instr. & Comp.)	(b)	5.250%	07/15/2024	375,000	346,875
Cleaver-Brooks, Inc. (Electronic Equip., Instr. & Comp.)	(b)	8.750%	12/15/2019	575,000	543,375
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(b)	7.250%	10/15/2022	650,000	692,250
Blackboard, Inc. (Internet Software & Svs.)	(b)	7.750%	11/15/2019	400,000	336,000
IAC / InterActiveCorp (Internet Software & Svs.)		4.750%	12/15/2022	1,100,000	1,009,250
VeriSign, Inc. (Internet Software & Svs.)		4.625%	05/01/2023	300,000	291,750
VeriSign, Inc. (Internet Software & Svs.)		5.250%	04/01/2025	125,000	124,063
Compiler Finance Sub, Inc. (IT Svs.)	(b)	7.000%	05/01/2021	475,000	285,000
CoreLogic, Inc. (IT Svs.)		7.250%	06/01/2021	450,000	470,250
First Data Corp. (IT Svs.)	(b)	8.750%	01/15/2022	2,425,000	2,534,125
First Data Corp. (IT Svs.)	(b)	5.375%	08/15/2023	550,000	544,500
Sabre GLBL, Inc. (IT Svs.)	(b)	5.375%	04/15/2023	450,000	443,250
SunGard Data Systems, Inc. (IT Svs.)		7.625%	11/15/2020	200,000	207,500
SunGard Data Systems, Inc. (IT Svs.)		6.625%	11/01/2019	875,000	901,250
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.500%	08/15/2022	250,000	160,000
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.000%	07/01/2024	550,000	341,000
Entegris, Inc. (Semiconductors & Equip.)	(b)	6.000%	04/01/2022	925,000	938,875
Micron Technology, Inc. (Semiconductors & Equip.)	(b)	5.250%	08/01/2023	400,000	372,000
Micron Technology, Inc. (Semiconductors & Equip.)	(b)	5.250%	01/15/2024	175,000	160,563
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	5.750%	02/15/2021	200,000	208,000
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	5.750%	03/15/2023	200,000	208,000
Audatex North America, Inc. (Software)	(b)	6.000%	06/15/2021	825,000	826,642
Audatex North America, Inc. (Software)	(b)	6.125%	11/01/2023	500,000	502,500
Blue Coat Holdings, Inc. (Software)	(b)	8.375%	06/01/2023	650,000	648,375
BMC Software Finance, Inc. (Software)	(b)	8.125%	07/15/2021	600,000	484,875
Boxer Parent Co., Inc. (Software)	(b)(d)	9.000%, 9.750% PIK	10/15/2019	775,000	550,250
Ensemble S Merger Sub, Inc. (Software)	(b)	9.000%	09/30/2023	675,000	653,063
Infor Software Parent LLC / Infor Software Parent, Inc. (Software)	(b)(d)	7.125%, 7.875% PIK	05/01/2021	1,725,000	1,518,000
Infor U.S., Inc. (Software)	(b)	6.500%	05/15/2022	775,000	711,063
Infor U.S., Inc. (Software)	(b)	5.750%	08/15/2020	75,000	74,578
Italics Merger Sub, Inc. (Software)	(b)	7.125%	07/15/2023	725,000	692,375
Nuance Communications, Inc. (Software)	(b)	5.375%	08/15/2020	900,000	897,750
Open Text Corp. (Software)	(b)	5.625%	01/15/2023	200,000	198,375
SS&C Technologies Holdings, Inc. (Software)	(b)	5.875%	07/15/2023	400,000	407,000
NCR Corp. (Tech. Hardware, Storage & Periph.)		5.000%	07/15/2022	450,000	426,375
NCR Corp. (Tech. Hardware, Storage & Periph.)		4.625%	02/15/2021	475,000	454,813
NCR Corp. (Tech. Hardware, Storage & Periph.)		6.375%	12/15/2023	225,000	220,500
					22,965,098
MATERIALS - 9.7%
Ashland, Inc. (Chemicals)		4.750%	08/15/2022	600,000	558,750
U.S. Coatings Acquisition, Inc. / Flash Dutch 2 BV (Chemicals)	(b)	7.375%	05/01/2021	400,000	421,500
Axiall Corp. (Chemicals)		4.875%	05/15/2023	100,000	84,000
Celanese U.S. Holdings LLC (Chemicals)		4.625%	11/15/2022	325,000	306,313
Eco Services Operations LLC / Eco Finance Corp. (Chemicals)	(b)	8.500%	11/01/2022	300,000	267,000
Hexion, Inc. (Chemicals)		8.875%	02/01/2018	800,000	633,840
Hexion, Inc. (Chemicals)		6.625%	04/15/2020	425,000	361,250
Huntsman International LLC (Chemicals)		4.875%	11/15/2020	250,000	217,225
Huntsman International LLC (Chemicals)	(b)	5.125%	11/15/2022	200,000	171,500
Platform Specialty Products Corp. (Chemicals)	(b)	6.500%	02/01/2022	750,000	645,000
W.R. Grace & Co. (Chemicals)	(b)	5.625%	10/01/2024	200,000	196,000
W.R. Grace & Co. (Chemicals)	(b)	5.125%	10/01/2021	150,000	148,125
Ardagh Packaging Finance PLC (Containers & Packaging)	(b)	9.125%	10/15/2020	675,000	703,688
Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	9.125%	10/15/2020	425,000	443,063
Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	7.000%	11/15/2020	48,529	48,529
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	6.750%	01/31/2021	200,000	200,500
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)(e)	QL + 300	12/15/2019	200,000	192,500
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	6.000%	06/30/2021	200,000	191,000
Ball Corp. (Containers & Packaging)		4.000%	11/15/2023	875,000	822,500
Ball Corp. (Containers & Packaging)		5.250%	07/01/2025	325,000	320,327
Berry Plastics Corp. (Containers & Packaging)		5.500%	05/15/2022	1,425,000	1,382,250
Berry Plastics Corp. (Containers & Packaging)	(b)	6.000%	10/15/2022	75,000	75,188
Berry Plastics Corp. (Containers & Packaging)		5.125%	07/15/2023	250,000	236,250
BWAY Holding Co. (Containers & Packaging)	(b)	9.125%	08/15/2021	1,150,000	1,109,750
Crown Americas LLC / Crown Americas Capital Corp. IV (Containers & Packaging)		4.500%	01/15/2023	725,000	712,313
Graphic Packaging International, Inc. (Containers & Packaging)		4.875%	11/15/2022	350,000	349,125
Mustang Merger Corp. (Commercial Svs. & Supplies)	(b)	8.500%	08/15/2021	775,000	804,063
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	5.000%	01/15/2022	100,000	95,000
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	5.375%	01/15/2025	325,000	312,000
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	6.375%	08/15/2025	250,000	252,500
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	5.875%	08/15/2023	225,000	226,828
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	213,188
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		8.250%	02/15/2021	650,000	648,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		5.750%	10/15/2020	1,025,000	1,035,250
Sealed Air Corp. (Containers & Packaging)	(b)	6.500%	12/01/2020	125,000	136,875
Sealed Air Corp. (Containers & Packaging)	(b)	5.250%	04/01/2023	100,000	100,250
Sealed Air Corp. (Containers & Packaging)	(b)	4.875%	12/01/2022	300,000	296,625
Sealed Air Corp. (Containers & Packaging)	(b)	5.125%	12/01/2024	350,000	342,125
Sealed Air Corp. (Containers & Packaging)	(b)	5.500%	09/15/2025	400,000	406,000
Signode Industrial Group Lux SA / Signode Industrial Group U.S., Inc. (Containers & Packaging)	(b)	6.375%	05/01/2022	1,450,000	1,370,250
ArcelorMittal (Metals & Mining)		6.125%	06/01/2025	300,000	243,000
Steel Dynamics, Inc. (Metals & Mining)		5.250%	04/15/2023	125,000	114,375
Steel Dynamics, Inc. (Metals & Mining)		5.125%	10/01/2021	200,000	189,500
Steel Dynamics, Inc. (Metals & Mining)		5.500%	10/01/2024	350,000	320,906
Wise Metals Intermediate Holdings LLC / Wise Holdings Finance Corp. (Metals & Mining)	(b)(d)	9.750%, 10.500% PIK	06/15/2019	325,000	312,813
Clearwater Paper Corp. (Paper & Forest Products)		4.500%	02/01/2023	750,000	693,750
Clearwater Paper Corp. (Paper & Forest Products)	(b)	5.375%	02/01/2025	500,000	475,000
					19,386,159
TELECOMMUNICATION SERVICES - 5.3%
Level 3 Communications, Inc. (Diversified Telecom. Svs.)		5.750%	12/01/2022	475,000	466,094
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(b)	5.375%	05/01/2025	775,000	735,762
Neptune Finco Corp. (Diversified Telecom. Svs.)	(b)	10.875%	10/15/2025	750,000	757,500
Neptune Finco Corp. (Diversified Telecom. Svs.)	(b)	6.625%	10/15/2025	300,000	301,500
Neptune Finco Corp. (Diversified Telecom. Svs.)	(b)	10.125%	01/15/2023	300,000	302,625
Altice Financing SA (Wireless Telecom. Svs.)	(b)	6.625%	02/15/2023	100,000	96,000
Altice SA (Media)	(b)	7.750%	05/15/2022	975,000	887,250
Altice SA (Media)	(b)	7.625%	02/15/2025	250,000	219,063
Digicel Group Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/30/2020	1,075,000	994,375
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	1,225,000	888,125
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	7.000%	03/01/2020	350,000	350,875
Sprint Communications, Inc. (Wireless Telecom. Svs.)		6.000%	11/15/2022	875,000	658,438
Sprint Corp. (Wireless Telecom. Svs.)		7.875%	09/15/2023	675,000	546,328
Sprint Corp. (Wireless Telecom. Svs.)		7.125%	06/15/2024	275,000	211,640
Syniverse Holdings, Inc. (Wireless Telecom. Svs.)		9.125%	01/15/2019	725,000	616,250
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.625%	11/15/2020	875,000	889,219
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.731%	04/28/2022	75,000	74,813
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2024	625,000	605,859
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.125%	01/15/2022	200,000	193,000
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.625%	04/01/2023	450,000	445,500
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	03/01/2025	225,000	214,875
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.000%	03/01/2023	150,000	144,750
					10,599,841
UTILITIES - 2.4%
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.500%	05/01/2021	450,000	420,750
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	01/15/2022	500,000	465,000
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)	(b)	6.750%	06/15/2023	200,000	182,000
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		7.375%	08/01/2021	372,000	387,810
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.500%	06/01/2024	825,000	763,125
Calpine Corp. (Ind. Power Prod. & Energy Traders)	(b)	6.000%	01/15/2022	175,000	181,344
Calpine Corp. (Ind. Power & Renewable Elec.)		5.750%	01/15/2025	1,275,000	1,192,125
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.250%	05/01/2024	725,000	639,813
TerraForm Power Operating, LLC (Ind. Power & Renewable Elec.)	(b)	5.875%	02/01/2023	375,000	330,938
TerraForm Power Operating, LLC (Ind. Power & Renewable Elec.)	(b)	6.125%	06/15/2025	150,000	129,750
FPL Energy National Wind Portfolio LLC (Acquired 05/27/2009, Cost $11,874)(Multi-Utilities)	(b)(f)	6.125%	03/25/2019	12,934	12,934
					4,705,589
Total Corporate Bonds (Cost $206,900,765)					$193,701,824

Common Stocks - 0.0%				Shares	Value
ENERGY - 0.0%
Lone Pine Resources Canada Ltd. (Acquired 07/10/2012, Cost $48,614)(Oil, Gas & Consumable Fuels)	(a)(c)(f)			6,236	$7,234
Total Common Stocks (Cost $48,614)					$7,234

Money Market Funds - 6.5%				Shares	Value
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				12,862,000	$12,862,000
Total Money Market Funds (Cost $12,862,000)					$12,862,000

Total Investments - 103.9% (Cost $219,811,379)	(g)				$206,571,058
Liabilities in Excess of Other Assets - (3.9)%					(7,830,885)
Net Assets - 100.0%					$198,740,173

Percentages are stated as a percent of net assets.

Abbreviations:

PIK: Payment-in-kind

QL: Quarterly U.S. LIBOR Rate, 0.325% on 9/30/2015

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2015, the value of these securities totaled $99,944,617, or 50.3% of the Portfolio's net assets. Unless also noted with (f), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) A market quotation for this investment was not readily available at September 30, 2015. As discussed in Note 2 of the Notes to Schedules of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under supervision of the Board. This security represents $7,234 or 0.0% of the Portfolio's net assets.

(d) Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-kind).

(e) Security is a variable rate instrument in which the coupon rate is adjusted quarterly in concert with U.S. LIBOR.

(f) Represents a security deemed to be illiquid. At September 30, 2015, the value of illiquid securities in the Portfolio totaled $1,524,168, or 0.8% of the Portfolio's net assets.

(g) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ClearBridge Small Cap Portfolio (formerly the Capital Growth Portfolio)

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 71.6%		Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Gentex Corp. (Auto Components)		80,670	$1,250,385
Modine Manufacturing Co. (Auto Components)	(a)	49,550	389,958
Pool Corp. (Distributors)		12,673	916,258
2U, Inc. (Diversified Consumer Svs.)	(a)	25,350	910,065
Service Corp. International (Diversified Consumer Svs.)		55,310	1,498,901
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	28,810	818,204
Fogo de Chao, Inc. (Hotels, Restaurants & Leisure)	(a)	32,270	503,412
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	34,570	592,530
Potbelly Corp. (Hotels, Restaurants & Leisure)	(a)	69,140	761,231
Red Robin Gourmet Burgers, Inc. (Hotels, Restaurants & Leisure)	(a)	10,950	829,353
Taylor Morrison Home Corp. Class A (Household Durables)	(a)	39,330	733,898
Carmike Cinemas, Inc. (Media)	(a)	21,690	435,752
Monro Muffler Brake, Inc. (Specialty Retail)		17,290	1,167,939
Murphy U.S.A., Inc. (Specialty Retail)	(a)	18,440	1,013,278
			11,821,164
CONSUMER STAPLES - 1.6%
TreeHouse Foods, Inc. (Food Products)	(a)	18,440	1,434,448
ENERGY - 2.3%
Frank's International NV (Energy Equip. & Svs.)		57,620	883,315
U.S. Silica Holdings, Inc. (Energy Equip. & Svs.)		36,320	511,749
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	6,340	409,564
Sanchez Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	46,090	283,453
			2,088,081
FINANCIALS - 16.4%
First Interstate BancSystem, Inc. Class A (Banks)		43,790	1,219,114
Hancock Holding Co. (Banks)		30,310	819,885
LegacyTexas Financial Group, Inc. (Banks)		27,220	829,666
Talmer Bancorp, Inc. Class A (Banks)		63,380	1,055,277
Main Street Capital Corp. (Capital Markets)		34,070	908,306
Triangle Capital Corp. (Capital Markets)		33,320	549,114
PRA Group, Inc. (Consumer Finance)	(a)	18,437	975,686
Springleaf Holdings, Inc. (Consumer Finance)	(a)	34,570	1,511,400
MarketAxess Holdings, Inc. (Diversified Financial Svs.)		11,520	1,069,978
Assured Guaranty Ltd. (Insurance)		34,570	864,250
ProAssurance Corp. (Insurance)		23,670	1,161,487
American Homes 4 Rent (Real Estate Investment Trusts)		62,230	1,000,658
Potlatch Corp. (Real Estate Investment Trusts)		25,930	746,525
Rouse Properties, Inc. (Real Estate Investment Trusts)		39,180	610,424
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)		57,620	672,425
Washington Federal, Inc. (Thrifts & Mortgage Finance)		45,830	1,042,632
			15,036,827
HEALTH CARE - 8.4%
Amarin Corp. PLC - ADR (Biotechnology)	(a)	196,210	378,685
Exact Sciences Corp. (Biotechnology)	(a)	45,980	827,180
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	6,220	532,743
Cyberonics, Inc. (Health Care Equip. & Supplies)	(a)	19,010	1,155,428
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	61,080	748,841
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	14,640	473,165
Quotient Ltd. (Health Care Equip. & Supplies)	(a)	93,000	1,209,000
Brookdale Senior Living, Inc. (Health Care Providers & Svs.)	(a)	23,970	550,351
Surgical Care Affiliates, Inc. (Health Care Providers & Svs.)	(a)	31,340	1,024,505
Press Ganey Holdings, Inc. (Health Care Technology)	(a)	28,810	852,488
			7,752,386
INDUSTRIALS - 9.4%
HEICO Corp. (Aerospace & Defense)		18,440	901,347
Allegiant Travel Co. (Airlines)		4,030	871,487
Continental Building Products, Inc. (Building Products)	(a)	30,040	617,022
Copart, Inc. (Commercial Svs. & Supplies)	(a)	30,540	1,004,766
CIRCOR International, Inc. (Machinery)		12,680	508,722
Woodward, Inc. (Machinery)		21,265	865,485
Matson, Inc. (Marine)		14,400	554,256
ICF International, Inc. (Professional Svs.)	(a)	20,740	630,289
Landstar System, Inc. (Road & Rail)		16,481	1,046,049
GATX Corp. (Trading Companies & Distributors)		18,360	810,594
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)	(a)	34,570	836,594
			8,646,611
INFORMATION TECHNOLOGY - 14.9%
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	51,860	955,780
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		31,690	1,010,911
Criteo SA - ADR (Internet Software & Svs.)	(a)	16,200	608,148
DHI Group, Inc. (Internet Software & Svs.)	(a)	84,120	614,917
Q2 Holdings, Inc. (Internet Software & Svs.)	(a)	40,330	996,958
WebMD Health Corp. (Internet Software & Svs.)	(a)	23,620	941,021
CSG Systems International, Inc. (IT Svs.)		42,020	1,294,216
EVERTEC, Inc. (IT Svs.)		66,260	1,197,318
NeuStar, Inc. Class A (IT Svs.)	(a)	19,700	536,037
Applied Micro Circuits Corp. (Semiconductors & Equip.)	(a)	107,250	569,498
Power Integrations, Inc. (Semiconductors & Equip.)		13,830	583,211
Semtech Corp. (Semiconductors & Equip.)	(a)	36,820	555,982
AVG Technologies NV (Software)	(a)	44,940	977,445
ePlus, Inc. (Software)	(a)	8,990	710,839
Manhattan Associates, Inc. (Software)	(a)	14,978	933,129
Tyler Technologies, Inc. (Software)	(a)	8,070	1,204,932
			13,690,342
MATERIALS - 2.8%
Balchem Corp. (Chemicals)		18,440	1,120,599
Koppers Holdings, Inc. (Chemicals)		19,590	395,130
Steel Dynamics, Inc. (Metals & Mining)		61,370	1,054,337
			2,570,066
UTILITIES - 2.9%
PNM Resources, Inc. (Electric Utilities)		25,350	711,068
Portland General Electric Co. (Electric Utilities)		32,270	1,193,022
Dynegy, Inc. (Ind. Power & Renewable Elec.)	(a)	37,570	776,572
			2,680,662
Total Common Stocks (Cost $66,516,826)			$65,720,587

Money Market Funds - 4.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		3,918,000	$3,918,000
Total Money Market Funds (Cost $3,918,000)			$3,918,000

Total Investments - 75.9% (Cost $70,434,826)	(b)		$69,638,587
Other Assets in Excess of Liabilities - 24.1%			22,098,097
Net Assets - 100.0%			$91,736,684

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 98.1%		Shares	Value
CONSUMER DISCRETIONARY - 19.7%
Tesla Motors, Inc. (Automobiles)	(a)	3,250	$807,300
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		6,650	453,530
Starbucks Corp. (Hotels, Restaurants & Leisure)		37,150	2,111,606
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,550	135,456
Garmin Ltd. (Household Durables)		4,775	171,327
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	11,700	5,989,113
JD.com, Inc. - ADR (Internet & Catalog Retail)	(a)	20,275	528,366
Liberty Interactive Corp. QVC Group Class A (Internet & Catalog Retail)	(a)	10,800	283,284
Liberty Ventures (Internet & Catalog Retail)	(a)	3,363	135,697
Netflix, Inc. (Internet & Catalog Retail)	(a)	10,650	1,099,719
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)	1,265	1,564,628
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	3,275	206,390
Mattel, Inc. (Leisure Products)		8,475	178,483
Charter Communications, Inc. Class A (Media)	(a)	2,800	492,380
Comcast Corp. Class A (Media)		52,922	3,010,203
Comcast Corp. Class A Special (Media)		9,225	528,039
Discovery Communications, Inc. Class A (Media)	(a)	3,725	96,962
Discovery Communications, Inc. Class C (Media)	(a)	6,875	166,994
DISH Network Corp. Class A (Media)	(a)	5,625	328,162
Liberty Global PLC Class A (Media)	(a)	6,325	271,595
Liberty Global PLC Class C (Media)	(a)	15,300	627,606
Liberty Global Plc LiLAC Class A (Media)	(a)	313	10,545
Liberty Global Plc LiLAC Class C (Media)	(a)	771	26,399
Liberty Media Corp. Class A (Media)	(a)	2,550	91,086
Liberty Media Corp. Class C (Media)	(a)	5,600	192,976
Sirius XM Holdings, Inc. (Media)	(a)	133,225	498,261
Twenty-First Century Fox, Inc. Class A (Media)		30,550	824,239
Twenty-First Century Fox, Inc. Class B (Media)		19,975	540,723
Viacom, Inc. Class B (Media)		8,700	375,405
Dollar Tree, Inc. (Multiline Retail)	(a)	5,875	391,627
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	4,250	242,335
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,500	625,000
Ross Stores, Inc. (Specialty Retail)		10,300	499,241
Staples, Inc. (Specialty Retail)		16,100	188,853
Tractor Supply Co. (Specialty Retail)		3,400	286,688
			23,980,218
CONSUMER STAPLES - 7.3%
Monster Beverage Corp. (Beverages)	(a)	5,150	695,971
Costco Wholesale Corp. (Food & Staples Retailing)		11,010	1,591,716
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		27,325	2,270,707
Whole Foods Market, Inc. (Food & Staples Retailing)		8,950	283,267
Keurig Green Mountain, Inc. (Food Products)		3,850	200,739
Kraft Heinz Co. / The (Food Products)		30,350	2,142,103
Mondelez International, Inc. Class A (Food Products)		40,325	1,688,408
			8,872,911
HEALTH CARE - 13.9%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	5,650	883,603
Amgen, Inc. (Biotechnology)		18,972	2,624,207
Biogen, Inc. (Biotechnology)	(a)	5,875	1,714,384
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	4,025	423,913
Celgene Corp. (Biotechnology)	(a)	19,775	2,139,062
Gilead Sciences, Inc. (Biotechnology)		36,725	3,606,028
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,550	1,186,107
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	6,125	637,857
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	925	425,111
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	16,900	1,368,224
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,075	275,394
Cerner Corp. (Health Care Technology)	(a)	8,625	517,155
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,625	637,347
Mylan NV (Pharmaceuticals)	(a)	12,300	495,198
			16,933,590
INDUSTRIALS - 2.0%
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,550	240,619
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,725	222,311
American Airlines Group, Inc. (Airlines)		16,825	653,315
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	2,125	296,034
PACCAR, Inc. (Machinery)		8,889	463,739
Verisk Analytics, Inc. (Professional Svs.)	(a)	4,225	312,270
Fastenal Co. (Trading Companies & Distributors)		7,250	265,423
			2,453,711
INFORMATION TECHNOLOGY - 54.5%
Cisco Systems, Inc. (Communications Equip.)		127,275	3,340,969
QUALCOMM, Inc. (Communications Equip.)		39,320	2,112,664
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	4,475	309,044
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	6,925	951,564
eBay, Inc. (Internet Software & Svs.)	(a)	30,485	745,053
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	56,550	5,083,845
Google, Inc. Class A (Internet Software & Svs.)	(a)	7,250	4,628,183
Google, Inc. Class C (Internet Software & Svs.)	(a)	8,598	5,231,195
Yahoo!, Inc. (Internet Software & Svs.)	(a)	23,560	681,120
Automatic Data Processing, Inc. (IT Svs.)		11,650	936,194
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	15,250	954,803
Fiserv, Inc. (IT Svs.)	(a)	5,874	508,747
Paychex, Inc. (IT Svs.)		9,045	430,813
Altera Corp. (Semiconductors & Equip.)		7,575	379,356
Analog Devices, Inc. (Semiconductors & Equip.)		7,850	442,819
Applied Materials, Inc. (Semiconductors & Equip.)		30,050	441,435
Avago Technologies Ltd. (Semiconductors & Equip.)		6,500	812,565
Broadcom Corp. Class A (Semiconductors & Equip.)		14,000	720,020
Intel Corp. (Semiconductors & Equip.)		118,970	3,585,756
KLA-Tencor Corp. (Semiconductors & Equip.)		3,950	197,500
Lam Research Corp. (Semiconductors & Equip.)		3,950	258,054
Linear Technology Corp. (Semiconductors & Equip.)		6,005	242,302
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	27,125	406,333
NVIDIA Corp. (Semiconductors & Equip.)		13,487	332,455
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	6,300	548,541
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,775	402,103
Texas Instruments, Inc. (Semiconductors & Equip.)		25,675	1,271,426
Xilinx, Inc. (Semiconductors & Equip.)		6,480	274,752
Activision Blizzard, Inc. (Software)		18,250	563,743
Adobe Systems, Inc. (Software)	(a)	12,455	1,024,050
Autodesk, Inc. (Software)	(a)	5,650	249,391
CA, Inc. (Software)		11,050	301,665
Check Point Software Technologies Ltd. (Software)	(a)	4,520	358,572
Citrix Systems, Inc. (Software)	(a)	4,025	278,852
Electronic Arts, Inc. (Software)	(a)	7,800	528,450
Intuit, Inc. (Software)		6,905	612,819
Microsoft Corp. (Software)		200,150	8,858,639
Symantec Corp. (Software)		17,123	333,385
Apple, Inc. (Tech. Hardware, Storage & Periph.)		142,710	15,740,913
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		7,510	222,296
SanDisk Corp. (Tech. Hardware, Storage & Periph.)		5,125	278,441
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		7,550	338,240
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		5,775	458,766
			66,377,833
TELECOMMUNICATION SERVICES - 0.7%
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	3,200	335,168
VimpelCom Ltd. - ADR (Wireless Telecom. Svs.)		43,975	180,957
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		9,979	316,733
			832,858
Total Common Stocks (Cost $76,721,139)			$119,451,121

Exchange Traded Funds - 1.9%		Shares	Value
PowerShares QQQ Trust Series 1		22,575	$2,297,232
Total Exchange Traded Funds (Cost $2,457,183)			$2,297,232

Total Investments - 100.0% (Cost $79,178,322)	(b)		$121,748,353
Liabilities in Excess of Other Assets - (0.0)%			(52,717)
Net Assets - 100.0%			$121,695,636

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 99.0%		Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Delphi Automotive PLC (Auto Components)		28,671	$2,180,143
Johnson Controls, Inc. (Auto Components)		93,882	3,882,959
Jarden Corp. (Household Durables)	(a)	81,408	3,979,223
Whirlpool Corp. (Household Durables)		12,520	1,843,695
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	9,761	4,996,558
CBS Corp. Class B (Media)		93,605	3,734,839
Time Warner, Inc. (Media)		58,868	4,047,175
Walt Disney Co. / The (Media)		16,750	1,711,850
Tiffany & Co. (Specialty Retail)		24,023	1,855,056
PVH Corp. (Textiles, Apparel & Luxury Goods)		39,114	3,987,281
			32,218,779
CONSUMER STAPLES - 6.3%
Coca-Cola Co. / The (Beverages)		52,700	2,114,324
Molson Coors Brewing Co. Class B (Beverages)		31,270	2,596,035
Mondelez International, Inc. Class A (Food Products)		102,505	4,291,884
Tyson Foods, Inc. Class A (Food Products)		103,802	4,473,866
			13,476,109
ENERGY - 4.6%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		34,708	2,096,016
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		45,461	3,309,561
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	135,453	4,456,404
			9,861,981
FINANCIALS - 15.2%
Bank of America Corp. (Banks)		341,073	5,313,917
Citigroup, Inc. (Banks)		107,032	5,309,857
JPMorgan Chase & Co. (Banks)		75,361	4,594,760
Capital One Financial Corp. (Consumer Finance)		59,627	4,324,150
Hartford Financial Services Group, Inc. / The (Insurance)		95,597	4,376,431
MetLife, Inc. (Insurance)		92,773	4,374,247
Prudential Financial, Inc. (Insurance)		56,604	4,313,791
			32,607,153
HEALTH CARE - 18.6%
Biogen, Inc. (Biotechnology)	(a)	7,582	2,212,503
Celgene Corp. (Biotechnology)	(a)	19,823	2,144,254
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		63,551	4,009,433
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		43,129	4,051,107
Aetna, Inc. (Health Care Providers & Svs.)		37,777	4,133,182
Cardinal Health, Inc. (Health Care Providers & Svs.)		27,626	2,122,229
Cigna Corp. (Health Care Providers & Svs.)		30,756	4,152,675
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	49,515	3,830,480
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		43,385	5,305,118
Allergan PLC (Pharmaceuticals)	(a)	14,703	3,996,422
Mylan NV (Pharmaceuticals)	(a)	90,580	3,646,751
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	1,005	179,272
			39,783,426
INDUSTRIALS - 8.9%
Honeywell International, Inc. (Aerospace & Defense)		44,995	4,260,577
Raytheon Co. (Aerospace & Defense)		36,131	3,947,673
FedEx Corp. (Air Freight & Logistics)		29,771	4,286,429
Stanley Black & Decker, Inc. (Machinery)		23,000	2,230,540
Xylem, Inc. (Machinery)		135,554	4,452,949
			19,178,168
INFORMATION TECHNOLOGY - 29.3%
Cisco Systems, Inc. (Communications Equip.)		157,502	4,134,428
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)	54,083	3,189,275
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	46,315	4,163,719
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,489	2,227,273
Google, Inc. Class C (Internet Software & Svs.)	(a)	5,761	3,505,108
MasterCard, Inc. Class A (IT Svs.)		47,915	4,318,100
Avago Technologies Ltd. (Semiconductors & Equip.)		38,301	4,788,008
Intel Corp. (Semiconductors & Equip.)		145,825	4,395,166
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	45,854	3,992,508
Adobe Systems, Inc. (Software)	(a)	65,010	5,345,122
Microsoft Corp. (Software)		132,676	5,872,240
Oracle Corp. (Software)		121,191	4,377,419
Apple, Inc. (Tech. Hardware, Storage & Periph.)		65,730	7,250,019
Hewlett-Packard Co. (Tech. Hardware, Storage & Periph.)		201,627	5,163,667
			62,722,052
TELECOMMUNICATION SERVICES - 1.1%
AT&T, Inc. (Diversified Telecom. Svs.)		70,459	2,295,554
Total Common Stocks (Cost $222,068,345)			$212,143,222

Money Market Funds - 0.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		665,000	$665,000
Total Money Market Funds (Cost $665,000)			$665,000

Total Investments - 99.3% (Cost $222,733,345)	(b)		$212,808,222
Other Assets in Excess of Liabilities - 0.7%			1,489,059
Net Assets - 100.0%			$214,297,281

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 92.5%		Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Gentherm, Inc. (Auto Components)	(a)	67,794	$3,045,306
Motorcar Parts of America, Inc. (Auto Components)	(a)	83,271	2,609,713
Buffalo Wild Wings, Inc. (Hotels, Restaurants & Leisure)	(a)	5,561	1,075,664
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)		115,069	2,469,381
1-800-Flowers.com, Inc. Class A (Internet & Catalog Retail)	(a)	286,667	2,608,670
Callaway Golf Co. (Leisure Products)		327,554	2,735,076
Performance Sports Group Ltd. (Leisure Products)	(a)	223,000	2,992,660
Build-A-Bear Workshop, Inc. (Specialty Retail)	(a)	108,649	2,052,380
Finish Line, Inc. / The Class A (Specialty Retail)		87,100	1,681,030
			21,269,880
CONSUMER STAPLES - 2.9%
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	10,245	2,157,699
J&J Snack Foods Corp. (Food Products)		21,888	2,487,790
			4,645,489
ENERGY - 2.1%
GasLog Ltd. (Oil, Gas & Consumable Fuels)		190,448	1,832,110
Parsley Energy, Inc. Class A (Oil, Gas & Consumable Fuels)	(a)	105,256	1,586,208
			3,418,318
FINANCIALS - 4.6%
Bank of the Ozarks, Inc. (Banks)		57,271	2,506,179
Eagle Bancorp, Inc. (Banks)	(a)	53,611	2,439,300
Renasant Corp. (Banks)		73,916	2,428,141
			7,373,620
HEALTH CARE - 22.8%
Anacor Pharmaceuticals, Inc. (Biotechnology)	(a)	19,426	2,286,634
Arbutus Biopharma Corp. (Biotechnology)	(a)	233,094	1,419,542
Celldex Therapeutics, Inc. (Biotechnology)	(a)	126,309	1,331,297
Cepheid (Biotechnology)	(a)	62,088	2,806,378
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	28,241	2,418,842
MacroGenics, Inc. (Biotechnology)	(a)	72,388	1,550,551
Organovo Holdings, Inc. (Biotechnology)	(a)	149,352	400,263
OvaScience, Inc. (Biotechnology)	(a)	103,032	874,742
Sangamo BioSciences, Inc. (Biotechnology)	(a)	250,885	1,414,991
TESARO, Inc. (Biotechnology)	(a)	47,098	1,888,630
Alliqua BioMedical, Inc. (Health Care Equip. & Supplies)	(a)	684,593	2,170,160
AngioDynamics, Inc. (Health Care Equip. & Supplies)	(a)	187,756	2,476,502
Wright Medical Group, Inc. (Health Care Equip. & Supplies)	(a)	100,699	2,116,693
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	45,328	2,449,072
Cambrex Corp. (Life Sciences Tools & Svs.)	(a)	57,100	2,265,728
Alimera Sciences, Inc. (Pharmaceuticals)	(a)	530,659	1,172,756
IGI Laboratories, Inc. (Pharmaceuticals)	(a)	361,672	2,365,335
Phibro Animal Health Corp. Class A (Pharmaceuticals)		86,943	2,750,007
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	54,952	2,481,632
			36,639,755
INDUSTRIALS - 13.5%
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	(a)	112,855	1,825,994
Astronics Corp. (Aerospace & Defense)	(a)	49,700	2,009,371
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	64,697	2,355,618
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	85,757	2,043,589
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		82,553	2,782,036
Mobile Mini, Inc. (Commercial Svs. & Supplies)		71,094	2,188,984
Power Solutions International, Inc. (Electrical Equip.)	(a)	64,962	1,475,287
PowerSecure International, Inc. (Electrical Equip.)	(a)	184,800	2,128,896
Actuant Corp. Class A (Machinery)		122,565	2,253,970
Mueller Water Products, Inc. Class A (Machinery)		346,457	2,653,861
			21,717,606
INFORMATION TECHNOLOGY - 30.5%
Infinera Corp. (Communications Equip.)	(a)	97,800	1,912,968
Ubiquiti Networks, Inc. (Communications Equip.)		38,580	1,307,476
Perceptron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	254,601	1,932,422
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	75,700	2,498,100
Cvent, Inc. (Internet Software & Svs.)	(a)	84,237	2,835,417
Demandware, Inc. (Internet Software & Svs.)	(a)	47,606	2,460,278
Textura Corp. (Internet Software & Svs.)	(a)	114,432	2,956,923
Euronet Worldwide, Inc. (IT Svs.)	(a)	34,828	2,580,407
Cavium, Inc. (Semiconductors & Equip.)	(a)	34,000	2,086,580
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	161,881	3,286,184
Microsemi Corp. (Semiconductors & Equip.)	(a)	96,901	3,180,291
Power Integrations, Inc. (Semiconductors & Equip.)		74,377	3,136,478
CommVault Systems, Inc. (Software)	(a)	73,149	2,484,140
Guidewire Software, Inc. (Software)	(a)	39,800	2,092,684
Imperva, Inc. (Software)	(a)	36,323	2,378,430
Qlik Technologies, Inc. (Software)	(a)	55,117	2,009,015
Telenav, Inc. (Software)	(a)	312,321	2,439,227
Electronics For Imaging, Inc. (Tech. Hardware, Storage & Periph.)	(a)	68,221	2,952,605
Immersion Corp. (Tech. Hardware, Storage & Periph.)	(a)	242,100	2,718,783
Quantum Corp. (Tech. Hardware, Storage & Periph.)	(a)	2,412,012	1,681,896
			48,930,304
MATERIALS - 2.9%
Ferro Corp. (Chemicals)	(a)	187,773	2,056,114
PolyOne Corp. (Chemicals)		87,037	2,553,666
			4,609,780
Total Common Stocks (Cost $174,631,368)			$148,604,752

Money Market Funds - 1.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,495,000	$2,495,000
Total Money Market Funds (Cost $2,495,000)			$2,495,000

Total Investments - 94.1% (Cost $177,126,368)	(b)		$151,099,752
Other Assets in Excess of Liabilities - 5.9%			9,555,651
Net Assets - 100.0%			$160,655,403

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 56.7%				Shares	Value
CONSUMER DISCRETIONARY - 6.9%
BorgWarner, Inc. (Auto Components)				112,146	$4,664,152
Delphi Automotive PLC (Auto Components)				58,524	4,450,165
Gentherm, Inc. (Auto Components)	(a)			50,000	2,246,000
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)				60,000	5,345,400
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)				50,000	3,595,000
Jarden Corp. (Household Durables)	(a)			62,197	3,040,189
Whirlpool Corp. (Household Durables)				10,000	1,472,600
CBS Corp. Class B (Media)				149,704	5,973,190
Comcast Corp. Class A (Media)				34,044	1,936,423
Walt Disney Co. / The (Media)				20,280	2,072,616
Advance Auto Parts, Inc. (Specialty Retail)				60,000	11,371,800
Home Depot, Inc. / The (Specialty Retail)				40,000	4,619,600
Lowe's Cos., Inc. (Specialty Retail)				85,000	5,858,200
					56,645,335
CONSUMER STAPLES - 2.0%
CVS Health Corp. (Food & Staples Retailing)				80,000	7,718,400
Tyson Foods, Inc. Class A (Food Products)				200,000	8,620,000
					16,338,400
ENERGY - 1.8%
Schlumberger Ltd. (Energy Equip. & Svs.)				45,000	3,103,650
EQT Corp. (Oil, Gas & Consumable Fuels)				45,010	2,915,298
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)				40,000	1,853,200
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)				155,000	4,071,850
Valero Energy Corp. (Oil, Gas & Consumable Fuels)				47,500	2,854,750
					14,798,748
FINANCIALS - 14.5%
Bank of America Corp. (Banks)				540,000	8,413,200
Fifth Third Bancorp (Banks)				150,000	2,836,500
JPMorgan Chase & Co. (Banks)				70,000	4,267,900
Signature Bank (Banks)	(a)			63,270	8,703,421
SVB Financial Group (Banks)	(a)			65,000	7,510,100
Wells Fargo & Co. (Banks)				79,000	4,056,650
Invesco Ltd. (Capital Markets)				202,900	6,336,567
Janus Capital Group, Inc. (Capital Markets)				250,000	3,400,000
Waddell & Reed Financial, Inc. Class A (Capital Markets)				92,000	3,198,840
Ally Financial, Inc. (Consumer Finance)	(a)			200,000	4,076,000
Discover Financial Services (Consumer Finance)				237,080	12,325,789
Encore Capital Group, Inc. (Consumer Finance)	(a)			235,370	8,708,690
American International Group, Inc. (Insurance)				70,000	3,977,400
Arthur J. Gallagher & Co. (Insurance)				85,670	3,536,458
Lincoln National Corp. (Insurance)				75,000	3,559,500
Sun Life Financial, Inc. (Insurance)				122,725	3,959,109
XL Group PLC (Insurance)				200,000	7,264,000
Winthrop Realty Trust (Real Estate Investment Trusts)				29,275	420,389
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)			355,000	11,360,000
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)				74,029	10,643,149
					118,553,662
HEALTH CARE - 7.0%
AbbVie, Inc. (Biotechnology)				100,000	5,441,000
Biogen, Inc. (Biotechnology)	(a)			23,000	6,711,630
Gilead Sciences, Inc. (Biotechnology)				55,530	5,452,491
AmerisourceBergen Corp. (Health Care Providers & Svs.)				25,000	2,374,750
Cardinal Health, Inc. (Health Care Providers & Svs.)				25,000	1,920,500
Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)			40,000	1,710,800
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)			50,000	3,868,000
McKesson Corp. (Health Care Providers & Svs.)				45,000	8,326,350
Allergan plc (Pharmaceuticals)	(a)			28,700	7,800,947
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)			45,000	5,976,450
Johnson & Johnson (Pharmaceuticals)				85,000	7,934,750
					57,517,668
INDUSTRIALS - 7.3%
Curtiss-Wright Corp. (Aerospace & Defense)				89,563	5,590,522
General Dynamics Corp. (Aerospace & Defense)				50,000	6,897,500
Honeywell International, Inc. (Aerospace & Defense)				40,000	3,787,600
FedEx Corp. (Air Freight & Logistics)				25,000	3,599,500
Delta Air Lines, Inc. (Airlines)				385,000	17,274,950
Southwest Airlines Co. (Airlines)				60,000	2,282,400
United Continental Holdings, Inc. (Airlines)	(a)			40,000	2,122,000
Old Dominion Freight Line, Inc. (Road & Rail)	(a)			40,000	2,440,000
Ryder System, Inc. (Road & Rail)				45,000	3,331,800
Union Pacific Corp. (Road & Rail)				138,160	12,214,726
					59,540,998
INFORMATION TECHNOLOGY - 10.1%
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)			77,172	5,862,757
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)				50,000	2,994,500
Facebook, Inc. Class A (Internet Software & Svs.)	(a)			150,000	13,485,000
Google, Inc. Class A (Internet Software & Svs.)	(a)			6,000	3,830,220
Google, Inc. Class C (Internet Software & Svs.)	(a)			7,776	4,731,074
Accenture PLC Class A (IT Svs.)				45,786	4,498,932
Alliance Data Systems Corp. (IT Svs.)	(a)			15,000	3,884,700
DST Systems, Inc. (IT Svs.)				30,000	3,154,200
MasterCard, Inc. Class A (IT Svs.)				96,600	8,705,592
Visa, Inc. (IT Svs.)				131,400	9,153,324
Applied Materials, Inc. (Semiconductors & Equip.)				570,000	8,373,300
Avago Technologies Ltd. (Semiconductors & Equip.)				25,000	3,125,250
Synaptics, Inc. (Semiconductors & Equip.)	(a)			27,000	2,226,420
Apple, Inc. (Tech. Hardware, Storage & Periph.)				78,910	8,703,773
					82,729,042
MATERIALS - 2.9%
Ashland, Inc. (Chemicals)				100,000	10,062,000
Methanex Corp. (Chemicals)				65,183	2,161,468
Monsanto Co. (Chemicals)				20,000	1,706,800
Eagle Materials, Inc. (Construction Materials)				105,000	7,184,100
Martin Marietta Materials, Inc. (Construction Materials)				15,000	2,279,250
					23,393,618
UTILITIES - 4.2%
ALLETE, Inc. (Electric Utilities)				90,000	4,544,100
ITC Holdings Corp. (Electric Utilities)				130,164	4,339,668
OGE Energy Corp. (Electric Utilities)				125,190	3,425,198
Atmos Energy Corp. (Gas Utilities)				119,495	6,952,219
Ameren Corp. (Multi-Utilities)				100,000	4,227,000
CMS Energy Corp. (Multi-Utilities)				256,300	9,052,516
Sempra Energy (Multi-Utilities)				20,000	1,934,400
					34,475,101
Total Common Stocks (Cost $474,302,070)					$463,992,572

Corporate Bonds - 18.9%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 0.9%
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	(g)	7.050%	10/15/2037	$3,500,000	$4,184,460
International Game Technology (Hotels, Restaurants & Leisure)		5.350%	10/15/2023	2,000,000	1,830,000
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		7.500%	04/15/2021	1,360,000	1,417,800
					7,432,260
CONSUMER STAPLES - 1.8%
Kraft Heinz Foods Co. (Food Products)	(b)	4.875%	02/15/2025	4,174,000	4,455,419
Altria Group, Inc. (Tobacco)	(g)	9.250%	08/06/2019	7,967,000	9,929,870
					14,385,289
ENERGY - 1.8%
Alliance Pipeline LP / United States (Oil, Gas & Consumable Fuels)	(b)	7.877%	12/31/2025	2,000,000	2,412,038
BG Energy Capital PLC (Oil, Gas & Consumable Fuels)	(b)	4.000%	10/15/2021	3,090,000	3,281,997
Bill Barrett Corp. (Oil, Gas & Consumable Fuels)		7.000%	10/15/2022	1,400,000	910,000
Encana Corp. (Oil, Gas & Consumable Fuels)		6.500%	02/01/2038	1,000,000	886,386
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		5.875%	06/01/2024	1,350,000	1,343,250
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		5.875%	06/01/2022	4,000,000	3,992,456
Range Resources Corp. (Oil, Gas & Consumable Fuels)		5.000%	08/15/2022	2,525,000	2,234,625
					15,060,752
FINANCIALS - 4.7%
City National Corp. (Banks)		5.250%	09/15/2020	1,500,000	1,702,537
E*TRADE Financial Corp. (Capital Markets)		5.375%	11/15/2022	3,040,000	3,222,400
GFI Group, Inc. (Capital Markets)	(g)	8.625%	07/19/2018	4,600,000	4,968,000
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	5,800,000	6,140,750
Ally Financial, Inc. (Consumer Finance)		8.000%	03/15/2020	4,400,000	5,060,000
Alleghany Corp. (Insurance)		5.625%	09/15/2020	1,000,000	1,122,368
MBIA, Inc. (Insurance)		6.625%	10/01/2028	2,810,000	2,746,775
Old Republic International Corp. (Insurance)		4.875%	10/01/2024	5,000,000	5,243,545
ProAssurance Corp. (Insurance)		5.300%	11/15/2023	5,063,000	5,455,443
Prudential Financial, Inc. (Insurance)	(d)	8.875%	6/15/2068	2,610,000	2,995,628
					38,657,446
HEALTH CARE - 4.7%
HCA, Inc. (Health Care Providers & Svs.)		5.250%	04/15/2025	3,800,000	3,876,000
Highmark, Inc. (Health Care Providers & Svs.)	(b)	4.750%	05/15/2021	3,500,000	3,631,579
Highmark, Inc. (Health Care Providers & Svs.)	(b)	6.125%	05/15/2041	2,100,000	2,124,929
inVentiv Health, Inc. (Health Care Providers & Svs.)	(b)	9.000%	01/15/2018	3,405,000	3,515,663
Omnicare, Inc. (Health Care Providers & Svs.)		4.750%	12/01/2022	10,726,000	11,584,080
Prospect Medical Holdings, Inc. (Health Care Providers & Svs.)	(b)	8.375%	05/01/2019	5,035,000	5,261,575
Hospira, Inc. (Pharmaceuticals)		5.800%	08/12/2023	7,490,000	8,677,532
					38,671,358
INDUSTRIALS - 1.1%
Air Canada (Airlines)	(b)	8.750%	04/01/2020	3,460,000	3,775,725
Ingersoll-Rand Co. (Machinery)		6.391%	11/15/2027	2,215,000	2,682,808
Ingersoll-Rand Co. (Machinery)		6.443%	11/15/2027	1,800,000	2,169,889
					8,628,422
INFORMATION TECHNOLOGY - 2.8%
Corning, Inc. (Electronic Equip., Instr. & Comp.)		7.250%	08/15/2036	2,180,000	2,670,899
EarthLink Holdings Corp. (Internet Software & Svs.)		7.375%	06/01/2020	2,400,000	2,466,000
First Data Corp. (IT Svs.)		12.625%	01/15/2021	5,984,000	6,799,320
%First Data Corp. (IT Svs.)		11.250%	01/15/2021	750,000	819,375
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc. (IT Svs.)%		5.750%	04/15/2023	9,188,000	9,727,795
					22,483,389
MATERIALS - 0.2%
Vulcan Materials Co. (Construction Materials)		4.500%	04/01/2025	1,250,000	1,225,000

TELECOMMUNICATION SERVICES - 0.7%
Cincinnati Bell, Inc. (Diversified Telecom. Svs.)		8.375%	10/15/2020	3,950,000	3,979,625
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		7.000%	06/01/2020	2,000,000	2,070,000
					6,049,625
UTILITIES - 0.2%
Tenaska Georgia Partners LP (Electric Utilities)		9.500%	02/01/2030	1,297,462	1,624,974
Total Corporate Bonds (Cost $157,072,578)					$154,218,515

Preferred Stocks - 2.6%			Rate	Quantity	Value
FINANCIALS - 2.6%
Charles Schwab Corp. Series A / The (Capital Markets)	(e)		7.000%	4,000,000	$4,620,000
General Electric Capital Corp. (Diversified Financial Svs.)	(e)		7.125%	6,000,000	6,930,000
Digital Realty Trust, Inc. (Real Estate Investment Trusts)			7.000%	74,659	1,904,551
Equity Commonwealth (Real Estate Investment Trusts)			7.250%	157,926	4,023,954
Gramercy Property Trust, Inc. (Acquired 08/26/2014 through 09/24/2015, Cost $3,785,947)(Real Estate Investment Trusts)	(h)		7.125%	147,982	3,773,541
Total Preferred Stocks (Cost $21,360,921)					$21,252,046

Trust Preferred Securities - 4.4%			Rate	Quantity	Value
FINANCIALS - 3.8%
PNC Preferred Funding Trust II (Banks)	(b)(e)		QL + 122	4,000,000	$3,695,000
RBS Capital Funding Trust V (Banks)			5.900%	225,928	5,505,865
USB Capital IX (Banks)	(e)		QL + 102, 3.500% Floor	1,500,000	1,220,625
USB Realty Corp. (Banks)	(b)(e)		QL + 115	5,000,000	4,537,500
NTC Capital I (Capital Markets)	(e)		QL + 52	3,300,000	2,871,000
State Street Capital Trust I (Capital Markets)	(e)		QL + 56	5,123,000	4,457,010
GMAC Capital Trust I (Consumer Finance)	(e)		8.125%	251,639	6,424,344
ILFC E-Capital Trust II (Diversified Financial Svs.)	(b)(f)		6.250%	2,900,000	2,682,500
					31,393,844
UTILITIES - 0.6%
PECO Energy Capital Trust IV (Electric Utilities)			5.750%	5,000,000	4,737,885
Total Trust Preferred Securities (Cost $37,047,853)					$36,131,729

Master Limited Partnerships - 0.3%				Shares	Value
ENERGY - 0.3%
Plains All American Pipeline LP (Oil, Gas & Consumable Fuels)				70,000	$2,126,600
Total Master Limited Partnerships (Cost $2,272,298)					$2,126,600

Asset-Backed / Mortgage-Backed Securities - 2.2%		Rate	Maturity	Face Amount	Value
FINANCIALS - 2.2%
Citigroup Mortgage Loan Trust 2013-J1 Class B2 (Acquired 05/21/2015, Cost $1,980,680)	(b)(h)	3.557%	10/25/2043	$1,985,645	$1,979,491
Fannie Mae Trust 2003-W2 Class 1A4		3.025%	7/25/2042	1,606,781	1,639,540
MASTR Seasoned Securitization Trust 2005-1 Class 1A1		6.545%	9/25/2032	2,188,942	2,384,951
Sequoia Mortgage Trust 2013-1 Class B2 (Acquired 04/15/2015, Cost $4,870,126)	(h)	3.638%	2/25/2043	4,826,562	4,645,412
Sequoia Mortgage Trust 2013-10 Class B2 (Acquired 02/17/2015, Cost $4,280,349)	(b)(h)	3.585%	8/25/2043	4,390,101	4,130,936
Sequoia Mortgage Trust 2014-4 Class B2 (Acquired 03/11/2015, Cost $3,484,990)	(b)(h)	3.901%	11/25/2044	3,502,503	3,476,756
Total Asset-Backed / Mortgage-Backed Securities (Cost $18,698,845)					$18,257,086

U.S. Treasury Obligations - 4.9%		Rate	Maturity	Face Amount	Value
U.S. Treasury Inflation Indexed Bonds		0.125%	4/15/2019	$10,185,000	$10,153,172
U.S. Treasury Note		1.000%	9/15/2017	20,000,000	20,142,440
U.S. Treasury Note		1.875%	5/31/2022	10,000,000	10,095,310
Total U.S. Treasury Obligations (Cost $40,048,377)					$40,390,922

Closed-End Mutual Funds - 5.0%				Shares	Value
Advent/Claymore Enhanced Growth & Income Fund				145,318	$1,191,608
AllianceBernstein Income Fund, Inc.				959,664	7,542,959
BlackRock Enhanced Government Fund, Inc.				242,448	3,340,933
Delaware Investments Dividend & Income Fund, Inc.				149,958	1,255,149
Deutsche Global High Income Fund, Inc.				178,637	1,350,317
Diversified Real Asset Income Fund				95,562	1,536,637
Federated Enhanced Treasury Income Fund				249,001	3,366,494
First Trust Mortgage Income Fund				95,814	1,378,763
Firsthand Technology Value Fund, Inc.				70,965	603,912
Fort Dearborn Income Securities, Inc.				183,828	2,591,975
LMP Real Estate Income Fund, Inc.				238,812	2,932,611
Montgomery Street Income Securities, Inc.				145,436	2,529,132
Nuveen Mortgage Opportunity Term Fund				144,790	3,243,296
Transamerica Income Shares, Inc.				185,049	4,008,161
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund				92,202	958,901
Western Asset/Claymore Inflation-Linked Securities & Income Fund				262,644	2,770,894
Total Closed-End Mutual Funds (Cost $42,710,237)					$40,601,742

Exchange Traded Funds - 3.6%				Shares	Value
iShares Core S&P Small-Cap ETF				39,575	$4,217,508
iShares Europe ETF				295,000	11,741,000
SPDR S&P 500 ETF Trust				20,812	3,988,203
WisdomTree Europe Hedged Equity Fund				175,000	9,563,750
Total Exchange Traded Funds (Cost $32,365,987)					$29,510,461

Purchased Options - 0.3%		Expiration	Exercise Price	Contracts (c)	Value
S&P 500 Index Put Option		October 2015	$1,850.00	500	$750,000
S&P 500 Index Put Option		November 2015	$1,800.00	500	1,325,000
Total Purchased Options (Cost $2,724,649)					$2,075,000

Money Market Funds - 6.8%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				55,526,000	$55,526,000
Total Money Market Funds (Cost $55,526,000)					$55,526,000

Total Investments - 105.7% (Cost $884,129,815)	(i)				$864,082,673
Liabilities in Excess of Other Assets - (5.7)%					(46,511,194)
Net Assets - 100.0%					$817,571,479

Percentages are stated as a percent of net assets.

Abbreviations:

QL: Quarterly U.S. LIBOR Rate, 0.325% on 9/30/2015

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2015, the value of these securities totaled $55,101,858, or 6.7% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) 100 shares per contract.

(d) Security is a variable rate instrument in which the coupon rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at September 30, 2015.

(e) Security is a variable rate preferred stock or trust preferred security in which the dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Dividend rates stated are those in effect at September 30, 2015.

(f) Security is a variable rate trust preferred security in which the dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR, 10 Year Constant Maturity Treasury Rate, or 30 Year Constant Maturity Treasury Rate up to a maximum of 14.5%. Dividend rates stated are those in effect at September 30, 2015.

(g) Represents bonds that are credit sensitive. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.

(h) Represents a security deemed to be illiquid. At September 30, 2015, the value of illiquid securities in the Portfolio totaled $18,006,136, or 2.2% of the Portfolio's net assets.

(i) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 98.8%		Shares	Value
CONSUMER DISCRETIONARY - 18.5%
American Axle & Manufacturing Holdings, Inc. (Auto Components)	(a)	3,618	$72,143
Delphi Automotive PLC (Auto Components)		6,269	476,695
Gentherm, Inc. (Auto Components)	(a)	6,827	306,669
Magna International, Inc. (Auto Components)		8,752	420,184
Tata Motors Ltd. - ADR (Automobiles)	(a)	11,377	255,982
Core-Mark Holding Co., Inc. (Distributors)		4,413	288,831
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	4,927	212,009
Brinker International, Inc. (Hotels, Restaurants & Leisure)		1,396	73,527
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		1,713	116,827
Popeye's Louisiana Kitchen, Inc. (Hotels, Restaurants & Leisure)	(a)	4,462	251,478
Universal Electronics, Inc. (Household Durables)	(a)	2,995	125,880
Cablevision Systems Corp. Class A (Media)		4,571	148,420
Walt Disney Co. / The (Media)		17,346	1,772,761
Dillard's, Inc. Class A (Multiline Retail)		792	69,213
Dollar Tree, Inc. (Multiline Retail)	(a)	1,824	121,588
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	2,792	159,200
Caleres, Inc. (Specialty Retail)		2,548	77,790
Cato Corp. / The Class A (Specialty Retail)		4,971	169,163
Home Depot, Inc. / The (Specialty Retail)		23,664	2,732,955
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	908	227,000
Outerwall, Inc. (Specialty Retail)		1,099	62,566
Ross Stores, Inc. (Specialty Retail)		3,714	180,018
Zumiez, Inc. (Specialty Retail)	(a)	5,546	86,684
			8,407,583
CONSUMER STAPLES - 6.4%
Brown-Forman Corp. Class B (Beverages)		956	92,636
Dr Pepper Snapple Group, Inc. (Beverages)		1,453	114,860
Monster Beverage Corp. (Beverages)	(a)	1,513	204,467
Kroger Co. / The (Food & Staples Retailing)		20,632	744,196
Keurig Green Mountain, Inc. (Food Products)		1,474	76,854
Sanderson Farms, Inc. (Food Products)		945	64,799
USANA Health Sciences, Inc. (Personal Products)	(a)	2,354	315,507
Altria Group, Inc. (Tobacco)		14,841	807,350
Imperial Tobacco Group PLC - ADR (Tobacco)		4,668	483,138
			2,903,807
ENERGY - 6.0%
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	409	12,679
BP PLC - ADR (Oil, Gas & Consumable Fuels)		10,704	327,114
Eni SpA - ADR (Oil, Gas & Consumable Fuels)		11,700	367,029
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		7,263	540,004
Hess Corp. (Oil, Gas & Consumable Fuels)		516	25,831
REX American Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	1,535	77,702
Royal Dutch Shell PLC Class B - ADR (Oil, Gas & Consumable Fuels)		5,871	278,755
Statoil ASA - ADR (Oil, Gas & Consumable Fuels)		23,112	336,511
Synergy Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	16,707	163,729
Tesoro Corp. (Oil, Gas & Consumable Fuels)		2,663	258,950
TOTAL SA - ADR (Oil, Gas & Consumable Fuels)		7,971	356,383
			2,744,687
FINANCIALS - 6.2%
HSBC Holdings PLC - ADR (Banks)		8,663	328,154
Standard Chartered PLC (Banks)		30,122	290,677
Swedbank AB - ADR (Banks)		16,239	360,343
HFF, Inc. Class A (Capital Markets)		7,195	242,903
Legg Mason, Inc. (Capital Markets)		2,923	121,626
Piper Jaffray Cos. (Capital Markets)	(a)	3,074	111,187
Moody's Corp. (Diversified Financial Svs.)		5,325	522,915
Allstate Corp. / The (Insurance)		10,623	618,683
United Insurance Holdings Corp. (Insurance)		3,968	52,179
Universal Insurance Holdings, Inc. (Insurance)		6,465	190,976
			2,839,643
HEALTH CARE - 14.8%
Amgen, Inc. (Biotechnology)		7,233	1,000,469
Gilead Sciences, Inc. (Biotechnology)		13,697	1,344,908
Insys Therapeutics, Inc. (Biotechnology)	(a)	13,353	380,026
MiMedx Group, Inc. (Biotechnology)	(a)	20,645	199,224
Repligen Corp. (Biotechnology)	(a)	6,197	172,586
Abaxis, Inc. (Health Care Equip. & Supplies)		4,271	187,881
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	1,176	167,192
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	401	184,292
Natus Medical, Inc. (Health Care Equip. & Supplies)	(a)	6,195	244,393
OraSure Technologies, Inc. (Health Care Equip. & Supplies)	(a)	10,738	47,677
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	8,871	266,219
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	9,158	708,463
Providence Service Corp. / The (Health Care Providers & Svs.)	(a)	3,070	133,791
Albany Molecular Research, Inc. (Life Sciences Tools & Svs.)	(a)	6,118	106,576
Depomed, Inc. (Pharmaceuticals)	(a)	11,105	209,329
Eli Lilly & Co. (Pharmaceuticals)		12,304	1,029,722
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		9,597	369,005
			6,751,753
INDUSTRIALS - 12.7%
Boeing Co. / The (Aerospace & Defense)		12,460	1,631,637
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,021	109,400
Northrop Grumman Corp. (Aerospace & Defense)		1,244	206,442
TASER International, Inc. (Aerospace & Defense)	(a)	9,920	218,488
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		1,992	135,018
Echo Global Logistics, Inc. (Air Freight & Logistics)	(a)	4,548	89,141
Alaska Air Group, Inc. (Airlines)		2,789	221,586
United Continental Holdings, Inc. (Airlines)	(a)	7,667	406,734
ACCO Brands Corp. (Commercial Svs. & Supplies)	(a)	21,476	151,835
3M Co. (Industrial Conglomerates)		13,837	1,961,671
Greenbrier Cos., Inc. / The (Machinery)		6,807	218,573
Avis Budget Group, Inc. (Road & Rail)	(a)	2,212	96,620
Ryder System, Inc. (Road & Rail)		1,117	82,703
Saia, Inc. (Road & Rail)	(a)	4,642	143,670
United Rentals, Inc. (Trading Companies & Distributors)	(a)	2,131	127,967
			5,801,485
INFORMATION TECHNOLOGY - 19.8%
F5 Networks, Inc. (Communications Equip.)	(a)	171	19,802
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,789	291,601
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,454	73,812
DHI Group, Inc. (Internet Software & Svs.)	(a)	10,090	73,758
LogMeIn, Inc. (Internet Software & Svs.)	(a)	4,619	314,831
Yahoo!, Inc. (Internet Software & Svs.)	(a)	10,459	302,370
Intel Corp. (Semiconductors & Equip.)		43,475	1,310,336
Lam Research Corp. (Semiconductors & Equip.)		1,028	67,159
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	32,264	483,315
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Semiconductors & Equip.)		91,466	1,897,920
Ellie Mae, Inc. (Software)	(a)	5,519	367,400
Qualys, Inc. (Software)	(a)	6,521	185,588
Apple, Inc. (Tech. Hardware, Storage & Periph.)		31,901	3,518,680
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		2,950	132,160
			9,038,732
MATERIALS - 3.4%
Celanese Corp. (Chemicals)		3,241	191,770
Headwaters, Inc. (Construction Materials)	(a)	13,719	257,917
Packaging Corp. of America (Containers & Packaging)		2,074	124,772
Anglo American PLC - ADR (Metals & Mining)		44,539	183,501
BHP Billiton Ltd. - ADR (Metals & Mining)		8,633	272,975
Rio Tinto PLC - ADR (Metals & Mining)		8,818	298,225
South32 Ltd. - ADR (Metals & Mining)	(a)	2,890	13,756
Neenah Paper, Inc. (Paper & Forest Products)		3,169	184,689
			1,527,605
TELECOMMUNICATION SERVICES - 6.5%
AT&T, Inc. (Diversified Telecom. Svs.)		48,200	1,570,356
Consolidated Communications Holdings, Inc. (Diversified Telecom. Svs.)		9,583	184,664
Iridium Communications, Inc. (Diversified Telecom. Svs.)	(a)	18,119	111,432
Telenor ASA - ADR (Diversified Telecom. Svs.)		6,725	376,869
TeliaSonera AB - ADR (Diversified Telecom. Svs.)		31,597	337,140
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		11,943	379,071
			2,959,532
UTILITIES - 4.5%
Electricite de France SA - ADR (Electric Utilities)		74,800	262,548
Empire District Electric Co. / The (Electric Utilities)		8,455	186,264
Southern Co. / The (Electric Utilities)		3,118	139,375
SSE PLC - ADR (Electric Utilities)		16,200	369,360
Engie SA - ADR (Multi-Utilities)		17,452	280,977
National Grid PLC - ADR (Multi-Utilities)		5,789	403,088
SCANA Corp. (Multi-Utilities)		495	27,849
Sempra Energy (Multi-Utilities)		853	82,502
American States Water Co. (Water Utilities)		7,424	307,354
			2,059,317
Total Common Stocks (Cost $47,112,087)			$45,034,144

Money Market Funds - 1.2%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		554,000	$554,000
Total Money Market Funds (Cost $554,000)			$554,000

Total Investments - 100.0% (Cost $47,666,087)	(b)		$45,588,144
Liabilities in Excess of Other Assets - (0.0)%			(25,651)
Net Assets - 100.0%			$45,562,493

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 98.7%		Shares	Value
CONSUMER DISCRETIONARY - 17.4%
Delphi Automotive PLC (Auto Components)		6,337	$481,865
Johnson Controls, Inc. (Auto Components)		50,763	2,099,558
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	2,345	1,688,986
Jarden Corp. (Household Durables)	(a)	45,117	2,205,319
Whirlpool Corp. (Household Durables)		6,770	996,950
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	5,329	2,727,862
CBS Corp. Class B (Media)		49,437	1,972,536
Time Warner, Inc. (Media)		36,313	2,496,519
Walt Disney Co. / The (Media)		17,025	1,739,955
Tiffany & Co. (Specialty Retail)		12,314	950,887
PVH Corp. (Textiles, Apparel & Luxury Goods)		20,783	2,118,619
			19,479,056
CONSUMER STAPLES - 7.3%
Coca-Cola Co. / The (Beverages)		33,803	1,356,176
Tyson Foods, Inc. Class A (Food Products)		55,230	2,380,413
Colgate-Palmolive Co. (Household Products)		38,275	2,428,932
Procter & Gamble Co. / The (Household Products)		27,982	2,013,025
			8,178,546
ENERGY - 2.8%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		19,063	1,151,215
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	60,013	1,974,428
			3,125,643
FINANCIALS - 6.3%
Bank of America Corp. (Banks)		161,231	2,511,979
Hartford Financial Services Group, Inc. / The (Insurance)		50,811	2,326,128
Prudential Financial, Inc. (Insurance)		29,123	2,219,464
			7,057,571
HEALTH CARE - 19.9%
AbbVie, Inc. (Biotechnology)		7,304	397,411
Biogen, Inc. (Biotechnology)	(a)	4,680	1,365,671
Celgene Corp. (Biotechnology)	(a)	14,309	1,547,805
Juno Therapeutics, Inc. (Biotechnology)	(a)	25,598	1,041,583
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		34,057	2,148,656
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		22,554	2,118,497
Aetna, Inc. (Health Care Providers & Svs.)		20,134	2,202,861
Cardinal Health, Inc. (Health Care Providers & Svs.)		14,909	1,145,309
Cigna Corp. (Health Care Providers & Svs.)		9,743	1,315,500
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	26,370	2,039,983
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		23,759	2,905,251
Allergan PLC (Pharmaceuticals)	(a)	7,815	2,124,195
Mylan NV (Pharmaceuticals)	(a)	47,901	1,928,494
			22,281,216
INDUSTRIALS - 11.1%
Honeywell International, Inc. (Aerospace & Defense)		31,245	2,958,589
United Technologies Corp. (Aerospace & Defense)		10,767	958,155
FedEx Corp. (Air Freight & Logistics)		15,834	2,279,779
Danaher Corp. (Industrial Conglomerates)		27,191	2,316,945
Stanley Black & Decker, Inc. (Machinery)		15,100	1,464,398
Xylem, Inc. (Machinery)		72,666	2,387,078
			12,364,944
INFORMATION TECHNOLOGY - 32.7%
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)	22,337	1,317,213
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	24,709	2,221,339
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,432	2,190,886
Google, Inc. Class C (Internet Software & Svs.)	(a)	4,794	2,916,765
MasterCard, Inc. Class A (IT Svs.)		25,587	2,305,900
Visa, Inc. (IT Svs.)		37,316	2,599,433
Avago Technologies Ltd. (Semiconductors & Equip.)		22,015	2,752,095
Intel Corp. (Semiconductors & Equip.)		60,339	1,818,617
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	26,224	2,283,324
Adobe Systems, Inc. (Software)	(a)	34,126	2,805,840
Microsoft Corp. (Software)		101,155	4,477,120
Oracle Corp. (Software)		63,732	2,302,000
Apple, Inc. (Tech. Hardware, Storage & Periph.)		42,400	4,676,720
Hewlett-Packard Co. (Tech. Hardware, Storage & Periph.)		76,760	1,965,824
			36,633,076
TELECOMMUNICATION SERVICES - 1.2%
Verizon Communications, Inc. (Diversified Telecom. Svs.)		30,173	1,312,827
Total Common Stocks (Cost $110,177,797)			$110,432,879

Money Market Funds - 1.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,186,000	$1,186,000
Total Money Market Funds (Cost $1,186,000)			$1,186,000

Total Investments - 99.7% (Cost $111,363,797)	(b)		$111,618,879
Other Assets in Excess of Liabilities - 0.3%			299,709
Net Assets - 100.0%			$111,918,588

 Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio

Schedule of Investments	September 30, 2015 (Unaudited)

Common Stocks - 42.8%				Shares	Value
CONSUMER DISCRETIONARY - 8.0%
General Motors Co. (Automobiles)				32,577	$977,962
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)			8,777	502,922
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)				7,916	362,394
Starbucks Corp. (Hotels, Restaurants & Leisure)				9,423	535,603
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)				4,554	302,750
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)			982	1,214,597
Mattel, Inc. (Leisure Products)				17,796	374,784
Dollar Tree, Inc. (Multiline Retail)	(a)			21,978	1,465,054
Home Depot, Inc. / The (Specialty Retail)				15,394	1,777,853
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)				18,836	2,316,263
					9,830,182
CONSUMER STAPLES - 2.0%
Diageo PLC (Beverages)	(c)			7,682	206,391
Hershey Co. / The (Food Products)				7,314	672,010
Altria Group, Inc. (Tobacco)				19,863	1,080,547
Philip Morris International, Inc. (Tobacco)				6,326	501,842
					2,460,790
ENERGY - 0.8%
Chevron Corp. (Oil, Gas & Consumable Fuels)				10,033	791,403
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)				8,101	124,755
					916,158
FINANCIALS - 4.3%
JPMorgan Chase & Co. (Banks)				15,524	946,498
U.S. Bancorp (Banks)				35,414	1,452,328
TD Ameritrade Holding Corp. (Capital Markets)				17,640	561,658
American Express Co. (Consumer Finance)				11,980	888,077
CME Group, Inc. (Diversified Financial Svs.)				7,272	674,405
Prudential PLC (Insurance)	(c)			27,816	586,819
Outfront Media, Inc. (Real Estate Investment Trusts)				10,475	217,880
					5,327,665
HEALTH CARE - 9.9%
AbbVie, Inc. (Biotechnology)				30,931	1,682,956
Amgen, Inc. (Biotechnology)				10,457	1,446,412
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)			1,597	742,829
Aetna, Inc. (Health Care Providers & Svs.)				8,870	970,467
Allergan plc (Pharmaceuticals)	(a)			5,647	1,534,911
Bristol-Myers Squibb Co. (Pharmaceuticals)				28,325	1,676,840
Eli Lilly & Co. (Pharmaceuticals)				14,303	1,197,018
Endo International PLC (Pharmaceuticals)	(a)			16,181	1,121,020
Merck & Co., Inc. (Pharmaceuticals)				18,123	895,095
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)			5,567	993,041
					12,260,589
INDUSTRIALS - 5.3%
Boeing Co. / The (Aerospace & Defense)				12,242	1,603,090
Honeywell International, Inc. (Aerospace & Defense)				12,656	1,198,397
United Continental Holdings, Inc. (Airlines)	(a)			6,399	339,467
3M Co. (Industrial Conglomerates)				4,850	687,585
Dover Corp. (Machinery)				7,399	423,075
Towers Watson & Co. Class A (Professional Svs.)				2,951	346,388
Union Pacific Corp. (Road & Rail)				21,648	1,913,900
					6,511,902
INFORMATION TECHNOLOGY - 9.9%
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)				16,665	998,067
Google, Inc. Class C (Internet Software & Svs.)	(a)			3,083	1,875,759
Yahoo!, Inc. (Internet Software & Svs.)	(a)			19,081	551,632
Automatic Data Processing, Inc. (IT Svs.)				5,621	451,704
MasterCard, Inc. Class A (IT Svs.)				30,486	2,747,398
NXP Semiconductors NV (Semiconductors & Equip.)	(a)			6,174	537,570
Microsoft Corp. (Software)				43,963	1,945,802
Apple, Inc. (Tech. Hardware, Storage & Periph.)				23,721	2,616,426
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)				11,668	522,726
					12,247,084
MATERIALS - 2.5%
Chemours Co. / The (Chemicals)				5,701	36,885
E.I. du Pont de Nemours & Co. (Chemicals)				28,523	1,374,809
LyondellBasell Industries NV Class A (Chemicals)				20,278	1,690,374
					3,102,068
TELECOMMUNICATION SERVICES - 0.1%
Verizon Communications, Inc. (Diversified Telecom. Svs.)				3,988	173,518
Total Common Stocks (Cost $55,279,867)					$52,829,956

Corporate Bonds - 11.9%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.1%
ZF North America Capital, Inc. (Auto Components)	(b)	4.750%	04/29/2025	$238,000	$217,473
General Motors Co. (Automobiles)		4.875%	10/02/2023	354,000	359,400
General Motors Co. (Automobiles)		3.500%	10/02/2018	81,000	81,654
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	01/15/2022	118,000	115,369
Brinker International, Inc. (Hotels, Restaurants & Leisure)		3.875%	05/15/2023	137,000	134,085
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (Hotels, Restaurants & Leisure)	(b)	4.250%	05/30/2023	16,000	13,220
D.R. Horton, Inc. (Household Durables)		4.750%	05/15/2017	30,000	30,881
D.R. Horton, Inc. (Household Durables)		3.750%	03/01/2019	81,000	81,506
MDC Holdings, Inc. (Household Durables)		5.500%	01/15/2024	42,000	42,420
Toll Brothers Finance Corp. (Household Durables)		5.875%	02/15/2022	50,000	53,625
CCO Safari II, LLC (Media)	(b)	4.908%	07/23/2025	91,000	90,600
Nielsen Finance LLC / Nielsen Finance Co. (Media)		4.500%	10/01/2020	47,000	47,118
UBM PLC (Media)	(b)(g)	5.750%	11/03/2020	50,000	54,594
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	50,000	52,604
					1,374,549
CONSUMER STAPLES - 0.7%
CVS Health Corp. (Food & Staples Retailing)		3.875%	07/20/2025	137,000	141,280
CVS Health Corp. (Food & Staples Retailing)		2.800%	07/20/2020	164,000	166,636
CVS Health Corp. (Food & Staples Retailing)		3.500%	07/20/2022	92,000	94,947
Kraft Heinz Foods Co. (Food Products)	(b)	3.500%	07/15/2022	48,000	49,039
Kraft Heinz Foods Co. (Food Products)	(b)	2.800%	07/02/2020	69,000	69,457
Tyson Foods, Inc. (Food Products)		6.600%	04/01/2016	70,000	71,921
Wm. Wrigley Jr. Co. (Food Products)	(b)	3.375%	10/21/2020	96,000	99,995
Wm. Wrigley Jr. Co. (Food Products)	(b)	2.400%	10/21/2018	224,000	227,960
					921,235
ENERGY - 1.3%
Forum Energy Technologies, Inc. (Energy Equip. & Svs.)		6.250%	10/01/2021	24,000	20,160
Helmerich & Payne International Drilling Co. (Energy Equip. & Svs.)		4.650%	03/15/2025	57,000	56,766
Oceaneering International, Inc. (Energy Equip. & Svs.)		4.650%	11/15/2024	85,000	80,901
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	06/15/2021	42,000	28,035
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		4.875%	04/15/2022	37,000	24,143
Chevron Corp. (Oil, Gas & Consumable Fuels)		1.345%	11/15/2017	30,000	30,104
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		5.875%	05/01/2022	157,000	164,885
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		4.375%	06/01/2024	156,000	151,943
DCP Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.600%	04/01/2044	9,000	7,288
DCP Midstream Operating LP (Oil, Gas & Consumable Fuels)		3.875%	03/15/2023	51,000	42,611
DCP Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.950%	04/01/2022	83,000	74,715
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		2.250%	12/15/2018	80,000	80,156
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.150%	10/01/2020	54,000	54,626
EnLink Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.400%	04/01/2024	53,000	50,520
EnLink Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.600%	04/01/2044	46,000	41,884
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		5.000%	10/01/2021	102,000	104,456
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.300%	05/01/2024	64,000	58,449
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		7.750%	01/15/2032	30,000	31,549
Motiva Enterprises LLC (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2020	26,000	28,593
NGL Energy Partners LP / NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.125%	07/15/2019	67,000	60,970
Phillips 66 Partners LP (Oil, Gas & Consumable Fuels)		3.605%	02/15/2025	32,000	29,019
Spectra Energy Partners LP (Oil, Gas & Consumable Fuels)		4.750%	03/15/2024	102,000	105,471
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	4.125%	11/15/2019	56,000	50,260
Western Gas Partners LP (Oil, Gas & Consumable Fuels)		5.375%	06/01/2021	164,000	175,560
					1,553,064
FINANCIALS - 4.6%
CIT Group, Inc. (Banks)	(b)	5.500%	02/15/2019	192,000	199,200
CIT Group, Inc. (Banks)		4.250%	08/15/2017	178,000	180,225
Royal Bank of Scotland Group PLC (Banks)		6.100%	06/10/2023	82,000	88,141
Royal Bank of Scotland Group PLC (Banks)		6.000%	12/19/2023	142,000	151,235
Royal Bank of Scotland Group PLC (Banks)		5.125%	05/28/2024	156,000	157,297
Santander UK PLC (Banks)	(b)	5.000%	11/07/2023	495,000	514,573
SVB Financial Group (Banks)		5.375%	09/15/2020	67,000	74,688
Ameriprise Financial, Inc. (Capital Markets)	(d)	7.518%	06/01/2066	237,000	233,149
Carlyle Holdings Finance LLC (Capital Markets)	(b)	3.875%	02/01/2023	25,000	25,627
Charles Schwab Corp. / The (Capital Markets)		3.000%	03/10/2025	56,000	55,164
E*TRADE Financial Corp. (Capital Markets)		5.375%	11/15/2022	115,000	121,900
E*TRADE Financial Corp. (Capital Markets)		4.625%	09/15/2023	173,000	174,730
Goldman Sachs Group, Inc. / The (Capital Markets)		5.625%	01/15/2017	61,000	64,064
Lazard Group LLC (Capital Markets)		4.250%	11/14/2020	140,000	148,306
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	264,000	279,510
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	4.875%	04/15/2045	112,000	102,663
Raymond James Financial, Inc. (Capital Markets)		5.625%	04/01/2024	154,000	174,182
Raymond James Financial, Inc. (Capital Markets)		4.250%	04/15/2016	148,000	150,427
Stifel Financial Corp. (Capital Markets)		4.250%	07/18/2024	44,000	44,004
TD Ameritrade Holding Corp. (Capital Markets)		3.625%	04/01/2025	224,000	229,409
TD Ameritrade Holding Corp. (Capital Markets)		2.950%	04/01/2022	72,000	72,068
Ally Financial, Inc. (Consumer Finance)		8.000%	12/31/2018	27,000	29,767
Ally Financial, Inc. (Consumer Finance)		4.125%	03/30/2020	99,000	97,948
Ally Financial, Inc. (Consumer Finance)		4.625%	05/19/2022	75,000	73,781
American Express Co. (Consumer Finance)	(d)	6.800%	09/01/2066	126,000	127,418
Discover Financial Services (Consumer Finance)		3.950%	11/06/2024	26,000	25,598
Discover Financial Services (Consumer Finance)		3.750%	03/04/2025	116,000	112,386
Synchrony Financial (Consumer Finance)		3.000%	08/15/2019	72,000	72,575
GE Capital Trust I (Diversified Financial Svs.)	(d)	6.375%	11/15/2067	257,000	275,555
General Electric Capital Corp. (Diversified Financial Svs.)	(d)	6.375%	11/15/2067	112,000	120,050
International Lease Finance Corp. (Diversified Financial Svs.)	(b)	6.750%	09/01/2016	78,000	80,730
International Lease Finance Corp. (Diversified Financial Svs.)		8.750%	03/15/2017	37,000	39,775
LeasePlan Corp. NV (Diversified Financial Svs.)	(b)	2.500%	05/16/2018	293,000	293,734
Voya Financial, Inc. (Diversified Financial Svs.)	(d)	5.650%	05/15/2053	48,000	48,384
CNO Financial Group, Inc. (Insurance)		4.500%	05/30/2020	26,000	26,520
CNO Financial Group, Inc. (Insurance)		5.250%	05/30/2025	47,000	47,705
Primerica, Inc. (Insurance)		4.750%	07/15/2022	164,000	178,443
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)		4.600%	04/01/2022	69,000	72,310
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)		2.750%	01/15/2020	99,000	98,839
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)		4.500%	07/30/2029	86,000	85,949
Retail Opportunity Investments Partnership LP (Real Estate Investment Trusts)		4.000%	12/15/2024	12,000	11,743
Retail Opportunity Investments Partnership LP (Real Estate Investment Trusts)		5.000%	12/15/2023	43,000	44,986
Senior Housing Properties Trust (Real Estate Investment Trusts)		6.750%	12/15/2021	46,000	52,711
SL Green Realty Corp. (Real Estate Investment Trusts)		7.750%	03/15/2020	91,000	107,896
SL Green Realty Corp. (Real Estate Investment Trusts)		5.000%	08/15/2018	67,000	71,417
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		4.400%	11/15/2022	72,000	74,341
Kennedy-Wilson, Inc. (Real Estate Mgmt. & Development)		5.875%	04/01/2024	116,000	113,390
					5,624,513
HEALTH CARE - 1.1%
Becton Dickinson and Co. (Health Care Equip. & Supplies)		1.800%	12/15/2017	61,000	61,267
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		2.700%	04/01/2020	93,000	93,346
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		3.550%	04/01/2025	172,000	168,497
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		3.150%	04/01/2022	96,000	95,061
Fresenius Medical Care U.S. Finance II, Inc. (Health Care Providers & Svs.)	(b)	5.875%	01/31/2022	96,000	102,960
HCA, Inc. (Health Care Providers & Svs.)		3.750%	03/15/2019	50,000	49,850
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.200%	02/01/2022	100,000	98,273
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.600%	02/01/2025	112,000	108,468
Omnicare, Inc. (Health Care Providers & Svs.)		4.750%	12/01/2022	28,000	30,240
Omnicare, Inc. (Health Care Providers & Svs.)		5.000%	12/01/2024	24,000	26,040
Life Technologies Corp. (Life Sciences Tools & Svs.)		6.000%	03/01/2020	66,000	75,373
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3.300%	02/15/2022	39,000	39,121
Actavis Funding SCS (Pharmaceuticals)		4.550%	03/15/2035	73,000	67,196
Actavis Funding SCS (Pharmaceuticals)		3.000%	03/12/2020	164,000	164,184
Actavis Funding SCS (Pharmaceuticals)		3.800%	03/15/2025	118,000	114,156
VRX Escrow Corp. (Pharmaceuticals)	(b)	6.125%	04/15/2025	42,000	40,232
VRX Escrow Corp. (Pharmaceuticals)	(b)	5.875%	05/15/2023	42,000	40,268
					1,374,532
INDUSTRIALS - 0.9%
Exelis, Inc. (Aerospace & Defense)		5.550%	10/01/2021	37,000	41,100
Exelis, Inc. (Aerospace & Defense)		4.250%	10/01/2016	75,000	76,627
Southwest Airlines Co. (Airlines)		5.125%	03/01/2017	72,000	75,727
Owens Corning (Building Products)		4.200%	12/01/2024	43,000	42,733
CNH Industrial Capital LLC (Machinery)		3.625%	04/15/2018	50,000	48,594
Verisk Analytics, Inc. (Professional Svs.)		5.800%	05/01/2021	186,000	211,352
Verisk Analytics, Inc. (Professional Svs.)		4.125%	09/12/2022	48,000	48,741
Verisk Analytics, Inc. (Professional Svs.)		4.875%	01/15/2019	43,000	45,744
Verisk Analytics, Inc. (Professional Svs.)		4.000%	06/15/2025	181,000	178,034
Verisk Analytics, Inc. (Professional Svs.)		5.500%	06/15/2045	112,000	110,131
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	3.375%	03/15/2018	69,000	70,946
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	4.250%	01/17/2023	69,000	70,382
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	2.500%	06/15/2019	30,000	29,857
					1,049,968
INFORMATION TECHNOLOGY - 1.1%
Harris Corp. (Communications Equip.)		3.832%	04/27/2025	40,000	39,178
Harris Corp. (Communications Equip.)		5.054%	04/27/2045	51,000	49,252
Seagate HDD Cayman (Computers & Peripherals)		4.750%	06/01/2023	56,000	55,001
Seagate HDD Cayman (Computers & Peripherals)	(b)	5.750%	12/01/2034	96,000	92,373
Seagate HDD Cayman (Computers & Peripherals)	(b)	4.875%	06/01/2027	56,000	52,113
Seagate HDD Cayman (Computers & Peripherals)		4.750%	01/01/2025	378,000	362,031
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		3.750%	09/01/2016	80,000	81,713
Molex Electronic Technologies, LLC (Electronic Equip., Instr. & Comp.)	(b)	2.878%	04/15/2020	22,000	21,761
Molex Electronic Technologies, LLC (Electronic Equip., Instr. & Comp.)	(b)	3.900%	04/15/2025	79,000	77,017
Trimble Navigation Ltd. (Electronic Equip., Instr. & Comp.)		4.750%	12/01/2024	112,000	112,067
Fidelity National Information Services, Inc. (IT Svs.)		5.000%	03/15/2022	12,000	12,541
Fiserv, Inc. (IT Svs.)	(g)	3.125%	10/01/2015	35,000	35,000
TSMC Global Ltd. (Semiconductors & Equip.)	(b)	1.625%	04/03/2018	200,000	198,200
Autodesk, Inc. (Software)		3.600%	12/15/2022	36,000	35,985
Cadence Design Systems, Inc. (Software)		4.375%	10/15/2024	146,000	148,833
					1,373,065
MATERIALS - 0.9%
Albemarle Corp. (Chemicals)		5.450%	12/01/2044	49,000	49,681
Albemarle Corp. (Chemicals)		4.150%	12/01/2024	123,000	123,435
Ashland, Inc. (Chemicals)		3.875%	04/15/2018	56,000	56,420
Ashland, Inc. (Chemicals)		6.875%	05/15/2043	80,000	74,400
LyondellBasell Industries NV (Chemicals)		4.625%	02/26/2055	95,000	80,827
Rockwood Specialties Group, Inc. (Chemicals)		4.625%	10/15/2020	113,000	116,967
Hanson Ltd. (Construction Materials)		6.125%	08/15/2016	66,000	67,861
Martin Marietta Materials, Inc. (Construction Materials)		4.250%	07/02/2024	54,000	54,244
Vulcan Materials Co. (Construction Materials)		7.000%	06/15/2018	64,000	71,360
Vulcan Materials Co. (Construction Materials)		7.500%	06/15/2021	32,000	36,640
Vulcan Materials Co. (Construction Materials)		4.500%	04/01/2025	173,000	169,540
Alcoa, Inc. (Metals & Mining)		5.125%	10/01/2024	5,000	4,713
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	105,000	99,545
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.163%	11/15/2021	65,000	65,758
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.600%	03/01/2025	91,000	90,958
					1,162,349
UTILITIES - 0.2%
IPALCO Enterprises, Inc. (Electric Utilities)		5.000%	05/01/2018	41,000	42,947
PPL WEM Holdings Ltd. (Hotels, Restaurants & Leisure)	(b)	5.375%	05/01/2021	100,000	111,285
PPL WEM Holdings Ltd. (Hotels, Restaurants & Leisure)	(b)	3.900%	05/01/2016	36,000	36,470
					190,702
Total Corporate Bonds (Cost $14,878,305)					$14,623,977

Preferred Stocks - 0.6%			Rate	Quantity	Value
FINANCIALS - 0.6%
Zions Bancorporation (Banks)	(e)		5.800%	161,000	$153,755
Charles Schwab Corp. Series A / The (Capital Markets)	(e)		7.000%	115,000	132,825
Ally Financial, Inc. (Consumer Finance)	(b)		7.000%	207	208,688
General Electric Capital Corp. (Diversified Financial Svs.)	(e)		7.125%	100,000	115,500
General Electric Capital Corp. (Diversified Financial Svs.)	(e)		6.250%	100,000	108,500
General Electric Capital Corp. (Diversified Financial Svs.)			4.700%	266	6,621
Total Preferred Stocks (Cost $729,756)					$725,889

Trust Preferred Securities - 0.2%			Rate	Quantity	Value
FINANCIALS - 0.2%
Citigroup Capital XIII (Banks)	(e)		7.875%	1,775	$45,600
Goldman Sachs Capital I (Capital Markets)			6.345%	175,000	200,537
Morgan Stanley Capital Trust III (Capital Markets)			6.250%	581	14,751
Morgan Stanley Capital Trust IV (Capital Markets)			6.250%	82	2,076
Morgan Stanley Capital Trust V (Capital Markets)			5.750%	26	651
Morgan Stanley Capital Trust VIII (Capital Markets)			6.450%	19	478
Total Trust Preferred Securities (Cost $268,494)					$264,093

Preferred Stock Depository Receipts - 0.5%			Rate	Quantity	Value
FINANCIALS - 0.5%
Bank of America Corp. (Banks)	(f)		8.000%	115,000	$120,175
Wells Fargo & Co. (Banks)	(f)		5.875%	24,000	24,570
Wells Fargo & Co. (Banks)	(f)		6.625%	2,200	60,170
Morgan Stanley (Capital Markets)	(f)		5.550%	86,000	84,710
Morgan Stanley (Capital Markets)	(f)		7.125%	3,175	87,154
Morgan Stanley (Capital Markets)	(f)		6.875%	2,350	62,815
Discover Financial Services (Consumer Finance)			6.500%	5,100	131,631
Total Preferred Stock Depository Receipts (Cost $577,122)					$571,225

Master Limited Partnerships - 2.3%				Shares	Value
ENERGY - 0.8%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)				38,574	$960,493
FINANCIALS - 1.5%
Blackstone Group LP / The (Capital Markets)				57,940	1,834,960
Total Master Limited Partnerships (Cost $3,126,050)					$2,795,453

Asset-Backed / Mortgage-Backed Securities - 1.6%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 0.9%
Applebee's Funding LLC / IHOP Funding LLC 2014-1 A2	(b)	4.277%	09/05/2044	$7,000	$7,161
CKE Restaurant Holdings, Inc. 2013-1A A2	(b)	4.474%	03/20/2043	433,125	448,599
DB Master Finance LLC 2015-1A A2I	(b)	3.262%	02/20/2045	49,750	50,040
Domino's Pizza Master Issuer LLC 2012-1A A2	(b)	5.216%	01/25/2042	275,381	283,640
Hilton U.S.A. Trust 2013-HLT EFX	(b)	4.602%	11/05/2030	150,000	151,455
Hilton U.S.A. Trust 2013-HLT DFX	(b)	4.407%	11/05/2030	125,000	125,687
Wendys Funding LLC 2015-1A A2I	(b)	3.371%	06/15/2045	85,000	85,401
					1,151,983
FINANCIALS - 0.7%
American Tower Trust I 2013-1-2	(b)	1.551%	3/15/2043	60,000	59,534
AmeriCredit Automobile Receivables Trust 2012-4 E	(b)	3.820%	02/10/2020	145,000	147,851
AmeriCredit Automobile Receivables Trust 2015-2 D		3.000%	06/08/2021	20,000	20,123
Banc of America Commercial Mortgage Trust 2006-6 AJ		5.421%	10/10/2045	120,000	122,206
COMM 2007-C9 Mortgage Trust AJ		5.650%	12/10/2049	10,000	10,386
GCCFC Commercial Mortgage Trust 2007-GG11 AM		5.867%	12/10/2049	25,000	26,404
GAHR Commericial Mortgage Trust 2015-NRF DFX	(b)	3.495%	12/15/2019	10,000	9,863
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO	(b)	3.507%	01/15/2032	287,000	284,520
Santander Drive Auto Receivables Trust 2015-1 D		3.240%	04/15/2021	16,000	16,172
Santander Drive Auto Receivables Trust 2015-4 D		3.530%	08/16/2021	53,000	53,428
Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ		6.150%	02/15/2051	25,621	26,367
Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AM		5.383%	12/15/2043	46,628	48,464
Wachovia Bank Commercial Mortgage Trust Series 2007-C31 AJ		5.660%	04/15/2047	40,000	40,717
					866,035
Total Asset-Backed / Mortgage-Backed Securities (Cost $2,027,932)					$2,018,018

U.S. Treasury Obligations - 13.6%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		0.500%	01/31/2017	$984,000	$984,372
U.S. Treasury Note		0.875%	02/28/2017	4,000	4,021
U.S. Treasury Note		0.500%	04/30/2017	350,000	349,722
U.S. Treasury Note		0.625%	05/31/2017	105,000	105,081
U.S. Treasury Note		0.625%	06/30/2017	445,000	445,243
U.S. Treasury Note		0.875%	07/15/2017	8,000	8,037
U.S. Treasury Note		0.625%	07/31/2017	1,283,000	1,283,552
U.S. Treasury Note		1.000%	09/15/2017	1,000	1,007
U.S. Treasury Note		0.875%	10/15/2017	2,000	2,008
U.S. Treasury Note		1.000%	12/15/2017	639,000	643,010
U.S. Treasury Note		0.875%	01/31/2018	6,000	6,016
U.S. Treasury Note		1.375%	07/31/2018	566,000	573,657
U.S. Treasury Note		1.500%	08/31/2018	670,000	681,411
U.S. Treasury Note		1.375%	09/30/2018	2,251,000	2,280,486
U.S. Treasury Note		1.250%	10/31/2018	443,000	446,813
U.S. Treasury Note		1.625%	07/31/2019	381,000	387,568
U.S. Treasury Note		1.750%	09/30/2019	343,000	350,307
U.S. Treasury Note		1.500%	10/31/2019	509,000	514,720
U.S. Treasury Note		1.500%	11/30/2019	621,000	627,679
U.S. Treasury Note		1.625%	12/31/2019	523,000	530,927
U.S. Treasury Note		1.375%	03/31/2020	15,000	15,049
U.S. Treasury Note		2.125%	09/30/2021	276,000	284,036
U.S. Treasury Note		2.125%	12/31/2021	384,000	394,430
U.S. Treasury Note		1.750%	05/15/2023	118,000	117,020
U.S. Treasury Note		2.500%	08/15/2023	432,000	451,693
U.S. Treasury Note		2.750%	11/15/2023	608,000	647,472
U.S. Treasury Note		2.500%	05/15/2024	315,000	328,240
U.S. Treasury Note		2.375%	08/15/2024	79,000	81,392
U.S. Treasury Note	(i)	2.250%	11/15/2024	2,053,000	2,092,134
U.S. Treasury Note		2.000%	02/15/2025	55,000	54,798
U.S. Treasury Note		2.000%	08/15/2025	317,000	315,473
U.S. Treasury Note		3.750%	11/15/2043	323,000	380,408
U.S. Treasury Note		3.625%	02/15/2044	90,000	103,540
U.S. Treasury Note		3.375%	05/15/2044	78,000	85,652
U.S. Treasury Note		2.500%	02/15/2045	60,000	55,278
U.S. Treasury Note		3.000%	05/15/2045	618,000	632,903
U.S. Treasury Note		2.875%	08/15/2045	521,000	521,054
Total U.S. Treasury Obligations (Cost $16,688,862)					$16,786,209

U.S. Government Agency Mortgage-Backed Securities - 6.8%		Rate	Maturity	Face Amount	Value
Fannie Mae Pool		4.000%	06/01/2029	$7,043	$7,558
Fannie Mae Pool		4.000%	09/01/2029	247,936	266,096
Fannie Mae Pool		3.500%	10/01/2029	28,276	29,918
Fannie Mae Pool		3.500%	05/01/2033	418,408	442,122
Fannie Mae Pool		4.000%	04/01/2034	23,027	25,018
Fannie Mae Pool		5.500%	04/01/2040	304,442	340,273
Fannie Mae Pool		4.500%	01/01/2041	110,333	122,455
Fannie Mae Pool		5.500%	05/01/2041	7,682	8,579
Fannie Mae Pool		5.500%	06/01/2041	39,937	45,144
Fannie Mae Pool		5.500%	07/01/2041	43,644	48,744
Fannie Mae Pool		4.500%	11/01/2041	326,036	360,222
Fannie Mae Pool		5.500%	02/01/2042	177,426	198,334
Fannie Mae Pool		4.000%	06/01/2042	16,050	17,305
Fannie Mae Pool		3.500%	07/01/2042	38,265	40,276
Fannie Mae Pool		4.000%	07/01/2042	124,412	134,208
Fannie Mae Pool		4.000%	08/01/2042	7,413	7,997
Fannie Mae Pool		4.000%	09/01/2042	9,300	10,037
Fannie Mae Pool		4.000%	12/01/2042	6,230	6,762
Fannie Mae Pool		3.500%	01/01/2043	42,722	44,770
Fannie Mae Pool		3.500%	02/01/2043	66,618	69,816
Fannie Mae Pool		3.500%	02/01/2043	42,862	44,927
Fannie Mae Pool		4.500%	03/01/2043	210,291	231,859
Fannie Mae Pool		4.000%	07/01/2043	751,299	810,622
Fannie Mae Pool		4.000%	08/01/2043	22,869	24,670
Fannie Mae Pool		3.500%	04/01/2044	7,087	7,464
Fannie Mae Pool		3.500%	05/01/2044	51,146	53,979
Fannie Mae Pool		4.500%	05/01/2044	322,045	357,963
Fannie Mae Pool		4.000%	06/01/2044	175,740	189,605
Fannie Mae Pool		4.000%	07/01/2044	51,756	56,202
Fannie Mae Pool		5.000%	07/01/2044	254,694	286,936
Fannie Mae Pool		4.000%	08/01/2044	32,925	35,754
Fannie Mae Pool		4.500%	08/01/2044	76,649	85,117
Fannie Mae Pool		4.500%	10/01/2044	48,706	54,004
Fannie Mae Pool		4.500%	10/01/2044	58,270	64,770
Fannie Mae Pool		3.500%	02/01/2045	53,425	55,995
Fannie Mae Pool		4.500%	03/01/2045	89,612	99,361
Fannie Mae Pool		4.500%	05/01/2045	166,997	185,627
Fannie Mae Pool		4.000%	09/01/2045	204,542	220,766
Freddie Mac Gold Pool		3.500%	07/01/2029	87,475	92,393
Freddie Mac Gold Pool		3.500%	09/01/2029	376,733	397,969
Freddie Mac Gold Pool		5.500%	08/01/2041	147,350	167,745
Freddie Mac Gold Pool		3.500%	02/01/2044	19,566	20,506
Freddie Mac Gold Pool		4.000%	08/01/2044	89,608	96,918
Freddie Mac Gold Pool		4.500%	06/01/2045	120,021	133,203
Ginnie Mae I Pool		5.000%	01/15/2040	278,314	309,077
Ginnie Mae I Pool		5.000%	05/15/2040	127,588	142,834
Ginnie Mae I Pool		4.500%	05/15/2044	28,651	31,488
Ginnie Mae I Pool		5.000%	06/15/2044	43,049	48,402
Ginnie Mae I Pool		5.000%	06/15/2044	86,551	97,206
Ginnie Mae I Pool		4.000%	03/15/2045	1,074,278	1,154,950
Ginnie Mae I Pool		4.000%	04/15/2045	161,717	175,074
Ginnie Mae II Pool		5.500%	11/20/2037	6,192	6,908
Ginnie Mae II Pool		5.500%	05/20/2042	9,012	10,191
Ginnie Mae II Pool		5.000%	12/20/2044	421,344	472,151
Total U.S. Government Agency Mortgage-Backed Securities (Cost $8,442,277)					$8,448,270

Purchased Options - 6.4%		Expiration	Exercise Price	Contracts (h)	Value
S&P 500 Index Call Option		December 2017	$1,950.00	19	$336,015
S&P 500 Index Call Option		December 2017	$2,000.00	1	15,330
S&P 500 Index Call Option		December 2017	$1,900.00	2	40,000
S&P 500 Index Put Option		December 2017	$1,950.00	19	503,025
S&P 500 Index Put Option		December 2017	$2,000.00	1	28,930
S&P 500 Index Put Option		December 2017	$1,900.00	2	48,200
SPDR S&P 500 ETF Trust Call Option		December 2016	$205.00	62	53,010
SPDR S&P 500 ETF Trust Call Option		December 2016	$210.00	95	65,075
SPDR S&P 500 ETF Trust Call Option		December 2016	$215.00	30	15,255
SPDR S&P 500 ETF Trust Call Option		December 2017	$210.00	285	320,625
SPDR S&P 500 ETF Trust Call Option		December 2017	$205.00	212	282,702
SPDR S&P 500 ETF Trust Call Option		December 2017	$215.00	122	116,693
SPDR S&P 500 ETF Trust Call Option		December 2017	$220.00	99	78,705
SPDR S&P 500 ETF Trust Call Option		December 2017	$200.00	222	347,208
SPDR S&P 500 ETF Trust Call Option		December 2017	$195.00	226	400,020
SPDR S&P 500 ETF Trust Call Option		December 2017	$190.00	206	422,300
SPDR S&P 500 ETF Trust Put Option		December 2016	$205.00	62	157,976
SPDR S&P 500 ETF Trust Put Option		December 2016	$210.00	95	272,080
SPDR S&P 500 ETF Trust Put Option		December 2016	$215.00	30	97,200
SPDR S&P 500 ETF Trust Put Option		December 2017	$210.00	285	985,530
SPDR S&P 500 ETF Trust Put Option		December 2017	$205.00	212	672,146
SPDR S&P 500 ETF Trust Put Option		December 2017	$215.00	122	460,245
SPDR S&P 500 ETF Trust Put Option		December 2017	$220.00	99	415,602
SPDR S&P 500 ETF Trust Put Option		December 2017	$200.00	222	643,134
SPDR S&P 500 ETF Trust Put Option		December 2017	$195.00	226	609,070
SPDR S&P 500 ETF Trust Put Option		December 2017	$190.00	206	499,550
Total Purchased Options (Cost $8,006,331)					$7,885,626

Money Market Funds - 9.7%				Shares	Value
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				8,000,000	$8,000,000
Short-Term Investments Trust - STIC Prime Portfolio				4,030,000	4,030,000
Total Money Market Funds (Cost $12,030,000)					$12,030,000

Total Investments - 96.4% (Cost $122,054,996)	(j)				$118,978,716
Other Assets in Excess of Liabilities - 3.6%	(k)				4,509,089
Net Assets - 100.0%					$123,487,805

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2015, the value of these securities totaled $5,475,616, or 4.4% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $793,210, or 0.6% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d) Security is a variable rate instrument in which the coupon rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at September 30, 2015.

(e) Security is a variable rate preferred stock or trust preferred security in which the dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Dividend rates stated are those in effect at September 30, 2015.

(f) Security is a variable rate preferred stock depository receipt in which the dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Dividend rates stated are those in effect at September 30, 2015.

(g) Represents bonds that are credit sensitive. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.

(h) 100 shares per contract.

(i) Security is fully or partially pledged as collateral for futures contracts outstanding at September 30, 2015.

(j) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

(k) Includes $308,587 of cash pledged as collateral for the following futures contracts outstanding at September 30, 2015:

Type	Description	Expiration	Number of contracts	Contract at value	Initial contract amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	S&P 500 E-mini	December 18, 2015	179	$17,082,865	$17,325,760	$(242,895)	$-
Long	10-Year U.S. Treasury Note	December 21, 2015	488	$62,822,375	$62,564,431	$257,944	$-
						$15,049	$-

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2015 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"). The fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-one separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments.

■	Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio – Long term growth of capital by investing at least 80% of its assets in securities of foreign companies.

■	Capital Appreciation Portfolio – Long-term capital growth by investing primarily in equity and equity related securities of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

■	Small Cap Growth Portfolio - Long-term capital appreciation by investing at least 80% of its net assets in stocks of small companies.

■	Mid Cap Opportunity Portfolio - Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index, at a risk level consistent with that of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in high dividend yielding common stocks with dividend growth potential.

■	High Income Bond Portfolio - High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Ba or lower by Moody's, or BB or lower by Standard & Poor’s or Fitch.

■	ClearBridge Small Cap Portfolio (prior to September 25, 2015, the name of this portfolio was the Capital Growth Portfolio) – Long-term capital appreciation by investing at least 80% of its net assets in common stocks and other equity securities of small capitalization companies or in other investments that the portfolio managers believe have similar economic characteristics.

■	Nasdaq-100® Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5(b) of the 40 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	Balanced Portfolio – Capital appreciation and income by investing normally up to 75% of its assets in equity securities of domestic and foreign securities of any market capitalization while maintaining a minimum of 25% of its assets in fixed income securities.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Risk Managed Balanced Portfolio - Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 550 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	25,000,000	Strategic Value	65,000,000
Money Market	55,000,000	High Income Bond	35,000,000
Bond	30,000,000	ClearBridge Small Cap	5,000,000
Omni	10,000,000	Nasdaq-100® Index	25,000,000
International	30,000,000	Bristol	40,000,000
Capital Appreciation	25,000,000	Bryton Growth	30,000,000
International Small-Mid Company	7,000,000	Balanced	55,000,000
Aggressive Growth	7,000,000	Target VIP	10,000,000
Small Cap Growth	15,000,000	Bristol Growth	25,000,000
Mid Cap Opportunity	6,000,000	Risk Managed Balanced	15,000,000
S&P 500® Index	35,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its Schedules of Investments:

Use of Estimates

The preparation of Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Various investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 40 Act. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, other than Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2015:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks**	$432,514,857	$-	$-
	Master Limited Partnerships**	5,786,247	-	-
	Money Market Funds	7,354,000	-	-
		$445,655,104	$-	$-

Money Market *	Commercial Paper**	$-	$145,995,463	$-
	Money Market Funds	27,000,000	-	-
		$27,000,000	$145,995,463	$-

Bond	Corporate Bonds**	$-	$160,601,378	$-
	Asset-Backed Securities**	-	884,250	-
	Money Market Funds	3,217,000	-	-
		$3,217,000	$161,485,628	$-

Omni	Common Stocks**	$34,591,728	$-	$-
	Corporate Bonds**	-	11,130,203	-
	Asset-Backed Securities**	-	98,250	-
	U.S. Treasury Obligations	-	303,979	-
	Money Market Funds	650,000	-	-
		$35,241,728	$11,532,432	$-

International	Common Stocks**	$10,704,288	$129,289,806	$-
	Preferred Stocks**	-	947,558	-
	Money Market Funds	10,951,213	-	-
		$21,655,501	$130,237,364	$-

	Foreign currency contracts	$(186,926)	$-	$-
	Futures contracts	$(76,459)	$-	$-

Capital Appreciation	Common Stocks**	$375,990,459	$6,776,033	$-
	Money Market Funds	10,306,000	-	-
		$386,296,459	$6,776,033	$-

International Small-Mid Company	Common Stocks**	$11,463,040	$60,928,300	$-
	Money Market Funds	833,696	-	-
		$12,296,736	$60,928,300	$-

	Foreign currency contracts	$(174,884)	$-	$-

Aggressive Growth	Common Stocks**	$43,784,551	$-	$-
	Money Market Funds	2,532,000	-	-
		$46,316,551	$-	$-

Small Cap Growth	Common Stocks**	$183,422,068	$4,112,409	$-
	Master Limited Partnerships**	1,961,796	-	-
	Money Market Funds	4,343,000	-	-
		$189,726,864	$4,112,409	$-

Mid Cap Opportunity	Common Stocks**	$78,679,586	$-	$-
		$78,679,586	$-	$-

S&P 500® Index	Common Stocks**	$364,060,790	$-	$-
	Exchange Traded Funds	14,492,019	-	-
		$378,552,809	$-	$-

Strategic Value	Common Stocks**	$245,932,520	$55,901,249	$-
	Money Market Funds	16,916,000	-	-
		$262,848,520	$55,901,249	$-

High Income Bond	Corporate Bonds**	$-	$193,701,824	$-
	Common Stocks**	-	-	7,234
	Money Market Funds	12,862,000	-	-
		$12,862,000	$193,701,824	$7,234

ClearBridge Small Cap	Common Stocks**	$65,720,587	$-	$-
	Money Market Funds	3,918,000	-	-
		$69,638,587	$-	$-

Nasdaq-100® Index	Common Stocks**	$119,451,121	$-	$-
	Exchange Traded Funds	2,297,232	-	-
		$121,748,353	$-	$-

Bristol	Common Stocks**	$212,143,222	$-	$-
	Money Market Funds	665,000	-	-
		$212,808,222	$-	$-

Bryton Growth	Common Stocks**	$148,604,752	$-	$-
	Money Market Funds	2,495,000	-	-
		$151,099,752	$-	$-

Balanced	Common Stocks**	$463,992,572	$-	$-
	Corporate Bonds**	-	154,218,515	-
	Preferred Stocks**	9,702,046	11,550,000	-
	Trust Preferred Securities**	11,930,209	24,201,520	-
	Master Limited Partnerships**	2,126,600	-	-
	Asset-Backed / Mortgage-Backed Securities**	-	18,257,086	-
	U.S. Treasury Obligations	-	40,390,922	-
	Closed-End Mutual Funds	40,601,742	-	-
	Exchange Traded Funds	29,510,461	-	-
	Purchased Options	2,075,000	-	-
	Money Market Funds	55,526,000	-	-
		$615,464,630	$248,618,043	$-

Target VIP	Common Stocks**	$45,034,144	$-	$-
	Money Market Funds	554,000	-	-
		$45,588,144	$-	$-

Bristol Growth	Common Stocks**	$110,432,879	$-	$-
	Money Market Funds	1,186,000	-	-
		$111,618,879	$-	$-

Risk Managed Balanced	Common Stocks**	$52,036,746	$793,210	$-
	Corporate Bonds**	-	14,623,977	-
	Preferred Stocks**	215,309	510,580	-
	Trust Preferred Securities**	63,556	200,537	-
	Preferred Stock Depository Receipts**	341,770	229,455	-
	Master Limited Partnerships**	2,795,453	-	-
	Asset-Backed / Mortgage-Backed Securities**	-	2,018,018	-
	U.S. Treasury Obligations	-	16,786,209	-
	U.S. Government Agency Mortgage-Backed Securities	-	8,448,270	-
	Purchased Options	5,947,117	1,938,509	-
	Money Market Funds	12,030,000	-	-
		$73,429,951	$45,548,765	$-

	Futures contracts	$15,049	$-	$-

*	At September 30, 2015, the Money Market Portfolio's investments, with the exception of money market funds, were valued using amortized cost, in accordance with rules under the 40 Act. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.
**	For detailed industry descriptions, see the accompanying Schedules of Investments.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges. Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

In the International Portfolio, there was a transfer of a security from Level 2 pricing at December 31, 2014, to Level 1 at September 30, 2015. This security was that Portfolio’s holding of Vectura Group PLC common stock. The fair valuation service provider reported that this security did not meet the minimum predictability threshold to be fair valued at September 30, 2015 and was not fair valued in the current period, whereas in the prior period, the security met the threshold to be fair valued. The value of this holding was $330,472 and $304,122 at September 30, 2015 and December 31, 2014, respectively.

Below is a reconciliation that details the activity of securities in Level 3 during the nine-month period ended September 30, 2015.

High Income Bond

Beginning Balance - January 1, 2015	$5,799
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	1,435

Issuances	-

Settlements	-

Transfers out of Level 3 (due to availability of acitve market quotations or significant observable market inputs)	-

Transfers into Level 3 (due to lack of active market quotations or significant observable inputs)	-

Ending Balance – September 30, 2015	$7,234

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$1,435

The following table present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2015:

Instrument	Valuation Technique Used	Unobservable inputs	Input Values
Lone Pine Common Stock	Value of claim on the enterprise value of underlying company	Net enterprise value (in thousands)	$116,360
		Share class claim on value	25%
		# of share class total shares (in thousands)	24,990

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. Securities of foreign issuers that are purchased by the Money Market Portfolio are limited to 50% of that Portfolio’s assets and must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund, excluding the Money Market Portfolio, may also fully or partially satisfy its distribution requirements by using consent dividends rather than cash dividends if consent dividends are authorized, these amounts will become taxable to the shareholders as if they were paid in cash. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income, whether by cash or consent dividends, sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Schedules of Investments. Differences between tax positions taken in a tax return and amounts recognized in the Schedules of Investments will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e., the last four tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ Schedules of Investments.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

Subsequent Events

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios, other than the Money Market Portfolio, may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Balanced Portfolio wrote call options and purchased put options associated with the S&P 500 Index during the nine-month period ended September 30, 2015 .. These instruments were used by the Portfolio to provide a hedge against equity price risk. During a period in which the prices of the Portfolio’s common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolio.

The Balanced Portfolio’s written call options are collateralized by cash and/or securities held with the Portfolio’s prime broker and in segregated accounts at the Portfolio’s custodian. Such collateral holdings are restricted from use. The cash collateral or borrowings from the prime broker, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral are noted as such on the Portfolio’s Schedules of Investments. Written and purchased options are non-income producing securities.

The Risk Managed Balanced Portfolio also purchased call and put options associated with the S&P 500 Index during the nine-month period ended September 30, 2015. These instruments were used by the Portfolio to provide for the Portfolio’s stated risk management strategy.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indexes. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

At September 30, 2015, there were outstanding futures contracts in the International Portfolio. Details of these contracts are noted that Portfolio’s Schedule of Investments. A portion of the International Portfolio’s securities and cash holdings, as noted on the Portfolio’s Schedule of Investments, were pledged at September 30, 2015 as collateral for these contracts. These futures contracts were executed for the purpose of increasing exposure to an attractive equities market, beyond that evidenced by the Portfolio’s investment in common stocks, while maintaining a significant cash balance that could be used for potentially higher-than-average shareholder transactions. There were other index futures contracts that were executed and closed in the International Portfolio during the nine-month period ended September 30, 2015. Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2015.

At September 30, 2015, there were also outstanding futures contracts in the Risk Managed Balanced Portfolio. . Details of these contracts are noted that Portfolio’s Schedule of Investments. A portion of Risk Managed Balanced Portfolio’s securities and cash holdings, as noted on the Portfolio’s Schedule of Investments, was pledged at September 30, 2015 as collateral for these contracts. These futures contracts were used by the Portfolio to provide for the Portfolio’s stated risk management strategy. There were other index futures contracts that were executed and closed in the Risk Managed Balanced Portfolio during the nine-month period ended September 30, 2015. Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2015.

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. The International Portfolio, International Small-Mid Company Portfolio, Strategic Value Portfolio and High Income Bond Portfolio may engage in non-hedging related transactions to implement their investment strategies.

The Portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Portfolio purchases or sells a security denominated in or exposed to a foreign currency, it may enter into a forward foreign currency contract (“forward contract”) for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the Portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that Portfolio’s securities denominated in or exposed to such foreign currency. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in or exposed to that currency. At the consummation of a forward contract for delivery by a Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other Portfolio assets into such currency. It is impossible to forecast the market value of Portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the Portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If the Portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally. In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a Portfolio’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency contracts were executed in the International and International Small-Mid Company Portfolios in order to mitigate the effect that exchange rate volatility had on the valuation of the Portfolios’ investments that were either significantly under-weighted or over-weighted in relation to the Portfolios’ respective benchmark indices. The International Portfolio was under-weighted in equity investments within Russia and Switzerland and, therefore, executed contracts to buy the Russian Ruble and Swiss Franc in order to mitigate the effect that volatility in those exchange rates (in relation to the U.S. dollar) might otherwise have on relative performance. Likewise, the International Portfolio was over-weighted in equity investments within Japan and member states of the European Union and, therefore, executed contracts to sell the Japanese Yen and the Euro in order to mitigate the effect that volatility in those exchange rates might otherwise have on relative performance. The International Small-Mid Company Portfolio was also over-weighted in equity investments within the member states of the European Union and, therefore, executed contracts to sell the Euro in order to mitigate the effect that volatility in that exchange rate might otherwise have on relative performance.

The Portfolios entered into other foreign currency contracts during the period for similar benchmark performance hedging purposes. The Portfolios also entered into contracts that were the inverse of previously executed contracts to effectively exit prior contracts earlier than stated contract delivery dates, as investment over-weights or under-weights were reduced, or as previously executed contracts resulted in an attractive return to the Portfolios.

The Portfolios may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar agreements with their derivative contract counterparties whereby the Portfolios may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables and create one single net payment. Under certain of the ISDA Master Agreements in place at September 30, 2015, the Portfolios are subject to master netting agreements (“MNA”) that allows for amounts owed between each Portfolio and the counterparty to their transactions to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The MNAs do not apply to amounts owed to or from different counterparties; further, certain of the MNAs limit offsetting for forward foreign currency contracts to amounts owed in the same currency and on the same exchange date.

For financial reporting purposes, the Portfolios offset derivative assets and liabilities that are subject to netting arrangements.

Contracts Subject to Master Netting Arrangements:

The following table presents the Portfolios' derivative assets by counterparty, net of amounts available for offset under MNA as of September 30, 2015:

Portfolio	Counterparty	Currency	Exchange Date	Derivative Asset Subject to a MNA by Counterparty	Derivative Liability Available for Offset	Net Asset

International	J.P. Morgan Chase Bank, N.A.	Russian Ruble	10/9/2015	$22,716	$(22,716)	$-

The following table presents the Portfolios’ derivative liabilities by counterparty, net of amounts available for offset under MNA as of September 30, 2015:

Portfolio	Counterparty	Currency	Exchange Date	Derivative Liability Subject to a MNA by Counterparty	Derivative Asset Available for Offset	Net Liability

International	J.P. Morgan Chase Bank, N.A.	Russian Ruble	10/9/2015	$(164,072)	22,716	(141,356)

(4)	Federal Income Tax Information

The cost basis for Federal income tax purposes my differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at September 30, 2015 for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	International Small- Mid Company
Gross unrealized:
Appreciation	$37,049,421	$4,442,963	$1,117,516	$14,763,679	$19,977,455	$13,361,162
Depreciation	(65,709,972)	(4,360,183)	(3,317,315)	(11,227,511)	(51,422,189)	(6,267,456)
Net unrealized:
Appreciation (Depreciation)	$(28,660,551)	$82,780	$(2,199,799)	$3,536,168	$(31,444,734)	$7,093,706
Aggregate cost of securities:	$474,315,655	$164,619,848	$48,973,959	$148,356,697	$424,517,226	$66,131,330

	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value	High Income Bond
Gross unrealized:
Appreciation	$6,014,109	$25,834,023	$11,408,684	$118,998,816	$32,202,521	$1,298,921
Depreciation	(1,270,582)	(20,149,898)	(6,049,438)	(14,059,588)	(26,485,458)	(14,531,838)
Net unrealized:
Appreciation (Depreciation)	$4,743,527	$5,684,125	$5,359,246	$104,939,228	$5,717,063	$(13,232,917)
Aggregate cost of securities:	$41,573,024	$188,155,148	$73,320,340	$273,613,581	$313,032,706	$219,803,975

	ClearBridge Small Cap	Nasdaq-100® Index	Bristol	Bryton Growth	Balanced	Target VIP
Gross unrealized:
Appreciation	$845,257	$45,458,332	$6,680,976	$6,969,755	$29,090,304	$4,110,800
Depreciation	(1,706,877)	(3,412,642)	(17,795,610)	(33,740,444)	(49,456,522)	(6,519,347)
Net unrealized:
Appreciation (Depreciation)	$(861,620)	$42,045,690	$(11,114,634)	$(26,770,689)	$(20,366,218)	$(2,408,547)
Aggregate cost of securities:	$70,500,207	$79,702,663	$223,922,857	$177,870,441	$884,448,892	$47,996,691

	Bristol Growth	Risk Managed Balanced
Gross unrealized:
Appreciation	$7,927,760	$1,919,401
Depreciation	(7,922,147)	(5,520,682)
Net unrealized:
Appreciation (Depreciation)	$5,613	$(3,601,281)
Aggregate cost of securities:	$111,613,266	$122,579,996

(5)	Legal Matters

Effective December 20, 2013, the assets and liabilities of the Target Equity/Income Portfolio were acquired and assumed by the Target VIP Portfolio in exchange for shares of the Target VIP Portfolio (“the reorganization”).

In December 2007, prior to the reorganization, the Target Equity/Income Portfolio, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48 per share of consideration (the “Merger”). Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al., was initiated on October 22, 2010 (the “Creditor Trust Action”), in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. Holmes TTEE, et. al., was initiated on December 23, 2010 (the “Litigation Trust Action”), in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger. The value of the proceeds to the fund totaled $1,772,400.

On January 4, 2012, the Fund was named in a second amended complaint in the Creditor Trust Action. On April 9, 2014, plaintiffs filed a third amended complaint. In response, on July 30, 2014, the defendant group, including the Fund, filed an omnibus motion to dismiss. On November 18, 2015, the Court granted to motion to dismiss in part. Consequently, the Trustee's claims against the Fund are now limited to those related to constructive fraud. The ultimate outcome of these proceedings on the Portfolio cannot be predicted.

As a result of the aforementioned reorganization involving the Target Equity/Income Portfolio, any future claims that may result from these complaints will be assumed by the Target VIP Portfolio as the Survivor Portfolio. Management of the Fund continues to assess the cases and has not yet determined the potential effect, if any, on the net asset value of the Target VIP Portfolio.

Also, in December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a similar cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios, was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York. Pursuant to a Court order dated September 7, 2012, certain defendants in the MDL, including the Fund, filed a motion to dismiss on November 6, 2012. The Court granted the motion to dismiss on September 23, 2013. Pending an appeal, only the actual fraudulent transfer claims as alleged in FitzSimons remain. The outcome of these proceedings on the two Portfolios of the Fund cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ohio National Fund, Inc.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President (Principal Executive Officer)

Date November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President (Principal Executive Officer)

Date   November 19, 2015

By (Signature and Title)	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer (Principal Financial Officer)

Date   November 19, 2015